UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue, 4th Floor
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ ETF Trust
SEMI-ANNUAL REPORT | OCTOBER 31, 2019
IQ Hedge Multi-Strategy Tracker ETF (QAI)	IQ Merger Arbitrage ETF (MNA)
IQ Hedge Macro Tracker ETF (MCRO)	IQ Global Resources ETF (GRES)
IQ Hedge Market Neutral Tracker ETF (QMN)	IQ Global Agribusiness Small Cap ETF (CROP)
IQ Hedge Long/Short Tracker ETF (QLS)	IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ Hedge Event-Driven Tracker ETF (QED)	IQ S&P High Yield Low Volatility Bond ETF (HYLV)
IQ Real Return ETF (CPI)	IQ 500 International ETF (IQIN)
IQ Leaders GTAA Tracker ETF (QGTA)	IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ Enhanced Core Bond U.S. ETF (AGGE)	IQ 50 Percent Hedged FTSE Europe ETF (HFXE)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)	IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)
IQ Short Duration Enhanced Core Bond U.S. ETF (SDAG)	IQ Chaikin U.S. Small Cap ETF (CSML)
IQ Chaikin U.S. Large Cap ETF (CLRG)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725.
You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website nylinvestments.com/etfs or by calling 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
New York Life Investments is a service mark and name under which New York Life Investment Management LLC does business. New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Help Preserve the Environment — Go Green!
With e-Delivery, you can:
•
Receive email notifications when your most recent shareholder communications are available for review.

•
Access prospectuses, annual reports and semi-annual reports online.
It’s easy to enroll:
1.
Visit https://www.icsdelivery.com/live/

2.
Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

Shareholder Letter (unaudited)

Message from the President
Stock and bond markets generally gained ground during the six-month reporting period ended October 31, 2019, despite concerns regarding slowing U.S. and global economic growth and international trade conflicts.
Shifting investor sentiment regarding economic growth and trade issues set the backdrop for volatile market performance during the six-month reporting period. Gross domestic product (GDP) growth remained positive in the United States, backed by indications of strong employment, consumer sentiment and corporate earnings. However, domestic manufacturing and business investment showed signs of slowing. Many international economies, including those of leading European and Asian countries, appeared even more fragile, with some experiencing declining rates of growth and others hovering on the edge of recession. Markets were further undermined by intermittent setbacks in negotiations over the deepening trade dispute between the United States and China, leading to episodes of risk aversion, most notably in May and August 2019. Central banks provided a much-needed stabilizing force in this environment, injecting liquidity and other forms of stimulus into struggling economies. In the United States, the Federal Reserve Board (Fed) cut interest rates three times in the four months between July and October 2019, reversing most of the rate hikes it had implemented during 2018.
Global uncertainties and aggressive Fed easing drove a historic surge in prices for long-term Treasury bonds, which outperformed most other traditional investment sectors and strategies, equity and fixed-income alike. However, short-term and intermediate-term Treasury securities delivered more typically muted performance on a par with municipal bonds while lagging most U.S. corporate fixed-income instruments. Among various sectors of the U.S. bond market, investors tended to reward quality over yield and long-term over short-term durations. International developed market bonds generally produced positive returns but underperformed their U.S. counterparts in keeping with relatively weak performance of their home country economies. Emerging market bonds proved weaker still, not surprising in a generally risk-averse investment climate.
The U.S. economy’s persistent, albeit slow, growth supported mild gains in U.S. equities. These advances nudged major stock indices, such as the S&P 500® Index and NASDAQ into record territory. Sector strength shifted as investor sentiment alternated between risk-on and risk-off positions, with large-cap stocks broadly outperforming small-cap stocks. Leading industry sectors in the large-cap S&P 500® Index included traditionally defensive, value-oriented sectors, including utilities, real estate, consumer staples and health care, as well as the more cyclical, growth-oriented information technology sector. Gains in the communications services, materials and financials sectors lagged the Index, while industrials and consumer discretionary trailed farther behind. Only the energy sector suffered declines, undermined by weak oil prices and concerns about future energy demand. International stocks tended to underperform U.S. equities, constrained by lackluster economic growth in the Eurozone and dramatically slowing growth in China and related parts of Asia amid persistent trade tensions with the United States.
Commodities produced mixed results. Precious metals trended higher throughout the reporting period as investors sought safe havens. Most agricultural and industrial commodities posted declines or, at best, weak gains in the face of a strong U.S. dollar and concerns regarding global growth. Energy fell particularly sharply, as mentioned above.
The mounting political and economic uncertainties of the last six months make the importance of broad diversification across geography and asset class clearer than ever. We remain confident that the solutions provided by our IndexIQ ETF Trust give investors the opportunity to enhance portfolio construction in a liquid and transparent manner and build a portfolio that best meets their specific objectives.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/2019 to 10/31/2019” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios for the Period 05/01/19 to 10/31/19	Expenses1 Paid During the Period 05/01/19 to 10/31/19
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,014.80	0.54%	$2.73
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.42	0.54%	$2.75
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,004.60	0.64%	$3.22
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.92	0.64%	$3.25
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$1,019.40	0.64%	$3.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.92	0.64%	$3.25
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$1,037.10	0.65%	$3.33
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$1,012.30	0.64%	$3.24
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.92	0.64%	$3.25
IQ Real Return ETF
Actual	$1,000.00	$1,010.90	0.21%	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.08	0.21%	$1.07

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios for the Period 05/01/19 to 10/31/19	Expenses1 Paid During the Period 05/01/19 to 10/31/19
IQ Leaders GTAA Tracker ETF
Actual	$1,000.00	$1,025.00	0.23%	$1.17
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.98	0.23%	$1.17
IQ Enhanced Core Bond U.S. ETF
Actual	$1,000.00	$1,043.80	0.21%	$1.08
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.08	0.21%	$1.07
IQ Enhanced Core Plus Bond U.S. ETF
Actual	$1,000.00	$1,042.50	0.21%	$1.08
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.08	0.21%	$1.07
IQ Short Duration Enhanced Core Bond U.S. ETF
Actual	$1,000.00	$1,028.70	0.20%	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,035.90	0.76%	$3.89
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Global Resources ETF
Actual	$1,000.00	$984.00	0.76%	$3.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$971.50	0.76%	$3.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,081.60	0.70%	$3.66
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
IQ S&P High Yield Low Volatility Bond ETF
Actual	$1,000.00	$1,044.70	0.40%	$2.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.13	0.40%	$2.03
IQ 500 International ETF
Actual	$1,000.00	$1,019.80	0.25%	$1.27
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
IQ 50 Percent Hedged FTSE International ETF
Actual	$1,000.00	$1,036.40	0.20%	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
IQ 50 Percent Hedged FTSE Europe ETF
Actual	$1,000.00	$1,031.10	0.30%	$1.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53
IQ 50 Percent Hedged FTSE Japan ETF
Actual	$1,000.00	$1,061.30	0.30%	$1.55
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53
IQ Chaikin U.S. Small Cap ETF
Actual	$1,000.00	$1,024.50	0.35%	$1.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78
IQ Chaikin U.S. Large Cap ETF
Actual	$1,000.00	$1,037.30	0.25%	$1.28
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366.

Portfolio Summaries*

October 31, 2019 (Unaudited)
IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $825.2
Asset Class	% of Net Assets
U.S. Ultra-Short Term Treasury Bond Funds	30.4%
Money Market Funds	16.1
Floating Rate – Investment Grade Funds	9.6
Investment Grade Corporate Bond Funds	8.1
International Small Cap Equity Funds	7.8
Bank Loan Funds	5.8
Asia ex Japan Equity Funds	4.9
BRIC Equity Funds	3.3
Mortgage Backed Securities Funds	2.8
Euro Fund	2.5
Emerging Bonds – USD Funds	2.5
Emerging Markets Small Cap Equity Fund	2.4
High Yield Corporate Bond Funds	2.2
Europe Equity Funds	2.2
Japan Equity Funds	2.0
International Equity Core Funds	1.9
Emerging Bonds – Local Currency Funds	1.8
U.S. Dollar Fund	1.6
U.S. Large Cap Core Funds	1.4
U.S. Large Cap Growth Funds	1.2
Gold Funds	0.9
U.S. Medium Term Treasury Bond Funds	0.9
U.S. Small Cap Core Funds	0.8
Broad Fund	0.6
Japanese Yen Fund	0.6
U.S. Preferred Funds	0.5
U.S. Momentum Fund	0.4
Municipal Bond Fund	0.4
Silver Fund	0.2
Volatility Note	0.2
British Pound Fund	0.1
Total Investments	116.1
Other Assets and Liabilites, Net	(16.1)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $5.3
Asset Class	% of Net Assets
U.S. Ultra-Short Term Treasury Bond Funds	31.7%
Floating Rate – Investment Grade Funds	16.3
Money Market Funds	15.7
BRIC Equity Funds	9.2
International Small Cap Equity Funds	6.7
Investment Grade Corporate Bond Funds	5.4
U.S. Medium Term Treasury Bond Funds	3.1
Japan Equity Fund	2.8
Emerging Bonds – Local Currency Funds	2.7
Emerging Small Cap Equity Fund	2.7
Emerging Bonds – USD Funds	2.6
U.S. Dollar Fund	2.6
Euro Fund	2.2
U.S. Small Cap Core Funds	2.1
Europe Equity Fund	2.1
Gold Funds	1.7
Broad Fund	1.7
U.S. Large Cap Core Fund	1.5
U.S. Large Cap Growth Funds	1.5
Japanese Yen Fund	1.0
Silver Fund	0.4
Total Investments	115.7
Other Assets and Liabilites, Net	(15.7)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2019 (Unaudited)
IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $14.7
Asset Class	% of Net Assets
U.S. Ultra-Short Term Treasury Bond Funds	40.3%
Money Market Funds	21.3
Bank Loan Funds	10.4
Asia ex Japan Equity Funds	8.4
Investment Grade Corporate Bond Funds	8.4
International Small Cap Equity Funds	7.1
Floating Rate – Investment Grade Funds	7.0
Mortgage Backed Securities Funds	5.1
High Yield Corporate Bond Funds	4.2
Europe Equity Funds	2.7
Euro Fund	2.6
Japan Equity Fund	1.9
Municipal Bond	0.7
U.S. Large Cap Core Funds	0.6
U.S. Small Cap Growth Funds	0.5
British Pound Fund	0.1
Total Investments	121.3
Other Assets and Liabilites, Net	(21.3)
Total Net Assets	100.0%
IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $7.8
Asset Class	% of Net Assets
International Equity Core Funds	23.2%
International Small Cap Equity Funds	14.2
Money Market Funds	12.3
Investment Grade Corporate Bond Funds	11.1
U.S. Large Cap Growth Funds	10.3
U.S. Ultra Short Term Treasury Bond Funds	8.9
Bank Loan Funds	6.8
U.S. Large Cap Core Funds	6.0
U.S. Preferred Funds	5.8
U.S. Momentum Fund	5.1
U.S. Small Cap Value Funds	4.3
U.S. Long Term Treasury Bond Funds	3.4
Volatility Note	0.9
Total Investments	112.3
Other Assets and Liabilites, Net	(12.3)
Total Net Assets	100.0%

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $5.4
Asset Class	% of Net Assets
High Yield Corporate Bond Funds	32.0%
Investment Grade Corporate Bond Funds	28.0
Bank Loan Funds	23.5
Money Market Funds	20.1
U.S. Small Cap Growth Funds	9.7
Convertible Bond Fund	6.6
U.S. Ultra Short-Term Treasury Bond Funds	0.0(a)
Total Investments	119.9
Other Assets and Liabilites, Net	(19.9)
Total Net Assets	100.0%
IQ Real Return ETF
Net Assets ($ mil): $56.3
Asset Class	% of Net Assets
U.S. Ultra-Short Term Treasury Bond Funds	52.5%
U.S. Short-Term Investment Grade Fund	24.8
U.S. Large Cap Core Funds	10.3
Money Market Funds	8.3
Oil Fund	5.9
U.S. REITS Funds	4.9
Gold Fund	1.5
Total Investments	108.2
Other Assets and Liabilites, Net	(8.2)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2019 (Unaudited)
IQ Leaders GTAA Tracker ETF
Net Assets ($ mil): $29.5
Asset Class	% of Net Assets
International Equity Core Funds	24.4%
U.S. Large Cap Core Funds	21.0
Aggregate Bond Funds	15.9
High Yield Corporate Bond Funds	11.2
Investment Grade Corporate Bond Funds	11.1
Convertible Bond Fund	11.0
Emerging Equity Funds	5.2
Money Market Funds	1.5
Total Investments	101.3
Other Assets and Liabilites, Net	(1.3)
Total Net Assets	100.0%
IQ Enhanced Core Bond U.S. ETF
Net Assets ($ mil): $46.6
Asset Class	% of Net Assets
Mortgage Backed Securities Funds	49.9%
Investment Grade Corporate Bond Funds	37.3
Short Maturity Investment Grade Corporate Bond Fund	12.7
Money Market Fund	0.1
Total Investments	100.0
Other Assets and Liabilites, Net	(0.0)(a)
Total Net Assets	100.0%
IQ Enhanced Core Plus Bond U.S. ETF
Net Assets ($ mil): $103.6
Asset Class	% of Net Assets
Mortgage Backed Securities Funds	49.9%
Investment Grade Corporate Bond Funds	37.3
Short Maturity Investment Grade Corporate Bond Fund	12.6
Money Market Funds	0.4
Total Investments	100.2
Other Assets and Liabilites, Net	(0.2)
Total Net Assets	100.0%

IQ Short Duration Enhanced Core Bond U.S. ETF
Net Assets ($ mil): $5.1
Asset Class	% of Net Assets
Short Maturity Investment Grade Corp Bond Fund	83.5%
U.S. Short-Term Treasury Bond Funds	9.7
Investment Grade Corporate Bond Fund	6.4
Money Market Funds	5.1
Total Investments	104.7
Other Assets and Liabilites, Net	(4.7)
Total Net Assets	100.0%
IQ Merger Arbitrage ETF
Net Assets ($ mil): $890.8
Industry	% of Net Assets
Health Care	34.4%
Industrials	22.8
Money Market Funds	13.4
Communication Services	10.0
Consumer Discretionary	9.2
Information Technology	7.0
Energy	4.7
Real Estate	1.6
Consumer Staples	1.4
Utilities	0.5
Materials	0.5
Total Investments	105.5
Other Assets and Liabilites, Net	(5.5)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2019 (Unaudited)
IQ Global Resources ETF
Net Assets ($ mil): $143.3
Industry	% of Net Assets
Industrial Metals	17.3%
Energy	14.7
Coal	12.2
Grains Food Fiber	11.6
Money Market Funds	10.2
Water	9.9
Precious Metals	8.7
Livestock	8.1
Timber	7.4
Crop Production and Farming	0.3
Agricultural Chemicals	0.2
Refining & Marketing	0.2
Livestock Operations	0.1
Total Investments	100.9
Other Assets and Liabilites, Net	(0.9)
Total Net Assets	100.0%
IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $8.0
Industry	% of Net Assets
Crop Production and Farming	45.2%
Livestock Operations	21.7
Agricultural Chemicals	14.7
Agricultural Machinery	10.5
Agricultural Supplies and Logistics	7.7
Money Market Funds	5.1
Total Investments	104.9
Other Assets and Liabilites, Net	(4.9)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF
Net Assets ($ mil): $67.5
Industry	% of Net Assets
Specialized REITs	23.7%
Retail REITs	22.8
Diversified REITs	16.3
Mortgage REITs	13.4
Office REITs	11.5
Hotel REITs	9.1
Money Market Funds	4.4
Residential REITs	2.9
Total Investments	104.1
Other Assets and Liabilites, Net	(4.1)
Total Net Assets	100.0%
IQ S&P High Yield Low Volatility Bond ETF
Net Assets ($ mil): $68.3
Industry	% of Net Assets
Media	17.4%
Consumer Discretionary	13.4
Health Care	11.4
Materials	10.4
Industrials	9.2
Financials	7.2
Telecommunication Services	6.3
Information Technology	6.0
Energy	6.0
Consumer Staples	4.6
Utilities	4.1
Money Market Funds	2.4
Real Estate	1.5
Transportation	0.5
Total Investments	100.4
Other Assets and Liabilites, Net	(0.4)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2019 (Unaudited)
IQ 500 International ETF
Net Assets ($ mil): $107.8
Industry	% of Net Assets
Industrials	22.4%
Consumer Discretionary	14.7
Consumer Staples	11.3
Financials	9.5
Materials	8.8
Communication Services	8.0
Energy	6.9
Health Care	6.6
Utilities	6.1
Information Technology	5.3
Money Market Fund	2.8
Total Investments	102.4
Other Assets and Liabilites, Net	(2.4)
Total Net Assets	100.0%
IQ 50 Percent Hedged FTSE International ETF
Net Assets ($ mil): $229.8
Industry	% of Net Assets
Financials	18.5%
Industrials	15.2
Health Care	11.5
Consumer Discretionary	11.4
Consumer Staples	10.8
Information Technology	8.1
Materials	7.6
Communication Services	5.1
Energy	4.9
Utilities	3.6
Real Estate	3.3
Money Market Fund	2.0
Total Investments	102.0
Other Assets and Liabilites, Net	(2.0)
Total Net Assets	100.0%

IQ 50 Percent Hedged FTSE Europe ETF
Net Assets ($ mil): $9.0
Industry	% of Net Assets
Financials	18.2%
Industrials	14.0
Health Care	13.7
Consumer Staples	13.3
Consumer Discretionary	9.9
Materials	7.4
Energy	7.0
Information Technology	5.3
Communication Services	4.8
Utilities	4.5
Money Market Fund	2.7
Real Estate	1.8
Total Investments	102.6
Other Assets and Liabilites, Net	(2.6)
Total Net Assets	100.0%
IQ 50 Percent Hedged FTSE Japan ETF
Net Assets ($ mil): $5.4
Industry	% of Net Assets
Industrials	22.1%
Consumer Discretionary	18.7
Information Technology	11.4
Financials	10.5
Health Care	9.5
Consumer Staples	8.8
Communication Services	7.6
Materials	6.1
Real Estate	2.9
Money Market Fund	2.8
Utilities	1.8
Energy	0.8
Total Investments	103.0
Other Assets and Liabilites, Net	(3.0)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2019 (Unaudited)
IQ Chaikin U.S. Small Cap ETF
Net Assets ($ mil): $227.7
Industry	% of Net Assets
Industrials	27.7%
Information Technology	21.5
Financials	20.0
Consumer Discretionary	10.8
Materials	4.9
Real Estate	4.0
Health Care	3.9
Communication Services	3.7
Consumer Staples	2.2
Money Market Funds	1.1
Energy	0.7
Utilities	0.5
Total Investments	101.0
Other Assets and Liabilites, Net	(1.0)
Total Net Assets	100.0%
IQ Chaikin U.S. Large Cap ETF
Net Assets ($ mil): $248.8
Industry	% of Net Assets
Financials	33.1%
Health Care	22.1
Information Technology	19.3
Consumer Discretionary	7.5
Consumer Staples	5.5
Industrials	4.9
Energy	3.3
Utilities	3.0
Materials	1.2
Money Market Fund	0.1
Total Investments	100.0
Other Assets and Liabilites, Net	0.0(a)
Total Net Assets	100.0%

(a)
Less than 0.05%.

*
Each Fund’s portfolio is subject to change.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2019 (unaudited)
	Shares	Value
Exchange Traded Note — 0.2%
Volatility Note — 0.2%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $1,755,851)	71,484	$1,411,809
Exchange Traded Vehicles — 5.9%
British Pound Fund — 0.1%
Invesco CurrencyShares British Pound Sterling Trust*(a)	3,760	472,143
Euro Fund — 2.5%
Invesco CurrencyShares Euro Currency Trust*(a)	195,746	20,723,629
Gold Funds — 0.9%
Graniteshares Gold Trust*	6,907	103,950
SPDR Gold MiniShares Trust*(a)	11,845	178,741
SPDR Gold Shares*	52,455	7,471,166
Total Gold Funds		7,753,857
Japanese Yen Fund — 0.6%
Invesco CurrencyShares Japanese Yen Trust*	52,266	4,600,454
Silver Fund — 0.2%
iShares Silver Trust*(a)	95,198	1,610,750
U.S. Dollar Fund — 1.6%
Invesco DB U.S. Dollar Index Bullish Fund(a)	511,300	13,595,467
Total Exchange Traded Vehicles (Cost $48,169,699)		48,756,300
Investment Companies — 93.9%
Asia ex Japan Equity Funds — 4.9%
iShares Core MSCI Pacific ETF	305,756	17,721,618
iShares MSCI All Country Asia ex Japan ETF(a)	257,803	17,865,748
Vanguard FTSE Pacific ETF	75,381	5,140,230
Total Asia ex Japan Equity Funds		40,727,596
Bank Loan Funds — 5.8%
Invesco Senior Loan ETF(a)	1,471,119	32,967,777
SPDR Blackstone / GSO Senior Loan ETF(a)	324,343	14,877,613
Total Bank Loan Funds		47,845,390
BRIC Equity Funds — 3.3%
iShares China Large-Cap ETF(a)	310,578	12,780,285
iShares MSCI China ETF(a)	190,450	11,135,612
SPDR S&P China ETF	36,112	3,386,944
Total BRIC Equity Funds		27,302,841
Broad Fund — 0.6%
FlexShares Global Upstream Natural Resources Index Fund	157,862	4,955,288
Emerging Bonds — Local Currency Funds — 1.8%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	78,470	2,178,327
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	362,725	12,310,887
	Shares	Value
Investment Companies (continued)
Emerging Bonds — Local Currency Funds (continued)
WisdomTree Emerging Markets Local Debt Fund	13,831	$490,862
Total Emerging Bonds — Local Currency Funds		14,980,076
Emerging Bonds — USD Funds — 2.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	162,766	18,490,218
Vanguard Emerging Markets Government Bond ETF	22,603	1,824,062
Total Emerging Bonds — USD Funds		20,314,280
Emerging Markets Small Cap Equity Fund — 2.4%
SPDR S&P Emerging Markets SmallCap ETF(a)	445,817	19,896,813
Europe Equity Funds — 2.2%
iShares Core MSCI Europe ETF	27,868	1,323,173
iShares MSCI Eurozone ETF(a)	55,500	2,243,310
Vanguard FTSE Europe ETF(a)	94,672	5,270,390
Xtrackers MSCI Europe Hedged Equity ETF(a)	313,664	9,431,876
Total Europe Equity Funds		18,268,749
Floating Rate — Investment Grade Funds — 9.6%
iShares Floating Rate Bond ETF(a)	1,121,748	57,197,930
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	718,358	22,103,876
Total Floating Rate — Investment Grade Funds		79,301,806
High Yield Corporate Bond Funds — 2.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	196,894	9,114,223
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	346,550	9,284,075
Total High Yield Corporate Bond Funds		18,398,298
International Equity Core Funds — 1.9%
iShares Core MSCI EAFE ETF	29,789	1,883,558
Vanguard FTSE Developed Markets ETF	49,174	2,084,978
Xtrackers MSCI EAFE Hedged Equity ETF(a)	368,247	12,111,644
Total International Equity Core Funds		16,080,180
International Small Cap Equity Funds — 7.8%
Schwab International Small-Cap Equity ETF(a)	584,916	19,337,323
Vanguard FTSE All World ex-U.S. Small-Cap ETF	425,419	44,962,534
Total International Small Cap Equity Funds		64,299,857
Investment Grade Corporate Bond Funds — 8.1%
iShares Broad USD Investment Grade Corporate Bond ETF	52,873	3,086,197

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	230,571	$29,446,223
SPDR Portfolio Short Term Corporate Bond ETF(a)	85,063	2,627,596
Vanguard Intermediate-Term Corporate Bond ETF	223,234	20,448,234
Vanguard Short-Term Corporate Bond ETF	133,064	10,814,111
Total Investment Grade Corporate Bond Funds		66,422,361
Japan Equity Funds — 2.0%
iShares MSCI Japan ETF	69,728	4,091,639
Xtrackers MSCI Japan Hedged Equity ETF(a)	304,203	12,554,458
Total Japan Equity Funds		16,646,097
Mortgage Backed Securities Funds — 2.8%
iShares MBS ETF	134,668	14,596,664
Vanguard Mortgage-Backed Securities ETF	152,054	8,109,040
Total Mortgage Backed Securities Funds		22,705,704
Municipal Bond Fund — 0.4%
VanEck Vectors High-Yield Municipal Index ETF	45,834	2,947,585
U.S. Large Cap Core Funds — 1.4%
Consumer Discretionary Select Sector SPDR Fund(a)	5,795	700,326
Energy Select Sector SPDR Fund(a)	74,161	4,298,372
Financial Select Sector SPDR Fund(a)	93,713	2,689,563
Health Care Select Sector SPDR Fund(a)	8,442	799,879
Invesco KBW Bank ETF(a)	12,975	694,162
SPDR S&P Bank ETF(a)	45,598	2,012,240
Total U.S. Large Cap Core Funds		11,194,542
U.S. Large Cap Growth Funds — 1.2%
iShares Core S&P U.S. Growth ETF(a)	17,534	1,122,351
Schwab U.S. Large-Cap Growth ETF(a)	15,582	1,350,803
SPDR Portfolio S&P 500 Growth ETF(a)	21,180	838,093
Vanguard Growth ETF(a)	40,557	6,918,619
Total U.S. Large Cap Growth Funds		10,229,866
U.S. Medium Term Treasury Bond Funds — 0.9%
iShares 3-7 Year Treasury Bond ETF(a)	30,209	3,835,637
Schwab Intermediate-Term U.S. Treasury ETF(a)	36,167	2,011,247
Vanguard Intermediate-Term Treasury ETF(a)	27,486	1,834,415
Total U.S. Medium Term Treasury Bond Funds		7,681,299

	Shares	Value
Investment Companies (continued)
U.S. Momentum Fund — 0.4%
iShares Edge MSCI USA Momentum Factor ETF(a)	29,710	$3,565,794
U.S. Preferred Funds — 0.5%
Invesco Preferred ETF	70,020	1,048,899
iShares Preferred & Income Securities ETF(a)	84,645	3,176,727
Total U.S. Preferred Funds		4,225,626
U.S. Small Cap Core Funds — 0.8%
iShares Russell 2000 ETF(a)	23,590	3,667,066
Schwab U.S. Small-Cap ETF	9,631	685,631
Vanguard Small-Cap ETF	13,303	2,080,988
Total U.S. Small Cap Core Funds		6,433,685
U.S. Ultra Short Term Treasury Bond Funds — 30.4%
Goldman Sachs Access Treasury 0-1 Year ETF	244,165	24,528,816
Invesco Treasury Collateral ETF	38,753	4,094,797
iShares Short Treasury Bond ETF(b)	1,430,558	158,391,382
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	697,421	63,883,763
Total U.S. Ultra Short Term Treasury Bond Funds		250,898,758
Total Investment Companies (Cost $762,630,584)		775,322,491
Short-Term Investments — 16.1%
Money Market Funds — 16.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(c)	384,035	384,035
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(c)(d)	133,240,245	133,240,245
Total Short-Term Investments (Cost $133,624,280)		133,624,280
Total Investments — 116.1% (Cost $946,180,414)		959,114,880
Other Assets and Liabilities, Net — (16.1)%		(133,869,326)
Net Assets — 100.0%		$825,245,554

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $172,691,271; total market value of collateral held by the Fund was $176,808,871. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $43,568,626.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $863,538.

(c)
Reflects the 1-day yield at October 31, 2019.

(d)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.32	7/02/2020	Monthly	$35,167	$—
Consumer Discretionary Select Sector SPDR Fund	Bank of America	2.52	9/30/2020	Monthly	35,167	—
Energy Select Sector SPDR Fund	Morgan Stanley	2.32	7/02/2020	Monthly	215,843	—
Energy Select Sector SPDR Fund	Bank of America	2.52	9/30/2020	Monthly	215,843	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.32	7/02/2020	Monthly	270,067	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	2.32	7/02/2020	Monthly	248,797	—
FlexShares Global Upstream Natural Resources Index Fund	Bank of America	2.52	9/30/2020	Monthly	248,797	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,231,539	—
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America	2.52	9/30/2020	Monthly	1,231,539	—
Graniteshares Gold Trust	Morgan Stanley	2.32	7/02/2020	Monthly	5,222	—
Graniteshares Gold Trust	Bank of America	2.52	9/30/2020	Monthly	5,222	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.32	7/02/2020	Monthly	80,348	—
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.30)	7/02/2020	Monthly	(177,477)	—
Invesco CurrencyShares Australian Dollar Trust	Bank of America	2.02	9/30/2020	Monthly	(177,477)	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.32	7/02/2020	Monthly	23,733	—
Invesco CurrencyShares British Pound Sterling Trust	Bank of America	2.52	9/30/2020	Monthly	23,733	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.32	7/02/2020	Monthly	1,040,490	—
Invesco CurrencyShares Euro Currency Trust	Bank of America	2.52	9/30/2020	Monthly	1,040,490	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.32	7/02/2020	Monthly	230,964	—
Invesco CurrencyShares Japanese Yen Trust	Bank of America	2.52	9/30/2020	Monthly	230,964	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.32	7/02/2020	Monthly	682,618	—
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America	2.52	9/30/2020	Monthly	682,618	—
Invesco KBW Bank ETF	Morgan Stanley	2.32	7/02/2020	Monthly	34,829	—
Invesco KBW Bank ETF	Bank of America	2.52	9/30/2020	Monthly	34,829	—
Invesco Preferred ETF	Morgan Stanley	2.32	7/02/2020	Monthly	52,655	—
Invesco Preferred ETF	Bank of America	2.52	9/30/2020	Monthly	52,655	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.70	7/02/2020	Monthly	$(1,639,363)	$—
Invesco S&P 500 Low Volatility ETF	Bank of America	2.02	9/30/2020	Monthly	(1,639,363)	—
Invesco Senior Loan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,655,270	—
Invesco Senior Loan ETF	Bank of America	2.52	9/30/2020	Monthly	1,655,270	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.32	7/02/2020	Monthly	205,622	—
Invesco Treasury Collateral ETF	Bank of America	2.52	9/30/2020	Monthly	205,622	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.32	7/02/2020	Monthly	70,883	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America	2.52	9/30/2020	Monthly	70,883	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	457,623	—
iShares 0-5 Year High Yield Corporate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	457,623	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(632,755)	—
iShares 20+ Year Treasury Bond ETF	Bank of America	2.02	9/30/2020	Monthly	(632,755)	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	192,613	—
iShares 3-7 Year Treasury Bond ETF	Bank of America	2.52	9/30/2020	Monthly	192,613	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	154,972	—
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	154,972	—
iShares China Large-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,283,345	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.32	7/02/2020	Monthly	94,592	—
iShares Core MSCI EAFE ETF	Bank of America	2.52	9/30/2020	Monthly	94,592	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(3,028,906)	—
iShares Core MSCI Emerging Markets ETF	Bank of America	2.02	9/30/2020	Monthly	(3,028,906)	—
iShares Core MSCI Europe ETF	Morgan Stanley	2.32	7/02/2020	Monthly	66,425	—
iShares Core MSCI Europe ETF	Bank of America	2.52	9/30/2020	Monthly	66,425	—
iShares Core MSCI Pacific ETF	Morgan Stanley	2.32	7/02/2020	Monthly	889,802	—
iShares Core MSCI Pacific ETF	Bank of America	2.52	9/30/2020	Monthly	889,802	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	56,329	—
iShares Core S&P U.S. Growth ETF	Bank of America	2.52	9/30/2020	Monthly	56,329	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.70)	7/02/2020	Monthly	(573,643)	—
iShares Core S&P U.S. Value ETF	Bank of America	2.02	9/30/2020	Monthly	(573,643)	—
iShares Core U.S. REIT ETF	Morgan Stanley	(1.80)	7/02/2020	Monthly	(28,119)	—
iShares Core U.S. REIT ETF	Bank of America	2.02	9/30/2020	Monthly	(28,119)	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.47	7/02/2020	Monthly	$(3,155,875)	$—
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America	2.02	9/30/2020	Monthly	(3,155,875)	—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(4,494,278)	—
iShares Edge MSCI Min Vol USA ETF	Bank of America	2.02	9/30/2020	Monthly	(4,494,278)	—
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	2.32	7/02/2020	Monthly	179,070	—
iShares Edge MSCI USA Momentum Factor ETF	Bank of America	2.52	9/30/2020	Monthly	179,070	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,871,859	—
iShares Floating Rate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	2,871,859	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,478,499	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	1,478,499	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.75	7/02/2020	Monthly	(3,107,972)	—
iShares iBoxx High Yield Corporate Bond ETF	Bank of America	2.02	9/30/2020	Monthly	(3,107,972)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	928,339	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America	2.52	9/30/2020	Monthly	928,339	—
iShares MBS ETF	Morgan Stanley	2.32	7/02/2020	Monthly	732,933	—
iShares MBS ETF	Bank of America	2.52	9/30/2020	Monthly	732,933	—
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	897,019	—
iShares MSCI All Country Asia ex Japan ETF	Bank of America	2.52	9/30/2020	Monthly	897,019	—
iShares MSCI China ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,118,239	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	(4.25)	7/02/2020	Monthly	(543,237)	—
iShares MSCI EAFE Growth ETF	Bank of America	2.02	9/30/2020	Monthly	(543,237)	—
iShares MSCI Eurozone ETF	Morgan Stanley	2.32	7/02/2020	Monthly	112,610	—
iShares MSCI Eurozone ETF	Bank of America	2.52	9/30/2020	Monthly	112,610	—
iShares MSCI Japan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	205,439	—
iShares MSCI Japan ETF	Bank of America	2.52	9/30/2020	Monthly	205,439	—
iShares Preferred & Income Securities ETF	Morgan Stanley	2.32	7/02/2020	Monthly	159,503	—
iShares Preferred & Income Securities ETF	Bank of America	2.52	9/30/2020	Monthly	159,503	—
iShares Russell 2000 ETF	Morgan Stanley	2.32	7/02/2020	Monthly	184,053	—
iShares Russell 2000 ETF	Bank of America	2.52	9/30/2020	Monthly	184,053	—
iShares Russell 2000 Growth ETF	Morgan Stanley	0.10	7/02/2020	Monthly	(264,614)	—
iShares Russell 2000 Growth ETF	Bank of America	2.02	9/30/2020	Monthly	(264,614)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(1,942,085)	—
iShares Russell 2000 Value ETF	Bank of America	2.02	9/30/2020	Monthly	(1,942,085)	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(2.15)	7/02/2020	Monthly	$(153,934)	$—
iShares S&P Small-Cap 600 Growth ETF	Bank of America	2.02	9/30/2020	Monthly	(153,934)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.00)	7/02/2020	Monthly	(1,327,478)	—
iShares S&P Small-Cap 600 Value ETF	Bank of America	2.02	9/30/2020	Monthly	(1,327,478)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	7,952,685	—
iShares Short Treasury Bond ETF	Bank of America	2.52	9/30/2020	Monthly	7,952,685	—
iShares Silver Trust	Morgan Stanley	2.32	7/02/2020	Monthly	80,878	—
iShares Silver Trust	Bank of America	2.52	9/30/2020	Monthly	80,878	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.32	7/02/2020	Monthly	100,988	—
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America	2.52	9/30/2020	Monthly	100,988	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	970,906	—
Schwab International Small-Cap Equity ETF	Bank of America	2.52	9/30/2020	Monthly	970,906	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	67,792	—
Schwab U.S. Large-Cap Growth ETF	Bank of America	2.52	9/30/2020	Monthly	67,792	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.30)	7/02/2020	Monthly	(617,947)	—
Schwab U.S. Large-Cap Value ETF	Bank of America	2.02	9/30/2020	Monthly	(617,947)	—
Schwab U.S. REIT ETF	Morgan Stanley	(0.50)	7/02/2020	Monthly	(101,177)	—
Schwab U.S. REIT ETF	Bank of America	2.02	9/30/2020	Monthly	(101,177)	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	34,456	—
Schwab U.S. Small-Cap ETF	Bank of America	2.52	9/30/2020	Monthly	34,456	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	746,993	—
SPDR Blackstone / GSO Senior Loan ETF	Bank of America	2.52	9/30/2020	Monthly	746,993	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.32	7/02/2020	Monthly	3,207,557	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America	2.52	9/30/2020	Monthly	3,207,557	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.20	7/02/2020	Monthly	(1,797,507)	—
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America	2.02	9/30/2020	Monthly	(1,797,507)	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	109,374	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America	2.52	9/30/2020	Monthly	109,374	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	7/02/2020	Monthly	$(1,753,652)	$—
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America	2.02	9/30/2020	Monthly	(1,753,652)	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,109,812	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Bank of America	2.52	9/30/2020	Monthly	1,109,812	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	466,146	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America	2.52	9/30/2020	Monthly	466,146	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(3,113,928)	—
SPDR Dow Jones International Real Estate ETF	Bank of America	2.02	9/30/2020	Monthly	(3,113,928)	—
SPDR Gold MiniShares Trust	Morgan Stanley	2.32	7/02/2020	Monthly	8,979	—
SPDR Gold MiniShares Trust	Bank of America	2.52	9/30/2020	Monthly	8,979	—
SPDR Gold Shares	Morgan Stanley	2.32	7/02/2020	Monthly	375,161	—
SPDR Gold Shares	Bank of America	2.52	9/30/2020	Monthly	375,161	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(66,486)	—
SPDR Portfolio Long Term Treasury ETF	Bank of America	2.02	9/30/2020	Monthly	(66,486)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	42,063	—
SPDR Portfolio S&P 500 Growth ETF	Bank of America	2.52	9/30/2020	Monthly	42,063	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(5.10)	7/02/2020	Monthly	(350,715)	—
SPDR Portfolio S&P 500 Value ETF	Bank of America	2.02	9/30/2020	Monthly	(350,715)	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	131,931	—
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	131,931	—
SPDR S&P Bank ETF	Morgan Stanley	2.32	7/02/2020	Monthly	101,014	—
SPDR S&P Bank ETF	Bank of America	2.52	9/30/2020	Monthly	101,014	—
SPDR S&P China ETF	Morgan Stanley	2.32	7/02/2020	Monthly	340,083	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	998,998	—
SPDR S&P Emerging Markets SmallCap ETF	Bank of America	2.52	9/30/2020	Monthly	998,998	—
Technology Select Sector SPDR Fund	Morgan Stanley	1.97	7/02/2020	Monthly	(1,534,591)	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.32	7/02/2020	Monthly	147,977	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
VanEck Vectors High-Yield Municipal Index ETF	Bank of America	2.52	9/30/2020	Monthly	$147,977	$—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	618,115	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America	2.52	9/30/2020	Monthly	618,115	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	91,595	—
Vanguard Emerging Markets Government Bond ETF	Bank of America	2.52	9/30/2020	Monthly	91,595	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,257,538	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America	2.52	9/30/2020	Monthly	2,257,538	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.32	7/02/2020	Monthly	104,686	—
Vanguard FTSE Developed Markets ETF	Bank of America	2.52	9/30/2020	Monthly	104,686	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(3,380,350)	—
Vanguard FTSE Emerging Markets ETF	Bank of America	2.02	9/30/2020	Monthly	(3,380,350)	—
Vanguard FTSE Europe ETF	Morgan Stanley	2.32	7/02/2020	Monthly	264,600	—
Vanguard FTSE Europe ETF	Bank of America	2.52	9/30/2020	Monthly	264,600	—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.32	7/02/2020	Monthly	258,099	—
Vanguard FTSE Pacific ETF	Bank of America	2.52	9/30/2020	Monthly	258,099	—
Vanguard Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	347,321	—
Vanguard Growth ETF	Bank of America	2.52	9/30/2020	Monthly	347,321	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,026,653	—
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	1,026,653	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.32	7/02/2020	Monthly	92,101	—
Vanguard Intermediate-Term Treasury ETF	Bank of America	2.52	9/30/2020	Monthly	92,101	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	(8.65)	7/02/2020	Monthly	(41,746)	—
Vanguard Long-Term Treasury ETF	Bank of America	2.02	9/30/2020	Monthly	(41,746)	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.32	7/02/2020	Monthly	407,121	—
Vanguard Mortgage-Backed Securities ETF	Bank of America	2.52	9/30/2020	Monthly	407,121	—
Vanguard Real Estate ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(617,476)	—
Vanguard Real Estate ETF	Bank of America	2.02	9/30/2020	Monthly	(617,476)	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	542,965	—
Vanguard Short-Term Corporate Bond ETF	Bank of America	2.52	9/30/2020	Monthly	542,965	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	$104,495	$—
Vanguard Small-Cap ETF	Bank of America	2.52	9/30/2020	Monthly	104,495	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.00	7/02/2020	Monthly	(265,202)	—
Vanguard Small-Cap Growth ETF	Bank of America	2.02	9/30/2020	Monthly	(265,202)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(2,784,171)	—
Vanguard Small-Cap Value ETF	Bank of America	2.02	9/30/2020	Monthly	(2,784,171)	—
Vanguard Value ETF	Morgan Stanley	1.47	7/02/2020	Monthly	(4,729,992)	—
Vanguard Value ETF	Bank of America	2.02	9/30/2020	Monthly	(4,729,992)	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.32	7/02/2020	Monthly	24,666	—
WisdomTree Emerging Markets Local Debt Fund	Bank of America	2.52	9/30/2020	Monthly	24,666	—
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	608,103	—
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America	2.52	9/30/2020	Monthly	608,103	—
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	473,572	—
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America	2.52	9/30/2020	Monthly	473,572	—
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	630,358	—
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America	2.52	9/30/2020	Monthly	630,358	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	0.10	7/02/2020	Monthly	(584,696)	—
Xtrackers USD High Yield Corporate Bond ETF	Bank of America	2.02	9/30/2020	Monthly	(584,696)	—
						$—

Cash posted has been segregated as collateral for swaps (counterparty Bank of America) in the amount of  $450,000 at October 31, 2019.
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $863,538 and with Bank of America amounted to $ — at October 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects the value at reset date of October 31, 2019.
See notes to financial statements.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$1,411,809	$—	$—	$1,411,809
Exchange Traded Vehicles	48,756,300	—	—	48,756,300
Investment Companies	775,322,491	—	—	775,322,491
Short-Term Investments:
Money Market Funds	133,624,280	—	—	133,624,280
Total Investments in Securities	959,114,880	—	—	959,114,880
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$959,114,880	$—	$—	$959,114,880
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

October 31, 2019 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 7.9%
Euro Fund — 2.2%
Invesco CurrencyShares Euro Currency Trust*(a)	1,105	$116,986
Gold Funds — 1.7%
Graniteshares Gold Trust*	81	1,219
SPDR Gold MiniShares Trust*	138	2,083
SPDR Gold Shares*	612	87,167
Total Gold Funds		90,469
Japanese Yen Fund — 1.0%
Invesco CurrencyShares Japanese Yen Trust*	622	54,749
Silver Fund — 0.4%
iShares Silver Trust*(a)	1,110	18,781
U.S. Dollar Fund — 2.6%
Invesco DB U.S. Dollar Index Bullish Fund	5,066	134,705
Total Exchange Traded Vehicles (Cost $403,295)		415,690
Investment Companies — 92.1%
BRIC Equity Funds — 9.2%
iShares China Large-Cap ETF(a)	5,504	226,490
iShares MSCI China ETF(a)	3,375	197,336
SPDR S&P China ETF	640	60,026
Total BRIC Equity Funds		483,852
Broad Fund — 1.7%
FlexShares Global Upstream Natural Resources Index Fund	2,798	87,829
Emerging Bonds — Local Currency Funds — 2.7%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	739	20,514
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,415	115,905
WisdomTree Emerging Markets Local Debt Fund	130	4,614
Total Emerging Bonds — Local Currency Funds		141,033
Emerging Bonds — USD Funds — 2.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	1,102	125,187
Vanguard Emerging Markets Government Bond ETF	153	12,347
Total Emerging Bonds — USD Funds		137,534
Emerging Small Cap Equity Fund — 2.7%
SPDR S&P Emerging Markets SmallCap ETF(a)	3,160	141,031
Europe Equity Fund — 2.1%
Xtrackers MSCI Europe Hedged Equity ETF	3,736	112,342
Floating Rate — Investment Grade Funds — 16.3%
iShares Floating Rate Bond ETF(a)	12,141	619,069
	Shares	Value
Investment Companies (continued)
Floating Rate — Investment Grade Funds (continued)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	7,775	$239,237
Total Floating Rate — Investment Grade Funds		858,306
International Small Cap Equity Funds — 6.7%
Schwab International Small-Cap Equity ETF	3,239	107,081
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,356	249,006
Total International Small Cap Equity Funds		356,087
Investment Grade Corporate Bond Funds — 5.4%
iShares Broad USD Investment Grade Corporate Bond ETF	58	3,386
iShares iBoxx $ Investment Grade Corporate Bond ETF	254	32,438
SPDR Portfolio Short Term Corporate Bond ETF(a)	1,451	44,821
Vanguard Intermediate-Term Corporate Bond ETF	246	22,534
Vanguard Short-Term Corporate Bond ETF(a)	2,271	184,564
Total Investment Grade Corporate Bond Funds		287,743
Japan Equity Fund — 2.8%
Xtrackers MSCI Japan Hedged Equity ETF(a)	3,623	149,521
U.S. Large Cap Core Fund — 1.5%
Energy Select Sector SPDR Fund(a)	1,362	78,942
U.S. Large Cap Growth Funds — 1.5%
iShares Core S&P U.S. Growth ETF(a)	134	8,577
Schwab U.S. Large-Cap Growth ETF	119	10,316
SPDR Portfolio S&P 500 Growth ETF(a)	162	6,410
Vanguard Growth ETF(a)	311	53,054
Total U.S. Large Cap Growth Funds		78,357
U.S. Medium Term Treasury Bond Funds — 3.1%
iShares 3-7 Year Treasury Bond ETF(a)	649	82,404
Schwab Intermediate-Term U.S. Treasury ETF(a)	777	43,209
Vanguard Intermediate-Term Treasury ETF	591	39,443
Total U.S. Medium Term Treasury Bond Funds		165,056
U.S. Small Cap Core Funds — 2.1%
iShares Russell 2000 ETF(a)	418	64,978
Schwab U.S. Small-Cap ETF	171	12,174
Vanguard Small-Cap ETF(a)	236	36,917
Total U.S. Small Cap Core Funds		114,069

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies (continued)
U.S. Ultra Short Term Treasury Bond Funds — 31.7%
Goldman Sachs Access Treasury 0-1 Year ETF	1,626	$163,348
Invesco Treasury Collateral ETF(a)	258	27,261
iShares Short Treasury Bond ETF(a)(b)	9,525	1,054,608
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,643	425,299
Total U.S. Ultra Short Term Treasury Bond Funds		1,670,516
Total Investment Companies (Cost $4,824,062)		4,862,218
Short-Term Investments — 15.7%
Money Market Funds — 15.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(c)	8,119	8,119
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(c)(d)	815,189	815,189
Total Short-Term Investments (Cost $823,308)		823,308
Total Investments — 115.7% (Cost $6,050,665)		6,101,216
Other Assets and Liabilities, Net — (15.7)%		(825,455)
Net Assets — 100.0%		$5,275,761

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,446,703; total market value of collateral held by the Fund was $1,478,610. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $663,421.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $262,383.

(c)
Reflects the 1-day yield at October 31, 2019.

(d)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Energy Select Sector SPDR Fund	Morgan Stanley	2.32	7/02/2020	Monthly	$7,883	$—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	2.32	7/02/2020	Monthly	8,758	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.32	7/02/2020	Monthly	16,275	—
Graniteshares Gold Trust	Morgan Stanley	2.32	7/02/2020	Monthly	120	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.32	7/02/2020	Monthly	11,646	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.32	7/02/2020	Monthly	5,457	—
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	2.32	7/02/2020	Monthly	13,428	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,747	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(40,818)	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	8,253	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	350	—
iShares China Large-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	22,591	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(27,069)	—
iShares Core MSCI Europe ETF	Morgan Stanley	1.00	5/04/2020	Monthly	(6,505)	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	832	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.70)	5/04/2020	Monthly	(4,501)	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(118,588)	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	61,698	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	3,193	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.75	5/04/2020	Monthly	(27,432)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	12,496	—
iShares MSCI China ETF	Morgan Stanley	2.32	7/02/2020	Monthly	19,646	—
iShares MSCI Eurozone ETF	Morgan Stanley	(0.10)	5/04/2020	Monthly	(11,035)	—
iShares MSCI Japan ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(49,995)	—
iShares Russell 2000 ETF	Morgan Stanley	2.32	7/02/2020	Monthly	6,529	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	105,073	—
iShares Silver Trust	Morgan Stanley	2.32	7/02/2020	Monthly	1,878	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.32	7/02/2020	Monthly	4,282	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	10,678	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,040	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.30)	5/04/2020	Monthly	(4,882)	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,210	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.32	7/02/2020	Monthly	42,411	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,054	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(15,471)	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.32	7/02/2020	Monthly	23,847	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(120,347)	—
SPDR Gold MiniShares Trust	Morgan Stanley	2.32	7/02/2020	Monthly	211	—
SPDR Gold Shares	Morgan Stanley	2.32	7/02/2020	Monthly	8,688	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(4,297)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	633	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(5.10)	5/04/2020	Monthly	$(2,757)	$—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	4,479	—
SPDR S&P China ETF	Morgan Stanley	2.32	7/02/2020	Monthly	6,003	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	14,058	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	11,540	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,211	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	24,837	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(30,216)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1.82	5/04/2020	Monthly	(25,942)	—
Vanguard Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	5,288	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,198	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.32	7/02/2020	Monthly	3,938	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	(8.65)	5/04/2020	Monthly	(2,685)	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	18,367	—
Vanguard Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	3,754	—
Vanguard Value ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(37,193)	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.32	7/02/2020	Monthly	461	—
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	11,186	—
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	14,898	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	0.10	5/04/2020	Monthly	(5,191)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $262,383 at October 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects the value at reset date of October 31, 2019.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$415,690	$—	$—	$415,690
Investment Companies	4,862,218	—	—	4,862,218
Short-Term Investments:
Money Market Funds	823,308	—	—	823,308
Total Investments in Securities	$6,101,216	$—	$—	$6,101,216
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$6,101,216	$—	$—	$6,101,216
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2019 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 2.7%
British Pound Fund — 0.1%
Invesco CurrencyShares British Pound Sterling Trust*(a)	125	$15,696
Euro Fund — 2.6%
Invesco CurrencyShares Euro Currency Trust*(a)	3,527	373,404
Total Exchange Traded Vehicles (Cost $392,066)		389,100
Investment Companies — 97.3%
Asia ex Japan Equity Funds — 8.4%
iShares Core MSCI Pacific ETF	9,315	539,898
iShares MSCI All Country Asia ex Japan ETF(a)	7,854	544,282
Vanguard FTSE Pacific ETF	2,296	156,564
Total Asia ex Japan Equity Funds		1,240,744
Bank Loan Funds — 10.4%
Invesco Senior Loan ETF(a)	47,292	1,059,814
SPDR Blackstone / GSO Senior Loan ETF(a)	10,427	478,286
Total Bank Loan Funds		1,538,100
Europe Equity Funds — 2.7%
iShares Core MSCI Europe ETF	1,264	60,015
iShares MSCI Eurozone ETF(a)	2,517	101,737
Vanguard FTSE Europe ETF(a)	4,294	239,047
Total Europe Equity Funds		400,799
Floating Rate — Investment Grade Funds — 7.0%
iShares Floating Rate Bond ETF(a)	14,561	742,465
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	9,324	286,900
Total Floating Rate — Investment Grade Funds		1,029,365
High Yield Corporate Bond Funds — 4.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	6,566	303,940
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	11,556	309,585
Total High Yield Corporate Bond Funds		613,525
International Small Cap Equity Funds — 7.1%
Schwab International Small-Cap Equity ETF(a)	9,511	314,434
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	6,918	731,163
Total International Small Cap Equity Funds		1,045,597
Investment Grade Corporate Bond Funds — 8.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1,227	71,620
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,351	683,376
Vanguard Intermediate-Term Corporate Bond ETF	5,181	474,580
Total Investment Grade Corporate Bond Funds		1,229,576
Japan Equity Fund — 1.9%
iShares MSCI Japan ETF	4,703	275,972

	Shares	Value
Investment Companies (continued)
Mortgage Backed Securities Funds — 5.1%
iShares MBS ETF	4,491	$486,780
Vanguard Mortgage-Backed Securities ETF	5,071	270,436
Total Mortgage Backed Securities Funds		757,216
Municipal Bond — 0.7%
VanEck Vectors High-Yield Municipal Index ETF	1,528	98,266
U.S. Large Cap Core Funds — 0.6%
Invesco KBW Bank ETF	433	23,165
SPDR S&P Bank ETF(a)	1,521	67,122
Total U.S. Large Cap Core Funds		90,287
U.S. Small Cap Growth Funds — 0.5%
iShares Russell 2000 Growth ETF(a)	133	26,402
iShares S&P Small-Cap 600 Growth ETF	85	15,484
Vanguard Small-Cap Growth ETF	144	26,613
Total U.S. Small Cap Growth Funds		68,499
U.S. Ultra Short Term Treasury Bond Funds — 40.3%
Goldman Sachs Access Treasury 0-1 Year ETF	5,767	579,353
Invesco Treasury Collateral ETF	915	96,682
iShares Short Treasury Bond ETF	33,790	3,741,229
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	16,473	1,508,927
Total U.S. Ultra Short Term Treasury Bond Funds		5,926,191
Total Investment Companies (Cost $14,047,133)		14,314,137
Short-Term Investments — 21.3%
Money Market Funds — 21.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b)	20,616	20,616
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	3,121,609	3,121,609
Total Short-Term Investments (Cost $3,142,225)		3,142,225
Total Investments — 121.3% (Cost $17,581,424)		17,845,462
Other Assets and Liabilities, Net — (21.3)%		(3,136,251)
Net Assets — 100.0%		$14,709,211

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,279,705; total market value of collateral held by the Fund was $3,361,389. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $239,780.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.32	7/02/2020	Monthly	$57,564	$—
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.30)	5/04/2020	Monthly	(12,963)	—
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.32	7/02/2020	Monthly	1,507	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.32	7/02/2020	Monthly	37,055	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(2.00)	5/04/2020	Monthly	(96,655)	—
Invesco KBW Bank ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,301	—
Invesco Preferred ETF	Morgan Stanley	1.10	5/04/2020	Monthly	(4,449)	—
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.70	5/04/2020	Monthly	(58,664)	—
Invesco Senior Loan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	105,260	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.32	7/02/2020	Monthly	9,615	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	30,181	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	0.45	5/04/2020	Monthly	(69,707)	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	7,121	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(108,429)	—
iShares Core MSCI Europe ETF	Morgan Stanley	2.32	7/02/2020	Monthly	5,982	—
iShares Core MSCI Pacific ETF	Morgan Stanley	2.32	7/02/2020	Monthly	53,613	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	(1.30)	5/04/2020	Monthly	(7,937)	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.70)	5/04/2020	Monthly	(20,553)	—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(160,898)	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	73,732	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	67,814	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.75	5/04/2020	Monthly	(79,258)	—
iShares MBS ETF	Morgan Stanley	2.32	7/02/2020	Monthly	48,342	—
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	54,054	—
iShares MSCI Eurozone ETF	Morgan Stanley	2.32	7/02/2020	Monthly	10,105	—
iShares MSCI Japan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	27,404	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(13,473)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,581	—
iShares Russell 2000 Value ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(72,088)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	1,457	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.00)	5/04/2020	Monthly	(49,330)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	371,576	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(0.85)	5/04/2020	Monthly	(36,591)	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.32	7/02/2020	Monthly	31,242	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	(0.25)	5/04/2020	Monthly	$(9,536)	$—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.30)	5/04/2020	Monthly	(22,111)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.32	7/02/2020	Monthly	47,521	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.32	7/02/2020	Monthly	149,858	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.20	5/04/2020	Monthly	(100,217)	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(44,682)	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.32	7/02/2020	Monthly	28,493	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	30,755	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	(0.05)	5/04/2020	Monthly	(5,896)	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(5.10)	5/04/2020	Monthly	(12,570)	—
SPDR S&P Bank ETF	Morgan Stanley	2.32	7/02/2020	Monthly	6,664	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.32	7/02/2020	Monthly	9,775	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.32	7/02/2020	Monthly	72,609	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(121,030)	—
Vanguard FTSE Europe ETF	Morgan Stanley	2.32	7/02/2020	Monthly	23,715	—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.32	7/02/2020	Monthly	15,547	—
Vanguard Growth ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(48,789)	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.32	7/02/2020	Monthly	47,174	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	(6.05)	5/04/2020	Monthly	(33,370)	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.32	7/02/2020	Monthly	26,878	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.32	7/02/2020	Monthly	2,587	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(103,438)	—
Vanguard Value ETF	Morgan Stanley	1.47	5/04/2020	Monthly	(169,359)	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	0.10	5/04/2020	Monthly	(14,923)	—
						$—

At October 31, 2019 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Reflects the value at reset date of October 31, 2019.
See notes to financial statements.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Exchange Traded Vehicles	$389,100	$—	$—	$389,100
Investment Companies	14,314,137	—	—	14,314,137
Short-Term Investments:
Money Market Funds	3,142,225	—	—	3,142,225
Total Investments in Securities	17,845,462	—	—	17,845,462
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$17,845,462	$—	$—	$17,845,462
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)
For a complete listing of investments and their industries, see the Schedules of Investments.

(f)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2019 (unaudited)
	Shares	Value
Exchange Traded Note — 0.9%
Volatility Note — 0.9%
iPath Series B S&P 500 VIX Short-Term Futures ETN*
(Cost $100,201)	3,727	$73,608
Investment Companies — 99.1%
Bank Loan Funds — 6.8%
Invesco Senior Loan ETF(a)	16,333	366,023
SPDR Blackstone / GSO Senior Loan ETF(a)	3,600	165,132
Total Bank Loan Funds		531,155
International Equity Core Funds — 23.2%
iShares Core MSCI EAFE ETF	3,349	211,757
Vanguard FTSE Developed Markets ETF	5,531	234,514
Xtrackers MSCI EAFE Hedged Equity ETF(a)(b)	41,413	1,362,074
Total International Equity Core Funds		1,808,345
International Small Cap Equity Funds — 14.2%
Schwab International Small-Cap Equity ETF	10,112	334,303
Vanguard FTSE All World ex-U.S. Small-Cap ETF	7,356	777,455
Total International Small Cap Equity Funds		1,111,758
Investment Grade Corporate Bond Funds — 11.1%
iShares Broad USD Investment Grade Corporate Bond ETF	868	50,665
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,782	483,000
Vanguard Intermediate-Term Corporate Bond ETF	3,662	335,439
Total Investment Grade Corporate Bond Funds		869,104
U.S. Large Cap Core Funds — 6.0%
Consumer Discretionary Select Sector SPDR Fund	652	78,794
Financial Select Sector SPDR Fund(a)	10,538	302,441
Health Care Select Sector SPDR Fund	950	90,012
Total U.S. Large Cap Core Funds		471,247
U.S. Large Cap Growth Funds — 10.3%
iShares Core S&P U.S. Growth ETF(a)	1,378	88,206
Schwab U.S. Large-Cap Growth ETF(a)	1,224	106,109
SPDR Portfolio S&P 500 Growth ETF(a)	1,664	65,844
Vanguard Growth ETF	3,185	543,329
Total U.S. Large Cap Growth Funds		803,488
U.S. Long Term Treasury Bond Funds — 3.4%
iShares 20+ Year Treasury Bond ETF(a)	1,598	225,702
SPDR Portfolio Long Term Treasury ETF	586	23,756
Vanguard Long-Term Treasury ETF	173	14,984
Total U.S. Long Term Treasury Bond Funds		264,442

	Shares	Value
Investment Companies (continued)
U.S. Momentum Fund — 5.2%
iShares Edge MSCI USA Momentum Factor ETF(a)	3,341	$400,987
U.S. Preferred Funds — 5.8%
Invesco Preferred ETF(a)	7,517	112,605
iShares Preferred & Income Securities ETF(a)	9,086	340,997
Total U.S. Preferred Funds		453,602
U.S. Small Cap Value Funds — 4.3%
iShares Russell 2000 Value ETF	877	107,336
iShares S&P Small-Cap 600 Value ETF	478	73,230
Vanguard Small-Cap Value ETF	1,175	154,042
Total U.S. Small Cap Value Funds		334,608
U.S. Ultra Short Term Treasury Bond Funds — 8.9%
Goldman Sachs Access Treasury 0-1 Year ETF	673	67,610
Invesco Treasury Collateral ETF	106	11,200
iShares Short Treasury Bond ETF	3,947	437,012
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,924	176,239
Total U.S. Ultra Short Term Treasury Bond Funds		692,061
Total Investment Companies
(Cost $7,551,204)		7,740,797
Short-Term Investments — 12.3%
Money Market Funds — 12.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(c)	10,151	10,151
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(c)(d)	951,885	951,885
Total Short-Term Investments (Cost $962,036)		962,036
Total Investments — 112.3%
(Cost $8,613,441)		8,776,441
Other Assets and Liabilities, Net — (12.3)%		(961,574)
Net Assets — 100.0%		$7,814,867

*
Non-income producing securities.

See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2019 (unaudited)
(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,714,575; total market value of collateral held by the Fund was $1,754,157. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $802,272.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $40,619.

(c)
Reflects the 1-day yield at October 31, 2019.

(d)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.33	3/30/2021	Monthly	$7,855	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1.83	3/30/2021	Monthly	(107,979)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.33	3/30/2021	Monthly	30,336	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.33	3/30/2021	Monthly	6,831	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.33	3/30/2021	Monthly	9,001	—
Invesco Preferred ETF	Morgan Stanley	2.33	3/30/2021	Monthly	11,295	—
Invesco Senior Loan ETF	Morgan Stanley	2.33	3/30/2021	Monthly	36,730	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.33	3/30/2021	Monthly	1,162	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.33	3/30/2021	Monthly	7,387	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	22,598	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	5,078	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.33	3/30/2021	Monthly	21,245	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.48	3/30/2021	Monthly	(54,291)	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	8,833	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.69)	3/30/2021	Monthly	(10,306)	—
iShares Core U.S. REIT ETF	Morgan Stanley	(1.79)	3/30/2021	Monthly	(4,226)	—
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	2.33	3/30/2021	Monthly	40,207	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	48,530	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	(4.24)	3/30/2021	Monthly	(113,902)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	2.33	3/30/2021	Monthly	34,227	—
iShares Russell 2000 Growth ETF	Morgan Stanley	0.11	3/30/2021	Monthly	(43,672)	—
iShares Russell 2000 Value ETF	Morgan Stanley	2.33	3/30/2021	Monthly	10,770	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(2.14)	3/30/2021	Monthly	(25,322)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2.33	3/30/2021	Monthly	7,354	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	43,845	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.33	3/30/2021	Monthly	33,556	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	10,663	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.29)	3/30/2021	Monthly	(11,084)	—
Schwab U.S. REIT ETF	Morgan Stanley	(0.49)	3/30/2021	Monthly	(15,115)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.33	3/30/2021	Monthly	16,559	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.33	3/30/2021	Monthly	17,679	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	2.33	3/30/2021	Monthly	2,392	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	6,608	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(5.09)	3/30/2021	Monthly	(6,301)	—
Technology Select Sector SPDR Fund	Morgan Stanley	1.98	3/30/2021	Monthly	(114,628)	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.33	3/30/2021	Monthly	77,999	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.33	3/30/2021	Monthly	23,532	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.48	3/30/2021	Monthly	(60,599)	—
Vanguard Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	54,589	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	33,617	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	2.33	3/30/2021	Monthly	1,472	—
See notes to financial statements.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Real Estate ETF	Morgan Stanley	1.48	3/30/2021	Monthly	$(92,225)	$—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.01	3/30/2021	Monthly	(43,800)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	2.33	3/30/2021	Monthly	15,470	—
Vanguard Value ETF	Morgan Stanley	1.48	3/30/2021	Monthly	(84,736)	—
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.33	3/30/2021	Monthly	136,658	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $40,619 at October 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Reflects the value at reset date of October 31, 2019.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$73,608	$—	$—	$73,608
Investment Companies	7,740,797	—	—	7,740,797
Short-Term Investments:
Money Market Funds	962,036	—	—	962,036
Total Investments in Securities	8,776,441	—	—	8,776,441
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$8,776,441	$—	$—	$8,776,441
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies — 99.8%
Bank Loan Funds — 23.5%
Invesco Senior Loan ETF(a)	38,959	$873,071
SPDR Blackstone / GSO Senior Loan ETF(a)	8,590	394,023
Total Bank Loan Funds		1,267,094
Convertible Bond Fund — 6.6%
SPDR Bloomberg Barclays Convertible Securities ETF(b)	6,633	353,207
High Yield Corporate Bond Funds — 32.0%
iShares iBoxx High Yield Corporate Bond ETF(a)	11,306	981,474
SPDR Bloomberg Barclays High Yield Bond ETF	5,119	553,825
Xtrackers USD High Yield Corporate Bond ETF	3,700	184,667
Total High Yield Corporate Bond Funds		1,719,966
Investment Grade Corporate Bond Funds — 28.0%
SPDR Portfolio Short Term Corporate Bond ETF(a)	9,533	294,474
Vanguard Short-Term Corporate Bond ETF	14,911	1,211,817
Total Investment Grade Corporate Bond Funds		1,506,291
U.S. Small Cap Growth Funds — 9.7%
iShares Russell 2000 Growth ETF(a)	1,019	202,281
iShares S&P Small-Cap 600 Growth ETF	646	117,682
Vanguard Small-Cap Growth ETF	1,096	202,552
Total U.S. Small Cap Growth Funds		522,515
U.S. Ultra Short-Term Treasury Bond Funds — 0.0%(c)
Goldman Sachs Access Treasury 0-1 Year ETF	3	301
iShares Short Treasury Bond ETF	18	1,993
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	9	825
Total U.S. Ultra Short-Term Treasury Bond Funds		3,119

	Shares	Value
Investment Companies (continued)
Total Investment Companies (Cost $5,305,950)		$5,372,192
Short-Term Investments — 20.1%
Money Market Funds — 20.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(d)	10,796	10,796
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(d)(e)	1,071,810	1,071,810
Total Short-Term Investments (Cost $1,082,606)		1,082,606
Total Investments — 119.9% (Cost $6,388,556)		6,454,798
Other Assets and Liabilities, Net — (19.9)%		(1,073,064)
Net Assets — 100.0%		$5,381,734

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,479,069; total market value of collateral held by the Fund was $1,516,159. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $444,349.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,325.

(c)
Less than 0.05%.

(d)
Reflects the 1-day yield at October 31, 2019.

(e)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Invesco Preferred ETF	Morgan Stanley	1.11	3/30/2021	Monthly	$ (40,012)	$—
Invesco Senior Loan ETF	Morgan Stanley	2.33	3/30/2021	Monthly	26,309	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	29,602	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1.48	3/30/2021	Monthly	(121,184)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	6,154	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	3,461	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	111	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.33	3/30/2021	Monthly	11,880	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.33	3/30/2021	Monthly	10,650	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	16,661	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	8,865	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	36,490	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.33	3/30/2021	Monthly	6,099	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.33	3/30/2021	Monthly	5,540	—
						$—
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,325 at October 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)
Reflects the value at reset date of October 31, 2019.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Investment Companies	$5,372,192	$—	$—	$5,372,192
Short-Term Investments:
Money Market Funds	1,082,606	—	—	1,082,606
Total Investments in Securities	6,454,798	—	—	6,454,798
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$6,454,798	$—	$—	$6,454,798
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedules of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Real Return ETF

October 31, 2019 (unaudited)
	Shares	Value
Exchange Traded Vehicle — 1.5%
Gold Fund — 1.5%
Invesco DB Gold Fund(a) (Cost $810,334)	$17,690	$814,801
Investment Companies — 98.4%
Oil Fund — 5.9%
Invesco DB Oil Fund(a)	344,004	3,295,558
U.S. Large Cap Core Funds — 10.3%
iShares Core S&P 500 ETF	7,720	2,354,369
SPDR S&P 500 ETF Trust(a)	11,382	3,452,502
Total U.S. Large Cap Core Funds		5,806,871
U.S. REITS Funds — 4.9%
iShares U.S. Real Estate ETF(a)	3,280	309,173
SPDR Dow Jones REIT ETF	1,606	169,802
Vanguard Real Estate ETF(a)	24,127	2,275,176
Total U.S. REITS Funds		2,754,151
U.S. Short-Term Investment Grade Fund — 24.8%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	137,241	13,967,017
U.S. Ultra Short-Term Treasury Bond Funds — 52.5%
Goldman Sachs Access Treasury 0-1 Year ETF	30,721	3,086,232
Invesco Treasury Collateral ETF(a)	4,867	514,267
iShares Short Treasury Bond ETF	126,105	13,962,345
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	130,989	11,998,592
Total U.S. Ultra Short-Term Treasury Bond Funds		29,561,436
Total Investment Companies (Cost $54,842,135)		55,385,033

	Shares	Value
Short-Term Investments — 8.3%
Money Market Funds — 8.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b)	67,306	$67,306
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	4,634,644	4,634,644
Total Short-Term Investments (Cost $4,701,950)		4,701,950
Total Investments — 108.2% (Cost $60,354,419)		60,901,784
Other Assets and Liabilities, Net — (8.2)%		(4,642,217)
Net Assets — 100.0%		$56,259,567

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,104,823; total market value of collateral held by the Fund was $10,373,959. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $5,739,315.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Exchange Traded Vehicle	$814,801	$—	$—	$814,801
Investment Companies	55,385,033	—	—	55,385,033
Short-Term Investment:
Money Market Fund	4,701,950	—	—	4,701,950
Total Investments in Securities	$60,901,784	$—	$—	$60,901,784

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies — 99.8%
Aggregate Bond Funds — 15.9%
iShares Core U.S. Aggregate Bond ETF(a)	23,580	$2,668,077
SPDR Portfolio Aggregate Bond ETF	6,408	189,741
Vanguard Total Bond Market ETF	21,763	1,839,191
Total Aggregate Bond Funds		4,697,009
Convertible Bond Fund — 11.0%
SPDR Bloomberg Barclays Convertible Securities ETF	60,839	3,239,677
Emerging Equity Funds — 5.2%
iShares Core MSCI Emerging Markets ETF	14,208	727,023
Vanguard FTSE Emerging Markets ETF	19,388	811,388
Total Emerging Equity Funds		1,538,411
High Yield Corporate Bond Funds — 11.2%
iShares iBoxx High Yield Corporate Bond ETF(b)	24,218	2,102,365
SPDR Bloomberg Barclays High Yield Bond ETF	10,965	1,186,303
Total High Yield Corporate Bond Funds		3,288,668
International Equity Core Funds — 24.4%
iShares Core MSCI EAFE ETF	54,044	3,417,202
Vanguard FTSE Developed Markets ETF	89,224	3,783,097
Total International Equity Core Funds		7,200,299
Investment Grade Corporate Bond Funds — 11.1%
iShares Broad USD Investment Grade Corporate Bond ETF	5,301	309,420
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,116	2,952,144
Total Investment Grade Corporate Bond Funds		3,261,564
U.S. Large Cap Core Funds — 21.0%
Energy Select Sector SPDR Fund	14,306	829,176
Financial Select Sector SPDR Fund(b)	91,763	2,633,598
Health Care Select Sector SPDR Fund(b)	8,404	796,279
Industrial Select Sector SPDR Fund	882	69,246
Technology Select Sector SPDR Fund(b)	2,035	170,268
Vanguard Energy ETF	3,258	247,510
Vanguard Financials ETF(b)	11,600	828,588
Vanguard Health Care ETF	2,354	413,598
Vanguard Industrials ETF(b)	169	25,026
Vanguard Information Technology ETF(b)	722	161,468
Total U.S. Large Cap Core Funds		6,174,757
Total Investment Companies (Cost $28,992,270)		29,400,385

	Shares	Value
Short-Term Investments — 1.5%
Money Market Funds — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(c)	30,481	$30,481
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(c)(d)	404,800	404,800
Total Short-Term Investments (Cost $435,281)		435,281
Total Investments — 101.3% (Cost $29,427,551)		29,835,666
Other Assets and Liabilities, Net — (1.3)%		(365,792)
Net Assets — 100.0%		$29,469,874

(a)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $245,536.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,460,860; total market value of collateral held by the Fund was $5,594,466. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $5,189,666.

(c)
Reflects the 1-day yield at October 31, 2019.

(d)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1.92	10/04/2021	Monthly	$(321,340)	$—
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1.47	10/04/2021	Monthly	(53,393)	—
Energy Select Sector SPDR Fund	Morgan Stanley	2.32	10/04/2021	Monthly	111,631	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.32	10/04/2021	Monthly	354,474	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.32	10/04/2021	Monthly	107,162	—
Industrial Select Sector SPDR Fund	Morgan Stanley	2.32	10/04/2021	Monthly	9,343	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1.47	10/04/2021	Monthly	(1,447,104)	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	10/04/2021	Monthly	41,618	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.32	10/04/2021	Monthly	459,935	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.32	10/04/2021	Monthly	97,837	—
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.32	10/04/2021	Monthly	359,138	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.32	10/04/2021	Monthly	397,306	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.32	10/04/2021	Monthly	283,001	—
iShares Russell 2000 ETF	Morgan Stanley	1.35	10/04/2021	Monthly	(528,219)	—
Materials Select Sector SPDR Fund	Morgan Stanley	1.47	10/04/2021	Monthly	(609,366)	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.32	10/04/2021	Monthly	436,064	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.32	10/04/2021	Monthly	159,688	—
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.32	10/04/2021	Monthly	25,553	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.32	10/04/2021	Monthly	22,926	—
Utilities Select Sector SPDR Fund	Morgan Stanley	1.77	10/04/2021	Monthly	(225,389)	—
Vanguard Energy ETF	Morgan Stanley	2.32	10/04/2021	Monthly	33,351	—
Vanguard Financials ETF	Morgan Stanley	2.32	10/04/2021	Monthly	111,502	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.32	10/04/2021	Monthly	509,224	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.32	10/04/2021	Monthly	109,229	—
Vanguard Health Care ETF	Morgan Stanley	2.32	10/04/2021	Monthly	55,697	—
Vanguard Industrials ETF	Morgan Stanley	2.32	10/04/2021	Monthly	3,406	—
Vanguard Information Technology ETF	Morgan Stanley	2.32	10/04/2021	Monthly	21,693	—
Vanguard Real Estate ETF	Morgan Stanley	1.47	10/04/2021	Monthly	(731,579)	—
Vanguard Total Bond Market ETF	Morgan Stanley	2.32	10/04/2021	Monthly	247,530	—
						$—
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $245,536 at October 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Reflects the value at reset date of October 31, 2019.

See notes to financial statements.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$29,400,385	$—	$—	$29,400,385
Short-Term Investments:
Money Market Funds	435,281	—	—	435,281
Total Investments in Securities	29,835,666	—	—	29,835,666
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$29,835,666	$—	$—	$29,835,666
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Bond U.S. ETF

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies — 99.9%
Investment Grade Corporate Bond Funds — 37.3%
iShares Broad USD Investment Grade Corporate Bond ETF	60,873	$3,553,157
SPDR Portfolio Intermediate Term Corporate Bond ETF	59,069	2,089,271
SPDR Portfolio Long Term Corporate Bond ETF	37,182	1,116,575
Vanguard Intermediate-Term Corporate Bond ETF	52,930	4,848,388
Vanguard Long-Term Corporate Bond ETF	57,127	5,776,111
Total Investment Grade Corporate Bond Funds		17,383,502
Mortgage Backed Securities Funds — 49.9%
iShares MBS ETF	135,062	14,639,370
SPDR Portfolio Mortgage Backed Bond ETF	18,476	486,104
Vanguard Mortgage-Backed Securities ETF	152,476	8,131,545
Total Mortgage Backed Securities Funds		23,257,019
Short Maturity Investment Grade Corporate Bond Fund — 12.7%
Vanguard Short-Term Corporate Bond ETF	72,501	5,892,156
Total Investment Companies (Cost $46,044,152)		46,532,677
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(a) (Cost $58,227)	58,227	58,227
Total Investments — 100.0% (Cost $46,102,379)		46,590,904
Other Assets and Liabilities, Net — (0.0)%(b)		(10,042)
Net Assets — 100%		$46,580,862

(a)
Reflects the 1-day yield at October 31, 2019.

(b)
Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Investment Companies	$46,532,677	$—	$—	$46,532,677
Short-Term Investment:
Money Market Fund	58,227	—	—	58,227
Total Investments in Securities	$46,590,904	$—	$—	$46,590,904

(c)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies — 99.8%
Investment Grade Corporate Bond Funds — 37.3%
iShares Broad USD Investment Grade Corporate Bond ETF	135,349	$7,900,321
SPDR Portfolio Intermediate Term Corporate Bond ETF	131,323	4,644,895
SPDR Portfolio Long Term Corporate Bond ETF(a)	82,675	2,482,730
Vanguard Intermediate-Term Corporate Bond ETF	117,675	10,779,030
Vanguard Long-Term Corporate Bond ETF(a)	126,989	12,839,858
Total Investment Grade Corporate Bond Funds		38,646,834
Mortgage Backed Securities Funds — 49.9%
iShares MBS ETF	300,272	32,546,482
SPDR Portfolio Mortgage Backed Bond ETF	41,095	1,081,209
Vanguard Mortgage-Backed Securities ETF	338,987	18,078,177
Total Mortgage Backed Securities Funds		51,705,868
Short Maturity Investment Grade Corporate Bond Fund — 12.6%
Vanguard Short-Term Corporate Bond ETF	161,181	13,099,180
Total Investment Companies (Cost $102,341,092)		103,451,882

	Shares	Value
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b)	191,895	$191,895
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	161,650	161,650
Total Short-Term Investments (Cost $353,545)		353,545
Total Investments — 100.2% (Cost $102,694,637)		103,805,427
Other Assets and Liabilities, Net — (0.2)%		(179,647)
Net Assets — 100.0%		$103,625,780

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $401,823; total market value of collateral held by the Fund was $406,978. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $245,328.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$103,451,882	$—	$—	$103,451,882
Short-Term Investments:
Money Market Funds	353,545	—	—	353,545
Total Investments in Securities	$103,805,427	$—	$—	$103,805,427

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.
(See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Short Duration Enhanced Core Bond U.S. ETF

October 31, 2019 (unaudited)
	Shares	Value
Investment Companies — 99.6%
Investment Grade Corporate Bond Fund — 6.4%
iShares 0-5 Year Investment Grade Corporate Bond ETF	6,427	$329,191
Short Maturity Investment Grade Corp Bond Fund — 83.5%
Vanguard Short-Term Corporate Bond ETF(a)	52,927	4,301,377
U.S. Short-Term Treasury Bond Funds — 9.7%
Schwab Short-Term U.S. Treasury ETF	4,969	251,779
Vanguard Short-Term Treasury ETF(a)	4,058	247,701
Total U.S. Short-Term Treasury Bond Funds		499,480
Total Investment Companies (Cost $5,100,943)		5,130,048
Short-Term Investments — 5.1%
Money Market Funds — 5.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b)	20,474	20,474
	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	242,775	$242,775
Total Short-Term Investments (Cost $263,249)		263,249
Total Investments — 104.7% (Cost $5,364,192)		5,393,297
Other Assets and Liabilities, Net — (4.7)%		(244,332)
Net Assets — 100.0%		$5,148,965

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $569,231; total market value of collateral held by the Fund was $580,022. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $337,247.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$5,130,048	$—	$—	$5,130,048
Short-Term Investments:
Money Market Funds	263,249	—	—	263,249
Total Investments in Securities	$5,393,297	$—	$—	$5,393,297

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 92.1%
Communication Services — 10.0%
Entertainment One Ltd.	1,366,240	$9,838,439
Gannett Co., Inc.	422,925	4,588,736
Viacom, Inc., Class B	1,556,389	33,555,747
Zayo Group Holdings, Inc.*	1,196,465	40,847,315
Total Communication Services		88,830,237
Consumer Discretionary — 9.2%
BCA Marketplace PLC	2,076,255	6,340,547
Caesars Entertainment Corp.*	2,672,097	32,813,351
EI Group PLC*	918,113	3,345,514
Merlin Entertainments PLC‡	1,058,304	6,224,125
ZOZO, Inc.(a)	1,406,201	32,922,573
Total Consumer Discretionary		81,646,110
Consumer Staples — 1.4%
Avon Products, Inc.*	2,084,721	8,943,453
Bellamy’s Australia Ltd.*(a)	406,885	3,596,550
Total Consumer Staples		12,540,003
Energy — 4.7%
Buckeye Partners LP	430,320	17,841,067
Carrizo Oil & Gas, Inc.*(a)	1,540,777	11,340,119
SemGroup Corp., Class A(a)	788,281	12,691,324
Total Energy		41,872,510
Health Care — 34.4%
Allergan PLC	422,630	74,429,369
Cambrex Corp.*	80,463	4,806,055
Celgene Corp.*(b)	809,949	87,498,790
Dova Pharmaceuticals, Inc.*	327,619	9,340,418
Genomic Health, Inc.*	434,477	28,970,926
Pacific Biosciences of California, Inc.*(a)	1,516,096	7,337,905
Spark Therapeutics, Inc.*	411,380	44,910,355
WellCare Health Plans, Inc.*	167,080	49,555,928
Total Health Care		306,849,746
Industrials — 22.8%
Advanced Disposal Services, Inc.*	776,738	25,461,472
Cobham PLC	5,913,674	12,075,313
Genesee & Wyoming, Inc., Class A*	233,608	25,937,496
Milacron Holdings Corp.*	568,935	9,512,593
OSRAM Licht AG(a)	304,261	13,577,958
Raytheon Co.	353,044	74,919,467
WABCO Holdings, Inc.*	256,312	34,504,721
Wesco Aircraft Holdings, Inc.*	278,980	3,074,360
WestJet Airlines Ltd.	178,751	4,165,666
Total Industrials		203,229,046
Information Technology — 7.0%
Acacia Communications, Inc.*	198,523	13,035,020
Altran Technologies SA	235,817	3,743,762
Cypress Semiconductor Corp.	879,540	20,466,896
Mellanox Technologies Ltd.*	120,768	13,610,554
Pivotal Software, Inc., Class A*	523,237	7,832,858
Presidio, Inc.	247,421	4,107,188
Total Information Technology		62,796,278
Materials — 0.5%
OMNOVA Solutions, Inc.*	405,989	4,104,549

	Shares	Value
Common Stocks (continued)
Real Estate — 1.6%
Dream Global Real Estate Investment Trust	294,534	$3,737,838
Hembla AB*	110,523	2,466,442
Unizo Holdings Co., Ltd.(a)	167,592	7,743,601
Total Real Estate		13,947,881
Utilities — 0.5%
El Paso Electric Co.	71,991	4,802,520
Total Common Stocks (Cost $794,586,307)		820,618,880
Rights — 0.0%(c)
Materials — 0.0%(c)
A. Schulman, Inc., Contingent Value Right (CVR)*(d)(e) (Cost $79,792)	152,567	66,061
Short-Term Investments — 13.4%
Money Market Funds — 13.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(f)	67,250,999	67,250,999
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(f)(g)	52,783,287	52,783,287
Total Short-Term Investments (Cost $120,034,286)		120,034,286
Total Investments — 105.5% (Cost $914,700,386)		940,719,227
Other Assets and Liabilities, Net — (5.5)%		(49,955,342)
Net Assets — 100.0%		$890,763,885

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $65,858,574; total market value of collateral held by the Fund was $85,527,629. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $32,744,342.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $21,487,167.

(c)
Less than 0.05%.

(d)
Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2019, the value of this security was $66,061.

(e)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(f)
Reflects the 1-day yield at October 31, 2019.

(g)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(h)
Communication Services Select Sector SPDR Fund	Morgan Stanley	1.36	1/10/2020	Monthly	$(40,331,738)	$—
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1.93	1/10/2020	Monthly	(11,010,764)	—
Energy Select Sector SPDR Fund	Morgan Stanley	1.83	1/10/2020	Monthly	(20,990,330)	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1.88	1/10/2020	Monthly	(116,674,013)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1.76	1/10/2020	Monthly	(73,132,222)	—
iShares MSCI Emerging Markets ETF	Morgan Stanley	1.48	1/10/2020	Monthly	(9,494,020)	—
						$—
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $21,487,167 at October 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(h)
Reflects the value at reset date of October 31, 2019.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(i)
Common Stocks	$820,618,880	$—	$—	$820,618,880
Rights	—	—	66,061(j)	66,061
Short-Term Investments:
Money Market Funds	120,034,286	—	—	120,034,286
Total Investments in Securities	$940,653,166	$—	$66,061	$940,719,227
Other Financial Instruments:(k)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$940,653,166	$—	$66,061	$940,719,227

Liability Valuation Inputs
Other Financial Instruments:(k)
Swap Contracts	$—	$—	$—	$—

(i)
For a complete listing of investments and their industries, see the Schedules of Investments.

(j)
The Level 3 security, valued at $66,061, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(k)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2019 (unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2019
Rights
A. Schulman, Inc., Contingent Value Right (CVR)(l)	$66,061	$—	$—	$—	$—	$—	$—	$—	$66,061	$—
Information about Level 3 fair value measurements as of October 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Rights	$66,061	Issuer Specific Facts	Company Information

(l)
Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 90.7%
Australia — 10.9%
BHP Group Ltd.	225,035	$5,573,612
Evolution Mining Ltd.	112,865	321,142
Fortescue Metals Group Ltd.(a)	136,540	838,157
GrainCorp Ltd., Class A	13,903	69,252
Iluka Resources Ltd.	18,245	118,157
Independence Group NL	38,405	168,545
Mineral Resources Ltd.	8,310	81,870
New Hope Corp. Ltd.	232,517	341,210
Newcrest Mining Ltd.	50,837	1,096,256
Northern Star Resources Ltd.	42,284	285,198
OceanaGold Corp.	40,455	97,263
OZ Minerals Ltd.	14,744	103,102
Regis Resources Ltd.	33,194	112,058
Resolute Mining Ltd.*(a)	48,928	40,788
Rio Tinto PLC	74,525	3,870,913
Sandfire Resources NL	7,141	28,584
Saracen Mineral Holdings Ltd.*	52,505	135,650
South32 Ltd.	217,309	381,773
St. Barbara Ltd.	44,385	85,316
Washington H Soul Pattinson & Co., Ltd.	67,449	1,009,307
Whitehaven Coal Ltd.	285,049	650,033
Woodside Petroleum Ltd.	8,629	191,427
Total Australia		15,599,613
Austria — 0.1%
OMV AG	3,066	178,965
Brazil — 0.2%
Adecoagro SA*	7,034	41,712
Yamana Gold, Inc.	61,549	225,245
Total Brazil		266,957
Canada — 11.0%
Agnico Eagle Mines Ltd.	15,407	948,908
Alamos Gold, Inc., Class A	25,115	137,006
B2Gold Corp.*	66,134	232,967
Barrick Gold Corp.	119,810	2,085,634
Canadian Natural Resources Ltd.	11,348	286,733
Canfor Corp.*	23,034	278,998
Canfor Pulp Products, Inc.	11,976	78,908
Centerra Gold, Inc.*	19,155	163,663
Detour Gold Corp.*	11,437	190,305
Enbridge, Inc.	18,566	677,606
First Majestic Silver Corp.*	12,460	133,478
Fortuna Silver Mines, Inc.*	10,124	32,351
Hudbay Minerals, Inc.	11,913	43,325
IAMGOLD Corp.*	30,218	113,805
Imperial Oil Ltd.	7,198	179,628
Kinross Gold Corp.*	78,770	383,557
Kirkland Lake Gold Ltd.	13,648	642,240
Labrador Iron Ore Royalty Corp.	2,926	49,666
Largo Resources Ltd.*	24,113	24,217
Maple Leaf Foods, Inc.	17,115	299,107
New Gold, Inc.*	36,215	37,748
Norbord, Inc.	15,525	449,089
Nutrien Ltd.	36,277	1,739,121
Osisko Gold Royalties Ltd.	10,149	100,073
	Shares	Value
Common Stocks (continued)
Canada (continued)
Pan American Silver Corp.	13,514	$230,006
Pembina Pipeline Corp.	4,637	163,592
Pretium Resources, Inc.*	11,952	120,670
SEMAFO, Inc.*	21,418	69,256
SSR Mining, Inc.*	7,681	113,840
Suncor Energy, Inc.	14,656	436,664
TC Energy Corp.	8,419	425,258
Teck Resources Ltd., Class B	162,503	2,574,134
Torex Gold Resources, Inc.*	5,570	81,663
TransAlta Corp.	80,608	477,141
West Fraser Timber Co. Ltd.	13,060	605,131
Westshore Terminals Investment Corp.(a)	19,652	341,501
Wheaton Precious Metals Corp.	28,687	805,816
Total Canada		15,752,805
Chile — 0.5%
Antofagasta PLC	44,921	504,084
Lundin Mining Corp.	33,011	167,020
Total Chile		671,104
China — 12.6%
Beijing Enterprises Water Group Ltd.*	743,736	389,058
China Agri-Industries Holdings Ltd.	308,050	101,796
China Coal Energy Co., Ltd., Class H	3,685,808	1,471,934
China Modern Dairy Holdings Ltd.*	867,600	123,979
China Petroleum & Chemical Corp., Class H	1,129,945	648,756
China Power International Development Ltd.	2,762,659	578,073
China Shenhua Energy Co., Ltd., Class H	5,636,175	11,462,627
CNOOC Ltd.	414,723	622,267
Guangdong Investment Ltd.	481,614	1,044,623
Jiangxi Copper Co., Ltd., Class H	154,098	180,686
MMG Ltd.*	336,873	70,489
PetroChina Co., Ltd., Class H	1,691,095	830,692
Shougang Fushan Resources Group Ltd.	1,493,558	308,708
Southern Energy Holdings Group Ltd.*	200,326	36,294
Zhaojin Mining Industry Co., Ltd., Class H	212,623	236,287
Total China		18,106,269
Egypt — 0.1%
Centamin PLC	73,625	110,562
Finland — 4.1%
Neste OYJ	6,959	251,237
Stora Enso OYJ, Class R	144,806	1,878,052
UPM-Kymmene OYJ	97,781	3,178,866
Valmet OYJ	27,522	615,327
Total Finland		5,923,482
France — 2.2%
Suez	45,911	715,808
TOTAL SA	24,266	1,276,057
Veolia Environnement SA	40,660	1,069,191
Vilmorin & Cie SA	1,371	74,948
Total France		3,136,004

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany — 0.5%
Aurubis AG	2,053	$100,756
GEA Group AG	10,812	330,631
Mercer International, Inc.(a)	12,204	148,889
Suedzucker AG	12,076	174,066
Total Germany		754,342
Hong Kong — 0.5%
Agritrade Resources Ltd.(a)	1,826,652	156,150
C.P. Pokphand Co., Ltd.	3,464,732	287,339
Hong Kong & China Gas Co., Ltd.	154,544	300,108
Total Hong Kong		743,597
Italy — 0.5%
Eni SpA	33,384	505,413
Snam SpA	30,420	156,115
Total Italy		661,528
Ivory Coast — 0.1%
Endeavour Mining Corp.*	6,394	116,025
Japan — 3.2%
Daio Paper Corp.	26,722	359,161
Ebara Corp.	7,312	219,147
Fuji Oil Holdings, Inc.	5,048	152,227
Hokuto Corp.	1,792	32,274
Itoham Yonekyu Holdings, Inc.	40,629	263,080
Kewpie Corp.	8,342	189,828
NH Foods Ltd.	14,065	591,327
Nichirei Corp.	7,820	179,758
Nippon Flour Mills Co., Ltd.	4,261	68,780
Nippon Paper Industries Co., Ltd.	20,705	358,730
Nippon Steel Corp.	38,595	568,188
Nisshin Oillio Group Ltd. (The)	1,974	69,479
Nisshin Seifun Group, Inc.	17,354	345,137
Prima Meat Packers Ltd.	6,801	168,476
S Foods, Inc.	4,232	114,309
Sumitomo Metal Mining Co., Ltd.	11,965	404,644
Toyo Suisan Kaisha Ltd.	5,953	251,105
UACJ Corp.(a)	2,146	39,762
Yamazaki Baking Co., Ltd.	12,731	217,394
Total Japan		4,592,806
Kazakhstan — 0.1%
KAZ Minerals PLC	22,044	133,896
Luxembourg — 0.5%
ArcelorMittal	45,770	675,568
Mexico — 0.3%
Fresnillo PLC(a)	47,656	437,834
Netherlands — 1.8%
ForFarmers NV(a)	13,941	84,455
OCI NV*	12,180	273,267
Royal Dutch Shell PLC, Class B	75,477	2,166,258
Total Netherlands		2,523,980
Norway — 1.1%
Equinor ASA	31,281	579,543
Norsk Hydro ASA	93,125	329,141
	Shares	Value
Common Stocks (continued)
Norway (continued)
Yara International ASA	15,987	$623,202
Total Norway		1,531,886
Peru — 1.0%
Hochschild Mining PLC	33,053	85,627
Nexa Resources SA(a)	5,921	63,295
Southern Copper Corp.	34,874	1,240,817
Total Peru		1,389,739
Portugal — 0.5%
Altri SGPS SA	37,508	228,687
Navigator Co. SA (The)	132,115	476,378
Total Portugal		705,065
Singapore — 1.0%
First Resources Ltd.	94,504	106,243
Golden Agri-Resources Ltd.	764,341	115,133
Olam International Ltd.	188,311	253,212
Wilmar International Ltd.	372,429	1,026,201
Total Singapore		1,500,789
South Africa — 1.0%
Anglo American PLC	56,671	1,453,151
Spain — 0.5%
Ebro Foods SA	9,002	197,648
Naturgy Energy Group SA	9,127	248,556
Repsol SA	14,046	230,355
Total Spain		676,559
Sweden — 1.0%
AAK AB	14,938	265,291
Boliden AB	12,311	331,789
Holmen AB, B Shares	30,601	903,962
Total Sweden		1,501,042
Switzerland — 1.4%
Bell Food Group AG*	842	231,246
Glencore PLC*	612,294	1,843,304
Total Switzerland		2,074,550
United Kingdom — 2.2%
BP PLC	185,970	1,177,476
Central Asia Metals PLC	7,786	21,158
Cranswick PLC	6,974	280,116
Pennon Group PLC	30,603	355,689
Severn Trent PLC	17,437	508,806
Tate & Lyle PLC	26,625	231,867
United Utilities Group PLC	50,084	563,965
Total United Kingdom		3,139,077
United States — 31.6%
AK Steel Holding Corp.*(a)	14,722	34,744
Alcoa Corp.*	8,444	175,551
American Water Works Co., Inc.	13,132	1,618,782
Aqua America, Inc.(a)	12,981	588,429
Archer-Daniels-Midland Co.	33,159	1,394,004
Bunge Ltd.	8,380	452,520
Campbell Soup Co.(a)	17,741	821,586

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Carpenter Technology Corp.	2,189	$107,305
Century Aluminum Co.*(a)	4,126	24,055
CF Industries Holdings, Inc.	13,396	607,509
Chevron Corp.	17,787	2,065,782
Cleveland-Cliffs, Inc.(a)	15,075	108,992
Coeur Mining, Inc.*	13,263	73,212
Commercial Metals Co.	5,424	104,846
Conagra Brands, Inc.	28,988	784,125
Concho Resources, Inc.	1,921	129,706
ConocoPhillips	10,524	580,925
CONSOL Energy, Inc.*(a)	8,138	107,666
Continental Resources, Inc.*	3,612	106,446
Diamondback Energy, Inc.	1,551	133,014
Domtar Corp.	11,477	417,648
Ecolab, Inc.	21,501	4,129,697
EOG Resources, Inc.	5,386	373,304
Exxon Mobil Corp.	38,974	2,633,473
Flowers Foods, Inc.	12,355	268,351
Flowserve Corp.	9,923	484,639
FMC Corp.	7,944	726,876
Freeport-McMoRan, Inc.	65,263	640,883
Fresh Del Monte Produce, Inc.	2,804	89,448
General Mills, Inc.	35,133	1,786,864
Halliburton Co.	8,061	155,174
Hecla Mining Co.	30,447	70,028
Hess Corp.	2,792	183,574
Hormel Foods Corp.(a)	73,224	2,994,129
IDEX Corp.	5,711	888,232
Ingredion, Inc.	3,919	309,601
John Bean Technologies Corp.(a)	1,933	198,654
Kellogg Co.(a)	20,107	1,277,398
Kinder Morgan, Inc.	21,098	421,538
Lamb Weston Holdings, Inc.	8,582	669,739
Louisiana-Pacific Corp.	23,421	684,596
Marathon Petroleum Corp.	6,173	394,763
McEwen Mining, Inc.*(a)	23,033	38,465
Mosaic Co. (The)	23,432	465,828
Newmont Goldcorp Corp.	53,318	2,118,324
Nucor Corp.	13,793	742,753
Occidental Petroleum Corp.	14,221	575,950
ONEOK, Inc.	3,826	267,170
Peabody Energy Corp.(a)	30,914	325,524
Pentair PLC	13,079	542,386
Phillips 66	4,203	490,994
Pilgrim’s Pride Corp.*	34,070	1,034,365
Pioneer Natural Resources Co.	1,574	193,633
Post Holdings, Inc.*	3,838	394,930
Reliance Steel & Aluminum Co.	3,040	352,762
Sanderson Farms, Inc.(a)	2,964	458,857
Schlumberger Ltd.	12,883	421,145
Seaboard Corp.	161	679,273
Steel Dynamics, Inc.	10,142	307,911
Tyson Foods, Inc., Class A	49,107	4,065,569
United States Steel Corp.(a)	8,078	92,978
Valero Energy Corp.	3,911	379,289
Warrior Met Coal, Inc.(a)	15,099	294,128
Williams Cos., Inc. (The)	11,200	249,872
	Shares	Value
Common Stocks (continued)
United States (continued)
Xylem, Inc.	13,652	$1,046,972
Total United States		45,356,886
Zambia — 0.2%
First Quantum Minerals Ltd.	30,959	262,163
Total Common Stocks (Cost $131,773,644)		129,976,244
Short-Term Investments — 10.2%
Money Market Funds — 10.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b)	13,486,710	13,486,710
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	1,144,009	1,144,009
Total Short-Term Investments (Cost $14,630,719)		14,630,719
Total Investments — 100.9% (Cost $146,404,363)		144,606,963
Other Assets and Liabilities, Net — (0.9)%		(1,286,061)
Net Assets — 100.0%		$143,320,902

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,313,361; total market value of collateral held by the Fund was $7,588,029. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $6,444,020.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2019 (unaudited)
Total Return Swap contracts outstanding at October 31, 2019:
Total Return Benchmark	Counterparty	Annual Financing Rate Received (Paid) %	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(d)
iShares MSCI EAFE ETF	Morgan Stanley	1.82	5/04/2020	Monthly	$(7,418,627)	$—
SPDR S&P 500 ETF Trust	Morgan Stanley	2.12	5/04/2020	Monthly	(7,334,216)	—
						$—
Cash posted has been segregated as collateral for swaps in the amount of  $450,028 at October 31, 2019.
The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Reflects the value at reset date of October 31, 2019.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks
Australia	$15,599,613	$—	$—	$15,599,613
Austria	178,965	—	—	178,965
Brazil	266,957	—	—	266,957
Canada	15,752,805	—	—	15,752,805
Chile	671,104	—	—	671,104
China	18,106,269	—	—	18,106,269
Egypt	110,562	—	—	110,562
Finland	5,923,482	—	—	5,923,482
France	3,136,004	—	—	3,136,004
Germany	754,342	—	—	754,342
Hong Kong	743,597	—	—	743,597
Italy	661,528	—	—	661,528
Ivory Coast	116,025	—	—	116,025
Japan	4,592,806	—	—	4,592,806
Kazakhstan	133,896	—	—	133,896
Luxembourg	675,568	—	—	675,568
Mexico	437,834	—	—	437,834
Netherlands	2,523,980	—	—	2,523,980
Norway	1,531,886	—	—	1,531,886
Peru	1,389,739	—	—	1,389,739
Portugal	705,065	—	—	705,065
Singapore	1,500,789	—	—	1,500,789
South Africa	1,453,151	—	—	1,453,151
Spain	676,559	—	—	676,559
Sweden	1,501,042	—	—	1,501,042
Switzerland	2,074,550	—	—	2,074,550
United Kingdom	3,139,077	—	—	3,139,077
United States	45,356,886	—	—	45,356,886
Zambia	262,163	—	—	262,163
Total Common Stocks	129,976,244	—	—	129,976,244
Short-Term Investments:
Money Market Funds	14,630,719	—	—	14,630,719
Total Investments in Securities	$144,606,963	$—	$—	$144,606,963
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$144,606,963	$—	$—	$144,606,963

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2019 (unaudited)
Description	Level 1	Level 2	Level 3	Total
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)
For a complete listing of investments and their countries, see the Schedules of Investments.

(f)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Australia — 13.9%
Bega Cheese Ltd.(a)	37,836	$93,320
Costa Group Holdings Ltd.	79,855	156,796
Elders Ltd.	29,370	119,586
GrainCorp Ltd., Class A	48,060	239,392
Inghams Group Ltd.(a)	62,874	134,283
Nufarm Ltd.*(a)	66,134	269,733
Select Harvests Ltd.	19,949	98,956
Total Australia		1,112,066
Brazil — 1.9%
Adecoagro SA*	25,042	148,499
Canada — 4.3%
Maple Leaf Foods, Inc.	16,067	280,792
Village Farms International, Inc.*	8,287	65,824
Total Canada		346,616
China — 5.1%
Ausnutria Dairy Corp., Ltd.*(a)	129,605	193,803
China BlueChemical Ltd., Class H	379,790	92,553
China Huishan Dairy Holdings Co., Ltd.*(b)(c)	938,079	—
COFCO Meat Holdings Ltd.*(a)	345,598	123,905
Total China		410,261
Indonesia — 4.2%
PT Astra Agro Lestari Tbk	83,851	68,248
PT Japfa Comfeed Indonesia Tbk	1,196,297	146,586
PT Malindo Feedmill Tbk	205,144	16,222
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	591,209	56,859
PT Sawit Sumbermas Sarana Tbk	773,219	44,619
Total Indonesia		332,534
Japan — 37.2%
Fuji Oil Holdings, Inc.	11,185	337,293
Itoham Yonekyu Holdings, Inc.	31,547	204,273
Kumiai Chemical Industry Co., Ltd.(a)	23,817	222,076
Megmilk Snow Brand Co., Ltd.	10,475	252,900
Morinaga Milk Industry Co., Ltd.	8,751	340,391
NH Foods Ltd.	19,526	820,921
Nichirei Corp.	26,205	602,372
Nihon Nohyaku Co., Ltd.	7,954	42,012
Prima Meat Packers Ltd.	5,910	146,404
Total Japan		2,968,642
Singapore — 2.9%
Golden Agri-Resources Ltd.	1,355,654	204,202
Japfa Ltd.	75,996	27,362
Total Singapore		231,564
Thailand — 2.3%
GFPT PCL	194,225	88,767
Thai Vegetable Oil PCL	115,210	98,250
Total Thailand		187,017

	Shares	Value
Common Stocks (continued)
United States — 28.0%
AGCO Corp.	10,586	$811,840
Cal-Maine Foods, Inc.	4,884	194,823
Element Solutions, Inc.*	50,252	545,737
Sanderson Farms, Inc.(a)	4,210	651,750
Titan International, Inc.	10,575	28,235
Total United States		2,232,385
Total Common Stocks (Cost $8,268,433)		7,969,584
Rights — 0.0%(d)
Australia — 0.0%(d)
Costa Group Holdings Ltd., expires 12/18/19* (Cost $0)	3	1
Short-Term Investments — 5.1%
Money Market Funds — 5.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(e)	30,701	30,701
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(e)(f)	373,418	373,418
Total Short-Term Investments (Cost $404,119)		404,119
Total Investments — 104.9% (Cost $8,672,552)		8,373,704
Other Assets and Liabilities, Net — (4.9)%		(388,235)
Net Assets — 100.0%		$7,985,469

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,433,979; total market value of collateral held by the Fund was $1,482,604. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $1,109,186.

(b)
Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2019, the value of this security was $ — .

(c)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(d)
Less than 0.05%.

(e)
Reflects the 1-day yield at October 31, 2019.

(f)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks
Australia	$1,112,066	$—	$—	$1,112,066
Brazil	148,499	—	—	148,499
Canada	346,616	—	—	346,616
China	410,261	—	—(h)	410,261
Indonesia	332,534	—	—	332,534
Japan	2,968,642	—	—	2,968,642
Singapore	231,564	—	—	231,564
Thailand	187,017	—	—	187,017
United States	2,232,385	—	—	2,232,385
Total Common Stocks	7,969,584	—	—	7,969,584
Rights
Australia	1	—	—	1
Short-Term Investments:
Money Market Funds	404,119	—	—	404,119
Total Investments in Securities	$8,373,704	$—	$—	$8,373,704

(g)
For a complete listing of investments and their countries, see the Schedules of Investments.

(h)
The Level 3 security, valued at $ — , has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2019
Common Stocks
China Huishan Dairy Holdings Co., Ltd.(i)	$	—(j)	$—	$—	$—	$—	$—	$—	$—	$	—(j)	$—
Information about Level 3 fair value measurements as of October 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$—	Issuer Specific Facts	Company Information

(i)
Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)
Includes a level 3 security valued at $ — .

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 99.7%
Diversified REITs — 16.3%
Alexander & Baldwin, Inc.	39,926	$938,660
American Assets Trust, Inc.	26,134	1,279,521
Empire State Realty Trust, Inc., Class A	104,737	1,515,544
Exantas Capital Corp.	17,785	209,152
Granite Point Mortgage Trust, Inc.	31,696	589,546
Industrial Logistics Properties Trust	37,847	803,870
Kennedy-Wilson Holdings, Inc.(a)	72,460	1,667,305
Monmouth Real Estate Investment Corp.	52,776	795,862
New Senior Investment Group, Inc.	48,285	339,926
Preferred Apartment Communities, Inc., Class A	25,794	369,370
Redwood Trust, Inc.	64,029	1,046,234
Washington Real Estate Investment Trust(a)	46,736	1,449,751
Winthrop Realty Trust*(a)(b)(c)	29,107	9,896
Total Diversified REITs		11,014,637
Hotel REITs — 9.1%
Ashford Hospitality Trust, Inc.	57,145	156,006
Braemar Hotels & Resorts, Inc.	18,679	172,407
Chatham Lodging Trust	27,021	487,729
DiamondRock Hospitality Co.(a)	115,912	1,156,802
Hersha Hospitality Trust(a)	22,268	307,298
MGM Growth Properties LLC, Class A	54,436	1,698,948
Summit Hotel Properties, Inc.(a)	60,639	743,434
Xenia Hotels & Resorts, Inc.(a)	66,227	1,394,078
Total Hotel REITs		6,116,702
Mortgage REITs — 13.4%
AG Mortgage Investment Trust, Inc.	18,994	297,066
Anworth Mortgage Asset Corp.	57,087	195,238
Apollo Commercial Real Estate Finance, Inc.(a)	90,025	1,647,458
Arbor Realty Trust, Inc.(a)	49,003	669,381
ARMOUR Residential REIT, Inc.	34,310	574,006
Capstead Mortgage Corp.(a)	54,717	422,962
Dynex Capital, Inc.	14,153	228,713
Front Yard Residential Corp.	27,316	337,899
Invesco Mortgage Capital, Inc.	83,918	1,320,869
iStar, Inc.(a)	34,537	449,326
KKR Real Estate Finance Trust, Inc.	13,997	280,640
New York Mortgage Trust, Inc.	153,919	963,533
Orchid Island Capital, Inc.	37,044	206,335
PennyMac Mortgage Investment Trust	50,618	1,158,646
Western Asset Mortgage Capital Corp.	30,377	304,985
Total Mortgage REITs		9,057,057
Office REITs — 11.5%
Brandywine Realty Trust	102,428	1,565,100
City Office REIT, Inc.	22,886	309,877
Easterly Government Properties, Inc.	41,745	931,748
Franklin Street Properties Corp.	60,894	523,688
Global Net Lease, Inc.	49,669	967,552
Lexington Realty Trust	142,133	1,546,407
Mack-Cali Realty Corp.	48,424	1,037,242
Office Properties Income Trust	27,865	888,336
Total Office REITs		7,769,950
Residential REITs — 2.9%
Essential Properties Realty Trust, Inc.(a)	44,430	1,140,074
	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.(a)	52,753	$812,396
Total Residential REITs		1,952,470
Retail REITs — 22.8%
Acadia Realty Trust	49,404	1,382,324
Agree Realty Corp.(a)	23,983	1,889,141
Brookfield Property REIT, Inc., Class A	41,323	781,005
CBL & Associates Properties, Inc.(a)	98,944	142,479
Cedar Realty Trust, Inc.	50,110	167,368
Four Corners Property Trust, Inc.(a)	40,021	1,146,602
Kite Realty Group Trust	49,104	875,033
Pennsylvania Real Estate Investment Trust(a)	35,181	194,199
Retail Opportunity Investments Corp.	65,661	1,225,563
Retail Properties of America, Inc., Class A	125,124	1,721,706
RPT Realty(a)	45,494	659,663
Seritage Growth Properties, Class A(a)	19,628	853,622
SITE Centers Corp.	81,869	1,271,426
Tanger Factory Outlet Centers, Inc.	53,836	867,836
Urban Edge Properties	67,758	1,430,371
Washington Prime Group, Inc.(a)	109,237	460,980
Whitestone REIT	22,422	319,289
Total Retail REITs		15,388,607
Specialized REITs — 23.7%
American Finance Trust, Inc.	62,385	923,298
CareTrust REIT, Inc.	55,482	1,344,884
CatchMark Timber Trust, Inc., Class A	28,533	327,273
Global Medical REIT, Inc.	18,649	225,653
Innovative Industrial Properties, Inc.(a)	6,362	483,512
LTC Properties, Inc.	23,045	1,194,883
National Storage Affiliates Trust	34,718	1,186,314
Physicians Realty Trust	108,546	2,026,554
QTS Realty Trust, Inc., Class A	32,011	1,715,469
Senior Housing Properties Trust	138,319	1,372,816
STAG Industrial, Inc.	74,802	2,321,854
Terreno Realty Corp.	37,726	2,128,124
Uniti Group, Inc.(a)	103,277	714,677
Total Specialized REITs		15,965,311
Total Common Stocks (Cost $67,039,950)		67,264,734
Short-Term Investments — 4.4%
Money Market Funds — 4.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(d)	329,212	329,212
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(d)(e)	2,646,272	2,646,272
Total Short-Term Investments (Cost $2,975,484)		2,975,484
Total Investments — 104.1% (Cost $70,015,434)		70,240,218
Other Assets and Liabilities,Net — (4.1)%		(2,789,820)
Net Assets — 100.0%		$67,450,398

See notes to financial statements.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2019 (unaudited)

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,151,171; total market value of collateral held by the Fund was $14,570,089. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $11,923,817.

(b)
Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2019, the value of this security was $9,896.
(c)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(d)
Reflects the 1-day yield at October 31, 2019.

(e)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks
Diversified REITs	$11,004,741	$—	$9,896(g)	$11,014,637
Hotel REITs	6,116,702	—	—	6,116,702
Mortgage REITs	9,057,057	—	—	9,057,057
Office REITs	7,769,950	—	—	7,769,950
Residential REITs	1,952,470	—	—	1,952,470
Retail REITs	15,388,607	—	—	15,388,607
Specialized REITs	15,965,311	—	—	15,965,311
Total Common Stocks	67,254,838	—	9,896	67,264,734
Short-Term Investments:
Money Market Funds	2,975,484	—	—	2,975,484
Total Investments in Securities	$70,230,322	$—	$9,896	$70,240,218

(f)
For a complete listing of investments and their industries, see the Schedules of Investments.

(g)
The Level 3 security, valued at $9,896, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended October 31, 2019,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2019(h)
Common Stocks
Winthrop Realty Trust(i)	$9,896	$—	$—	$—	$—	$—	$—	$—	$9,896	$—

(h)
Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.

(i)
Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of October 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$9,896	Issuer Specific Facts	Company Information
See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF

October 31, 2019 (unaudited)
	Principal Amount	Value
Long-Term Bonds 98.0%
Corporate Bonds — 89.3%
Consumer Discretionary — 11.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.875%, due 2/15/28‡	$135,000	$144,956
7.500%, due 3/15/26‡	100,000	111,875
Allison Transmission, Inc.
5.000%, due 10/1/24‡	160,000	164,000
5.875%, due 6/1/29‡	88,000	94,820
Boyd Gaming Corp.
6.000%, due 8/15/26	122,000	129,472
6.375%, due 4/1/26	137,000	145,562
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, due 10/15/25‡	295,000	301,269
Cedar Fair LP
5.250%, due 7/15/29‡	95,000	101,175
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, due 4/15/27	75,000	79,875
Churchill Downs, Inc.
4.750%, due 1/15/28‡	90,000	93,037
5.500%, due 4/1/27‡	107,000	113,420
Eldorado Resorts, Inc.
6.000%, due 9/15/26	103,000	112,914
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	216,000	223,020
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	125,000	125,625
5.000%, due 5/31/26(a)	150,000	155,250
Hanesbrands, Inc.
4.625%, due 5/15/24‡	152,000	159,600
4.875%, due 5/15/26‡	161,000	169,855
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	199,000	202,482
4.875%, due 1/15/30‡	160,000	170,000
5.125%, due 5/1/26	285,000	299,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	133,000	136,657
4.875%, due 4/1/27	116,000	122,380
International Game Technology PLC
6.250%, due 2/15/22‡	258,000	272,512
6.250%, due 1/15/27‡	139,000	154,985
6.500%, due 2/15/25‡	193,000	214,712
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	137,000	143,165
5.250%, due 6/1/26‡	178,000	187,790
Marriott Ownership Resorts, Inc. / Ilg LLC
6.500%, due 9/15/26	130,000	140,075
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	93,000	98,813
5.625%, due 5/1/24	171,000	188,528
5.750%, due 2/1/27‡	139,000	156,375
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
MGM Resorts International
4.625%, due 9/1/26	$86,000	$90,300
5.500%, due 4/15/27	181,000	198,874
5.750%, due 6/15/25	176,000	195,360
6.000%, due 3/15/23	234,000	257,985
6.625%, due 12/15/21	208,000	224,900
7.750%, due 3/15/22	162,000	181,238
Penske Automotive Group, Inc.
5.500%, due 5/15/26	90,000	94,050
QVC, Inc.
4.450%, due 2/15/25	103,000	107,685
Scientific Games International, Inc.
5.000%, due 10/15/25‡	223,000	229,133
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	159,000	164,168
5.500%, due 4/15/27‡	92,000	96,370
Viking Cruises Ltd.
5.875%, due 9/15/27‡	150,000	159,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, due 5/15/27‡	160,000	167,000
5.500%, due 3/1/25‡	315,000	334,688
Yum! Brands, Inc.
4.750%, due 1/15/30‡	140,000	146,825
		7,561,588
Consumer Staples — 4.6%
B&G Foods, Inc.
5.250%, due 4/1/25	160,000	163,400
Energizer Holdings, Inc.
5.500%, due 6/15/25‡	98,000	101,552
6.375%, due 7/15/26‡	85,000	90,419
7.750%, due 1/15/27‡	110,000	121,550
JBS USA LUX SA / JBS USA Finance, Inc.
5.750%, due 6/15/25‡	170,000	176,375
6.750%, due 2/15/28‡	160,000	176,400
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30‡	225,000	242,437
6.500%, due 4/15/29‡	240,000	266,400
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	139,000	146,124
4.875%, due 11/1/26‡	148,000	155,585
Performance Food Group, Inc.
5.500%, due 10/15/27‡	190,000	201,637
Pilgrim’s Pride Corp.
5.875%, due 9/30/27‡	147,000	158,025
Post Holdings, Inc.
5.000%, due 8/15/26‡	293,000	304,720
5.500%, due 12/15/29‡	130,000	136,825
5.625%, due 1/15/28‡	168,000	179,760
5.750%, due 3/1/27‡	234,000	248,625
Spectrum Brands, Inc.
5.750%, due 7/15/25	171,000	178,268
Tempur Sealy International, Inc.
5.500%, due 6/15/26	99,000	103,579
		3,151,681

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Energy — 5.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	$122,000	$130,845
5.625%, due 5/20/24	132,000	142,560
5.750%, due 5/20/27	88,000	96,360
5.875%, due 8/20/26	121,000	134,007
Cheniere Energy Partners LP
4.500%, due 10/1/29‡	265,000	270,300
5.250%, due 10/1/25	267,000	276,011
5.625%, due 10/1/26	190,000	200,687
DCP Midstream Operating LP
5.125%, due 5/15/29	105,000	106,575
5.375%, due 7/15/25	145,000	151,887
Diamondback Energy, Inc.
5.375%, due 5/31/25	137,000	142,823
Diamondback Energy, Inc. — Entitlement
4.750%, due 11/1/24	214,000	219,885
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, due 1/30/26‡	99,000	101,970
5.750%, due 1/30/28‡	78,000	81,900
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	84,000	86,940
NuStar Logistics LP
5.625%, due 4/28/27	101,000	105,040
6.000%, due 6/1/26	85,000	90,950
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	70,000	71,225
5.375%, due 1/15/25‡	122,000	124,745
5.625%, due 10/15/27‡	123,000	126,998
Springleaf Finance Corp.
8.250%, due 12/15/20	175,000	185,500
Sunoco LP / Sunoco Finance Corp.
5.500%, due 2/15/26	146,000	151,475
6.000%, due 4/15/27	108,000	114,480
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.750%, due 10/1/23‡	88,000	86,240
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, due 1/15/28	132,000	131,010
5.125%, due 2/1/25	80,000	82,000
5.375%, due 2/1/27	97,000	99,910
5.875%, due 4/15/26	166,000	173,470
6.500%, due 7/15/27‡	136,000	145,520
WPX Energy, Inc.
8.250%, due 8/1/23	73,000	81,213
		3,912,526
Financials — 7.2%
Ally Financial, Inc.
8.000%, due 11/1/31	354,000	492,060
CIT Group, Inc.
4.125%, due 3/9/21	79,000	80,679
4.750%, due 2/16/24	89,000	95,230
5.000%, due 8/15/22	199,000	210,691
5.250%, due 3/7/25	95,000	104,619
	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
Fortress Transportation & Infrastructure Investors LLC
6.750%, due 3/15/22‡	$120,000	$124,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24‡	90,000	90,900
6.250%, due 5/15/26	225,000	238,500
6.375%, due 12/15/25	125,000	131,406
MSCI, Inc.
4.750%, due 8/1/26‡	109,000	114,041
5.375%, due 5/15/27‡	73,000	78,201
5.750%, due 8/15/25‡	157,000	164,850
Navient Corp.
5.000%, due 10/26/20	88,000	89,650
5.500%, due 1/25/23	176,000	183,040
5.875%, due 3/25/21	113,000	117,237
6.500%, due 6/15/22	172,000	185,330
6.625%, due 7/26/21	142,000	150,343
7.250%, due 9/25/23	88,000	96,140
Quicken Loans, Inc.
5.250%, due 1/15/28‡	180,000	186,302
5.750%, due 5/1/25‡	214,000	220,497
Refinitiv US Holdings, Inc.
6.250%, due 5/15/26‡	225,000	243,844
8.250%, due 11/15/26‡	270,000	303,075
Springleaf Finance Corp.
5.625%, due 3/15/23	147,000	158,209
6.125%, due 5/15/22	185,000	198,875
6.125%, due 3/15/24	221,000	241,443
6.875%, due 3/15/25	230,000	259,900
7.125%, due 3/15/26	280,000	319,550
		4,879,562
Health Care — 11.4%
Avantor, Inc.
6.000%, due 10/1/24‡	257,000	274,669
9.000%, due 10/1/25‡	360,000	401,850
Bausch Health Cos., Inc.
5.500%, due 11/1/25‡	305,000	318,344
5.750%, due 8/15/27‡	93,000	100,789
Centene Corp.
4.750%, due 5/15/22	169,000	173,014
5.375%, due 6/1/26‡	323,000	341,572
Charles River Laboratories International, Inc.
4.250%, due 5/1/28‡	90,000	91,462
5.500%, due 4/1/26‡	90,000	96,300
DaVita, Inc.
5.000%, due 5/1/25	265,000	268,644
5.125%, due 7/15/24	302,000	308,040
Elanco Animal Health, Inc.
3.912%, due 8/27/21	75,000	76,989
Encompass Health Corp.
4.500%, due 2/1/28	95,000	96,900
4.750%, due 2/1/30	85,000	87,656
HCA Healthcare, Inc.
6.250%, due 2/15/21	153,000	160,268
HCA, Inc.
5.375%, due 2/1/25	411,000	451,586

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
5.375%, due 9/1/26	$148,000	$161,875
5.625%, due 9/1/28	232,000	260,710
5.875%, due 5/1/23	188,000	206,565
5.875%, due 2/15/26	239,000	268,277
5.875%, due 2/1/29	151,000	171,007
7.500%, due 2/15/22	288,000	319,680
Hologic, Inc.
4.375%, due 10/15/25‡	165,000	169,125
IQVIA, Inc.
5.000%, due 10/15/26‡	183,000	193,065
5.000%, due 5/15/27‡	190,000	201,400
MEDNAX, Inc.
5.250%, due 12/1/23‡	133,000	134,995
Molina Healthcare, Inc.
5.375%, due 11/15/22	121,000	127,655
Service Corp. International
4.625%, due 12/15/27	107,000	111,815
5.125%, due 6/1/29	125,000	133,281
Teleflex, Inc.
4.625%, due 11/15/27	88,000	92,400
Tenet Healthcare Corp.
4.625%, due 7/15/24	306,000	314,415
4.625%, due 9/1/24‡	115,000	118,163
4.875%, due 1/1/26‡	375,000	388,125
5.125%, due 5/1/25	239,000	244,676
5.125%, due 11/1/27‡	255,000	265,838
6.250%, due 2/1/27‡	280,000	296,100
WellCare Health Plans, Inc.
5.250%, due 4/1/25	199,000	207,955
5.375%, due 8/15/26‡	135,000	143,775
		7,778,980
Industrials — 9.2%
ADT Security Corp. (The)
3.500%, due 7/15/22	180,000	180,225
AECOM
5.125%, due 3/15/27	179,000	188,397
5.875%, due 10/15/24	148,000	159,470
American Builders & Contractors Supply Co., Inc.
5.875%, due 5/15/26‡	125,000	131,094
Aramark Services, Inc.
4.750%, due 6/1/26	86,000	88,365
5.000%, due 4/1/25‡	107,000	111,414
5.000%, due 2/1/28‡	208,000	217,360
Colfax Corp.
6.000%, due 2/15/24‡	102,000	108,375
Dun & Bradstreet Corp. (The)
6.875%, due 8/15/26‡	125,000	136,562
Herc Holdings, Inc.
5.500%, due 7/15/27‡	210,000	218,925
Iron Mountain, Inc.
4.875%, due 9/15/27‡	171,000	176,130
4.875%, due 9/15/29‡	180,000	183,600
5.250%, due 3/15/28‡	144,000	151,020
Lennar Corp.
4.125%, due 1/15/22	110,000	112,612
4.500%, due 4/30/24	111,000	117,105
	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
4.750%, due 4/1/21	$70,000	$71,837
4.750%, due 5/30/25	102,000	109,140
4.750%, due 11/29/27	151,000	162,702
5.875%, due 11/15/24	83,000	92,441
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24‡	136,000	138,550
PulteGroup, Inc.
4.250%, due 3/1/21	85,000	86,806
5.000%, due 1/15/27	107,000	117,031
5.500%, due 3/1/26	124,000	139,190
Standard Industries, Inc.
4.750%, due 1/15/28‡	175,000	181,344
5.000%, due 2/15/27‡	91,000	95,209
6.000%, due 10/15/25‡	198,000	207,900
Taylor Morrison Communities, Inc.
5.750%, due 1/15/28‡	70,000	77,438
5.875%, due 6/15/27‡	85,000	94,562
Toll Brothers Finance Corp.
4.875%, due 3/15/27	78,000	84,728
TransDigm, Inc.
6.250%, due 3/15/26‡	690,000	739,163
6.375%, due 6/15/26	185,000	193,788
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	85,000	91,163
United Rentals North America, Inc.
4.625%, due 10/15/25	123,000	125,768
4.875%, due 1/15/28	296,000	305,250
5.250%, due 1/15/30	125,000	131,406
5.500%, due 7/15/25	125,000	129,844
5.500%, due 5/15/27	196,000	206,780
5.875%, due 9/15/26	162,000	171,720
6.500%, due 12/15/26	225,000	243,281
		6,277,695
Information Technology — 5.3%
CDK Global, Inc.
4.875%, due 6/1/27	107,000	112,751
5.000%, due 10/15/24	93,000	100,440
5.250%, due 5/15/29‡	85,000	90,419
5.875%, due 6/15/26	88,000	94,160
CDW LLC / CDW Finance Corp.
4.250%, due 4/1/28	110,000	113,987
5.500%, due 12/1/24	93,000	103,462
CommScope, Inc.
5.500%, due 3/1/24‡	223,000	226,066
EMC Corp.
2.650%, due 6/1/20	355,000	355,000
3.375%, due 6/1/23	173,000	173,865
Match Group, Inc.
5.000%, due 12/15/27‡	84,000	87,675
NCR Corp.
5.750%, due 9/1/27‡	85,000	87,125
6.125%, due 9/1/29‡	90,000	94,163
Pitney Bowes, Inc.
4.125%, due 10/1/21	110,000	110,688
Qorvo, Inc.
5.500%, due 7/15/26	160,000	170,800

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Information Technology (continued)
Sensata Technologies BV
5.000%, due 10/1/25‡	$123,000	$132,533
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	132,000	140,910
Sensata Technologies, Inc.
4.375%, due 2/15/30‡	80,000	80,400
SS&C Technologies, Inc.
5.500%, due 9/30/27‡	357,000	380,651
Symantec Corp.
5.000%, due 4/15/25‡	188,000	192,700
Western Digital Corp.
4.750%, due 2/15/26	410,000	419,225
Xerox Corp.
4.125%, due 3/15/23	179,000	183,170
4.500%, due 5/15/21	184,000	188,721
		3,638,911
Materials — 7.6%
Alcoa Nederland Holding BV
6.125%, due 5/15/28‡	90,000	97,087
7.000%, due 9/30/26‡	85,000	92,119
Arconic, Inc.
5.125%, due 10/1/24	225,000	241,312
5.400%, due 4/15/21	219,000	227,212
6.150%, due 8/15/20	171,000	175,773
Ashland LLC
4.750%, due 8/15/22	182,000	190,645
Ball Corp.
4.000%, due 11/15/23	175,000	183,094
4.375%, due 12/15/20	163,000	166,260
4.875%, due 3/15/26	133,000	144,305
5.250%, due 7/1/25	172,000	191,135
Berry Global, Inc.
4.500%, due 2/15/26‡	82,000	82,410
4.875%, due 7/15/26‡	230,000	243,487
5.125%, due 7/15/23	112,000	114,660
5.625%, due 7/15/27‡(a)	90,000	95,400
Blue Cube Spinco LLC
9.750%, due 10/15/23	125,000	136,563
10.000%, due 10/15/25	90,000	100,463
BWAY Holding Co.
5.500%, due 4/15/24‡	260,000	267,475
Constellium SE
5.875%, due 2/15/26‡	85,000	88,825
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	170,000	177,650
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	151,000	158,361
Freeport-McMoRan, Inc.
3.550%, due 3/1/22	299,000	302,364
3.875%, due 3/15/23	324,000	328,860
4.550%, due 11/14/24	169,000	175,760
5.000%, due 9/1/27	115,000	117,444
5.250%, due 9/1/29	100,000	102,000
Novelis Corp.
5.875%, due 9/30/26‡	270,000	284,175
	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
Olin Corp.
5.000%, due 2/1/30	$97,000	$95,545
5.125%, due 9/15/27	89,000	91,559
5.625%, due 8/1/29	130,000	135,525
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	90,000	92,813
5.875%, due 8/15/23‡(a)	123,000	129,765
Sealed Air Corp.
4.875%, due 12/1/22‡	99,000	104,321
5.125%, due 12/1/24‡	62,000	66,340
		5,200,707
Media — 15.6%
AMC Networks, Inc.
4.750%, due 8/1/25	149,000	150,490
5.000%, due 4/1/24	168,000	170,940
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	63,000	64,102
4.750%, due 3/1/30‡	220,000	224,125
5.000%, due 2/1/28‡	293,000	305,819
5.125%, due 5/1/23‡	127,000	129,857
5.125%, due 5/1/27‡	378,000	398,317
5.375%, due 5/1/25‡	125,000	129,375
5.375%, due 6/1/29‡	180,000	191,925
5.500%, due 5/1/26‡	170,000	178,925
5.750%, due 2/15/26‡	284,000	299,265
5.875%, due 5/1/27‡	91,000	96,460
Clear Channel Worldwide Holdings, Inc.
5.125%, due 8/15/27‡	220,000	228,800
CSC Holdings LLC
5.250%, due 6/1/24	95,000	102,362
5.375%, due 2/1/28‡	128,000	134,880
5.500%, due 5/15/26‡	215,000	226,825
5.500%, due 4/15/27‡	208,000	220,220
5.750%, due 1/15/30‡	310,000	324,725
6.500%, due 2/1/29‡	255,000	284,962
6.625%, due 10/15/25‡	119,000	126,735
6.750%, due 11/15/21	163,000	175,632
7.500%, due 4/1/28‡	140,000	157,675
10.875%, due 10/15/25‡	235,000	264,963
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, due 8/15/26‡	540,000	564,300
DISH DBS Corp.
5.000%, due 3/15/23	270,000	271,687
5.875%, due 7/15/22	350,000	365,750
6.750%, due 6/1/21	350,000	368,375
Gray Television, Inc.
5.125%, due 10/15/24‡(a)	88,000	91,300
5.875%, due 7/15/26‡(a)	121,000	127,201
7.000%, due 5/15/27‡	135,000	147,656
iHeartCommunications, Inc.
5.250%, due 8/15/27‡	125,000	129,062
6.375%, due 5/1/26(a)	145,000	155,875
Lamar Media Corp.
5.750%, due 2/1/26	115,000	121,900
Live Nation Entertainment, Inc.
4.750%, due 10/15/27‡	170,000	176,800

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
4.875%, due 11/1/24‡	$99,000	$102,465
Netflix, Inc.
4.375%, due 11/15/26	158,000	160,765
4.875%, due 4/15/28	271,000	279,808
4.875%, due 6/15/30‡	190,000	192,138
5.375%, due 11/15/29‡	155,000	163,138
5.500%, due 2/15/22	103,000	109,180
5.875%, due 2/15/25	176,000	194,260
5.875%, due 11/15/28	335,000	368,500
6.375%, due 5/15/29‡	133,000	149,293
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	146,000	152,388
Nexstar Escrow, Inc.
5.625%, due 7/15/27‡	200,000	210,500
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27‡	110,000	115,363
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	204,000	208,335
4.625%, due 7/15/24‡	245,000	255,413
5.000%, due 8/1/27‡	259,000	271,950
5.375%, due 7/15/26‡	199,000	209,945
5.500%, due 7/1/29‡	215,000	232,469
TEGNA, Inc.
5.000%, due 9/15/29‡	195,000	197,925
		10,681,120
Real Estate — 1.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, due 5/15/26‡	175,000	182,077
ESH Hospitality, Inc.
4.625%, due 10/1/27‡	140,000	140,350
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	171,000	177,626
iStar, Inc.
4.750%, due 10/1/24	120,000	123,300
Ryman Hospitality Properties, Inc.
4.750%, due 10/15/27‡	125,000	129,219
Starwood Property Trust, Inc.
3.625%, due 2/1/21	83,000	83,415
4.750%, due 3/15/25	88,000	91,190
5.000%, due 12/15/21	119,000	123,165
		1,050,342
Telecommunication Services — 5.5%
CenturyLink, Inc.
5.625%, due 4/1/25	90,000	94,725
5.800%, due 3/15/22	263,000	278,122
6.450%, due 6/15/21	209,000	219,972
7.500%, due 4/1/24(a)	170,000	192,737
Level 3 Financing, Inc.
4.625%, due 9/15/27‡	175,000	177,844
5.250%, due 3/15/26	134,000	139,863
5.375%, due 5/1/25	144,000	149,040
SBA Communications Corp.
4.000%, due 10/1/22	133,000	135,494
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunication Services (continued)
Sprint Communications, Inc.
6.000%, due 11/15/22	$400,000	$423,000
7.000%, due 8/15/20	275,000	283,250
Sprint Corp.
7.250%, due 9/15/21	388,000	413,705
T-Mobile USA, Inc.
4.000%, due 4/15/22	83,000	85,179
4.500%, due 2/1/26	173,000	178,406
4.750%, due 2/1/28	271,000	285,228
5.125%, due 4/15/25	75,000	77,531
5.375%, due 4/15/27(a)	76,000	81,700
6.500%, due 1/15/26	377,000	404,804
ViaSat, Inc.
5.625%, due 4/15/27‡	101,000	106,429
		3,727,029
Transportation — 0.5%
American Airlines Group, Inc.
5.000%, due 6/1/22‡	135,000	141,042
XPO Logistics, Inc.
6.750%, due 8/15/24‡	170,000	184,025
		325,067
Utilities — 4.1%
AES Corp.
4.000%, due 3/15/21	88,000	89,430
4.500%, due 3/15/23	43,000	43,967
5.125%, due 9/1/27	88,000	93,940
6.000%, due 5/15/26	118,000	125,965
Calpine Corp.
5.250%, due 6/1/26‡	210,000	218,400
Clearway Energy Operating LLC
5.750%, due 10/15/25	107,000	109,942
NextEra Energy Operating Partners LP
3.875%, due 10/15/26‡	100,000	100,451
4.250%, due 7/15/24‡	125,000	128,750
4.250%, due 9/15/24‡	92,000	94,760
4.500%, due 9/15/27‡	93,000	95,441
NRG Energy, Inc.
5.250%, due 6/15/29‡	125,000	134,688
5.750%, due 1/15/28	160,000	173,600
6.625%, due 1/15/27	202,000	219,170
7.250%, due 5/15/26	177,000	193,815
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	81,000	83,430
4.750%, due 1/15/30‡	125,000	129,219
5.000%, due 1/31/28‡	123,000	129,458
Vistra Operations Co. LLC
5.000%, due 7/31/27‡	240,000	248,400
5.500%, due 9/1/26‡	170,000	179,350
5.625%, due 2/15/27‡	221,000	234,260
		2,826,436
Total Corporate Bonds
(Cost $59,430,500)		61,011,644

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Foreign Bonds — 8.7%
Consumer Discretionary — 2.3%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28‡	$130,000	$130,650
4.250%, due 5/15/24‡	263,000	269,904
5.000%, due 10/15/25‡	498,000	514,185
Fiat Chrysler Automobiles NV, (United Kingdom)
5.250%, due 4/15/23	256,000	273,600
Parkland Fuel Corp., (Canada)
5.875%, due 7/15/27‡	85,000	90,525
6.000%, due 4/1/26‡	90,000	95,175
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, (Canada)
7.000%, due 7/15/26‡	175,000	187,687
		1,561,726
Energy — 0.3%
Aker BP ASA, (Norway)
4.750%, due 6/15/24‡	130,000	135,200
5.875%, due 3/31/25‡	85,000	89,385
		224,585
Information Technology — 0.7%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	83,000	83,934
4.375%, due 6/12/27	85,000	86,673
Open Text Corp., (Canada)
5.875%, due 6/1/26‡	149,000	159,057
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	167,000	172,925
		502,589
Materials — 2.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26‡	80,000	80,800
4.250%, due 9/15/22‡	151,000	153,076
5.250%, due 8/15/27‡	150,000	153,000
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27‡	105,000	103,294
4.750%, due 5/15/22‡	121,000	124,781
5.125%, due 3/15/23‡	102,000	106,208
5.125%, due 5/15/24‡(a)	131,000	137,550
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	195,000	198,169
5.000%, due 5/1/25‡	90,000	90,450
5.250%, due 6/1/27‡	180,000	184,500
OCI NV, (Netherlands)
5.250%, due 11/1/24‡	105,000	108,281
Rusal Capital DAC, (Russia)
5.125%, due 2/2/22‡	270,000	274,725
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26‡	180,000	188,325
		1,903,159

	Principal Amount	Value
Foreign Bonds (continued)
Media — 1.8%
Telenet Finance Luxembourg Notes SARL, (Belgium)
5.500%, due 3/1/28‡	$200,000	$212,700
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	99,000	104,569
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 8/15/26‡	155,000	162,556
5.500%, due 5/15/29‡	245,000	259,700
Ziggo Bond Co. BV, (Netherlands)
6.000%, due 1/15/27‡	110,000	115,225
Ziggo BV, (Netherlands)
5.500%, due 1/15/27‡	342,000	358,673
		1,213,423
Telecommunication Services — 0.8%
Intelsat Jackson Holdings SA, (Luxembourg)
9.500%, due 9/30/22‡	79,000	91,640
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	180,000	192,150
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	260,000	280,102
		563,892
Total Foreign Bonds
(Cost $5,865,141)		5,969,374

	Shares
Short-Term Investments — 2.4%
Money Market Funds — 2.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.67%(b)	453,464	453,464
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	1,129,670	1,129,670
Total Short-Term Investments (Cost $1,583,134)		1,583,134
Total Investments — 100.4%
(Cost $66,878,775)		68,564,152
Other Assets and Liabilities, Net — (0.4)%		(236,847)
Net Assets — 100.0%		$68,327,305

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,087,435; total market value of collateral held by the Fund was $1,129,670.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$61,011,644	$—	$61,011,644
Foreign Bonds	—	5,969,374	—	5,969,374
Short-Term Investments:
Money Market Funds	1,583,134	—	—	1,583,134
Total Investments in Securities	$1,583,134	$66,981,018	$—	$68,564,152

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ 500 International ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 98.3%
Australia — 3.1%
AGL Energy Ltd.	5,488	$74,787
Australia & New Zealand Banking Group Ltd.	5,739	105,727
BHP Group Ltd.	15,465	383,033
BlueScope Steel Ltd.	8,753	80,385
Brambles Ltd.	10,789	88,974
Caltex Australia Ltd.	5,374	100,965
CIMIC Group Ltd.	3,598	81,827
Commonwealth Bank of Australia	2,411	130,659
CSL Ltd.	706	124,533
Downer EDI Ltd.	19,347	107,299
Metcash Ltd.	49,165	95,520
National Australia Bank Ltd.	5,658	111,524
Origin Energy Ltd.	18,387	99,568
Qantas Airways Ltd.	31,574	139,436
Ramsay Health Care Ltd.	2,936	138,539
Rio Tinto PLC	6,824	354,446
Sonic Healthcare Ltd.	5,770	113,453
South32 Ltd.	28,820	50,632
Telstra Corp. Ltd.	66,941	160,955
Viva Energy Group Ltd.‡	61,106	83,988
Wesfarmers Ltd.	10,083	276,200
Westpac Banking Corp.	5,999	116,592
Woolworths Group Ltd.	13,371	343,790
Total Australia		3,362,832
Austria — 0.3%
OMV AG	3,136	183,051
voestalpine AG	4,337	108,626
Total Austria		291,677
Belgium — 0.8%
Anheuser-Busch InBev SA/NV	6,668	535,917
Colruyt SA	1,155	64,223
Solvay SA	1,166	126,833
Umicore SA	2,938	121,179
Total Belgium		848,152
Canada — 5.7%
Air Canada*	5,774	206,034
Alimentation Couche-Tard, Inc., Class B	14,503	435,857
Bank of Montreal	1,381	102,444
Bank of Nova Scotia (The)	2,306	132,533
BCE, Inc.	3,977	189,054
Bombardier, Inc., Class B*	76,641	96,796
Brookfield Asset Management, Inc., Class A	4,066	225,303
Canadian Imperial Bank of Commerce	1,101	94,079
Canadian National Railway Co.	1,320	118,306
Canadian Natural Resources Ltd.	3,785	95,637
Canadian Tire Corp. Ltd., Class A	842	90,962
Cenovus Energy, Inc.	11,337	96,779
CGI, Inc.*	1,863	145,117
Empire Co., Ltd., Class A	5,813	154,662
Enbridge, Inc.	12,296	448,769
George Weston Ltd.	3,647	292,598
Great-West Lifeco, Inc.	5,393	131,424
	Shares	Value
Common Stocks (continued)
Canada (continued)
Husky Energy, Inc.	10,380	$72,656
Imperial Oil Ltd.	5,545	138,377
Loblaw Cos. Ltd.	5,135	274,419
Magna International, Inc.	5,125	276,146
Manulife Financial Corp.	8,222	153,449
Metro, Inc.	2,563	108,616
Nutrien Ltd.	3,325	159,401
Parkland Fuel Corp.	3,483	115,937
Pembina Pipeline Corp.	2,163	76,310
Power Corp. of Canada	6,000	139,141
Power Financial Corp.	5,799	135,892
Restaurant Brands International, Inc.	1,401	91,851
Rogers Communications, Inc., Class B	2,158	101,813
Royal Bank of Canada	2,340	189,144
Saputo, Inc.	2,559	74,374
SNC-Lavalin Group, Inc.	3,414	61,846
Sun Life Financial, Inc.	2,412	108,438
Suncor Energy, Inc.	5,836	173,879
TC Energy Corp.	2,785	140,675
Teck Resources Ltd., Class B	4,029	63,821
TELUS Corp.	2,870	102,301
Thomson Reuters Corp.	1,463	98,520
Toronto-Dominion Bank (The)	2,938	168,119
WSP Global, Inc.	1,459	91,224
Total Canada		6,172,703
Denmark — 0.7%
Carlsberg A/S, Class B	703	98,947
DSV PANALPINA A/S	1,466	142,317
ISS A/S	4,847	126,901
Novo Nordisk A/S, Class B	3,794	207,306
Orsted A/S‡	1,170	102,678
Vestas Wind Systems A/S	1,023	83,544
Total Denmark		761,693
Finland — 0.8%
Kesko OYJ, Class B	1,462	97,343
Kone OYJ, Class B	1,588	101,055
Neste OYJ	3,133	113,109
Nokia OYJ	40,183	147,648
Outokumpu OYJ(a)	20,788	58,885
Stora Enso OYJ, Class R	9,265	120,162
UPM-Kymmene OYJ	4,030	131,015
Wartsila OYJ Abp	4,968	52,444
Total Finland		821,661
France — 13.3%
Air France-KLM*	22,935	273,146
Air Liquide SA	2,073	275,448
Airbus SE	4,476	641,285
Arkema SA	1,044	106,737
Atos SE	2,462	190,678
AXA SA	16,620	439,170
BNP Paribas SA	6,766	353,345
Bollore SA	50,766	219,752
Bouygues SA	11,035	467,826
Bureau Veritas SA	3,715	94,871
Capgemini SE	1,609	181,213

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
France (continued)
Carrefour SA	31,220	$531,341
Casino Guichard Perrachon SA(a)	6,699	361,505
Cie de Saint-Gobain	8,527	346,945
Cie Generale des Etablissements Michelin	1,197	145,696
Cie Plastic Omnium SA	3,328	90,966
CNP Assurances	8,610	170,790
Credit Agricole SA	14,649	190,970
Danone SA	3,035	251,783
Dassault Systemes SE	526	79,839
Eiffage SA	2,335	250,918
Electricite de France SA	39,066	403,239
Elior Group SA‡	7,770	100,469
Engie SA	37,813	632,580
EssilorLuxottica SA	1,248	190,471
Faurecia SE	3,085	143,798
Kering SA	237	134,902
L’Oreal SA	1,075	313,983
LVMH Moet Hennessy Louis Vuitton SE	1,460	623,035
Natixis SA	19,786	90,747
Orange SA(a)	25,578	412,061
Orpea	778	93,655
Pernod Ricard SA	536	98,967
Peugeot SA	17,962	454,892
Publicis Groupe SA	2,889	124,251
Renault SA	4,852	247,705
Rexel SA	12,343	152,852
Safran SA	1,928	305,116
Sanofi	4,830	445,205
Schneider Electric SE	2,732	253,773
Societe Generale SA	5,957	169,139
Sodexo SA	2,431	267,418
SPIE SA	5,214	109,941
Suez	11,972	186,658
Teleperformance	451	102,242
Thales SA	1,472	143,926
TOTAL SA	19,356	1,017,858
Valeo SA	4,757	176,940
Veolia Environnement SA	10,200	268,218
Vinci SA(a)	7,333	823,015
Vivendi SA	6,538	182,061
Total France		14,333,341
Germany — 10.8%
adidas AG	794	245,241
Allianz SE	1,789	437,102
Aurubis AG	1,854	90,990
BASF SE	11,494	874,933
Bayer AG	8,320	645,856
Bayerische Motoren Werke AG	7,671	588,031
Beiersdorf AG(a)	763	90,359
Brenntag AG	2,708	135,953
CECONOMY AG*	31,394	158,487
Continental AG	2,403	321,387
Covestro AG‡	2,826	135,729
Daimler AG	14,711	860,171
Deutsche Bank AG	17,685	128,128
Deutsche Lufthansa AG	15,988	277,276
	Shares	Value
Common Stocks (continued)
Germany (continued)
Deutsche Post AG	17,083	$605,112
Deutsche Telekom AG	38,979	685,702
E.ON SE	22,228	224,106
Evonik Industries AG	5,813	153,377
Fresenius Medical Care AG & Co. KGaA	3,745	271,076
Fresenius SE & Co. KGaA	6,620	348,047
Hannover Rueck SE	619	109,665
HeidelbergCement AG	2,457	182,616
Infineon Technologies AG	5,044	97,792
LANXESS AG	1,697	110,377
MAN SE	981	42,881
Merck KGaA	1,564	186,527
METRO AG	15,037	244,930
Muenchener Rueckversicherungs- Gesellschaft AG	861	239,183
ProSiebenSat.1 Media SE	5,584	82,482
RWE AG	6,974	212,642
Salzgitter AG	3,252	58,884
SAP SE	3,482	461,502
Siemens AG	5,916	682,328
Siemens Healthineers AG‡	6,513	276,807
Telefonica Deutschland Holding AG	26,414	83,839
thyssenkrupp AG(a)	22,413	319,940
TUI AG	26,120	341,373
Uniper SE	18,933	590,166
United Internet AG	2,633	79,342
Total Germany		11,680,339
Hong Kong — 1.0%
AIA Group Ltd.	14,210	142,232
CLP Holdings Ltd.	8,703	90,331
Dairy Farm International Holdings Ltd.	10,273	61,946
Jardine Matheson Holdings Ltd.	4,181	238,819
Li & Fung Ltd.	630,319	69,163
Nine Dragons Paper Holdings Ltd.	94,132	81,909
Sun Art Retail Group Ltd.	110,871	113,308
WH Group Ltd.‡	162,727	172,741
Yue Yuen Industrial Holdings Ltd.	23,850	67,250
Total Hong Kong		1,037,699
Ireland — 0.4%
CRH PLC	8,531	310,861
Smurfit Kappa Group PLC	3,418	113,757
Total Ireland		424,618
Israel — 0.1%
Teva Pharmaceutical Industries Ltd.*	11,874	97,019
Italy — 2.9%
Assicurazioni Generali SpA	16,090	326,256
Atlantia SpA	3,252	80,326
Autogrill SpA	9,372	92,587
Enel SpA	122,083	945,242
Eni SpA	29,841	451,774
Intesa Sanpaolo SpA	57,827	144,900
Leonardo SpA	11,737	136,313
Poste Italiane SpA‡	28,858	350,286
Prysmian SpA	4,335	100,161

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (continued)
Saipem SpA*	21,261	$96,302
Saras SpA	43,709	83,874
Telecom Italia SpA*	332,866	194,854
UniCredit SpA	8,475	107,486
Total Italy		3,110,361
Japan — 31.7%
Aeon Co., Ltd.	21,882	442,275
AGC, Inc.	3,553	125,878
Aisin Seiki Co., Ltd.	6,085	245,415
Ajinomoto Co., Inc.	5,490	104,590
Alfresa Holdings Corp.	6,917	155,609
Alps Alpine Co., Ltd.	4,023	87,229
ANA Holdings, Inc.	4,609	158,686
Asahi Group Holdings Ltd.	3,367	169,121
Asahi Kasei Corp.	16,227	181,851
Astellas Pharma, Inc.	8,799	151,269
Bridgestone Corp.	4,568	191,120
Canon, Inc.	10,813	296,268
Central Japan Railway Co.	765	157,770
Chubu Electric Power Co., Inc.	12,666	190,450
Chugoku Electric Power Co., Inc. (The)	7,909	105,424
Cosmo Energy Holdings Co., Ltd.	7,414	160,343
Dai Nippon Printing Co., Ltd.	6,241	167,881
Dai-ichi Life Holdings, Inc.	14,545	240,230
Daiichi Sankyo Co., Ltd.	1,999	132,028
Daikin Industries Ltd.	1,249	175,961
Denso Corp.	7,816	365,983
Dentsu, Inc.	2,935	105,612
East Japan Railway Co.	2,970	270,584
Fast Retailing Co., Ltd.(a)	324	200,955
Fuji Media Holdings, Inc.	6,218	84,552
FUJIFILM Holdings Corp.	2,501	110,585
Fujitsu Ltd.	5,292	470,971
Hakuhodo DY Holdings, Inc.	9,468	142,583
Hankyu Hanshin Holdings, Inc.	2,155	86,714
Hanwa Co., Ltd.	5,436	159,653
Haseko Corp.	7,754	100,776
Hino Motors Ltd.	13,193	125,944
HIS Co., Ltd.	2,667	69,472
Hitachi High-Technologies Corp.	1,861	116,372
Hitachi Ltd.	15,320	576,635
Honda Motor Co., Ltd.	20,834	566,982
Idemitsu Kosan Co., Ltd.	6,977	206,848
IHI Corp.	3,715	92,819
Isetan Mitsukoshi Holdings Ltd.	8,218	65,984
Isuzu Motors Ltd.	7,910	92,742
ITOCHU Corp.	61,078	1,283,087
Japan Airlines Co., Ltd.	3,818	119,161
Japan Post Holdings Co., Ltd.	30,378	279,881
Japan Post Insurance Co., Ltd.	6,994	110,890
Japan Tobacco, Inc.	6,847	155,555
JFE Holdings, Inc.	16,388	207,228
JTEKT Corp.	7,353	94,816
JXTG Holdings, Inc.	119,156	561,473
Kajima Corp.	12,647	175,014
Kansai Electric Power Co., Inc. (The)	15,025	175,747
Kao Corp.	1,451	117,363
	Shares	Value
Common Stocks (continued)
Japan (continued)
Kawasaki Heavy Industries Ltd.	3,796	$92,104
Kawasaki Kisen Kaisha Ltd.*(a)	7,759	117,205
KDDI Corp.	21,733	602,907
Kintetsu Group Holdings Co., Ltd.	2,281	124,700
Kirin Holdings Co., Ltd.	5,689	121,300
Kobe Steel Ltd.	18,385	99,999
Komatsu Ltd.	7,211	170,695
Konica Minolta, Inc.	9,852	72,816
Kubota Corp.	7,893	126,457
Kyocera Corp.	2,360	155,914
Kyushu Electric Power Co., Inc.	11,798	118,084
LIXIL Group Corp.	7,492	140,408
Marubeni Corp.	74,023	524,368
Mazda Motor Corp.	13,766	127,976
Medipal Holdings Corp.	9,659	221,763
MEIJI Holdings Co., Ltd.	1,150	83,188
Mitsubishi Chemical Holdings Corp.	42,645	327,653
Mitsubishi Corp.	45,911	1,173,840
Mitsubishi Electric Corp.	27,798	400,237
Mitsubishi Heavy Industries Ltd.	5,111	208,118
Mitsubishi Materials Corp.	3,718	107,648
Mitsubishi Motors Corp.	20,884	96,205
Mitsubishi UFJ Financial Group, Inc.	38,973	205,419
Mitsui & Co., Ltd.	37,068	640,345
Mitsui Chemicals, Inc.	4,945	119,068
Mitsui OSK Lines Ltd.	4,863	133,872
Mizuho Financial Group, Inc.	80,692	125,996
MS&AD Insurance Group Holdings, Inc.	5,025	163,107
Murata Manufacturing Co., Ltd.	2,979	161,564
NEC Corp.	6,820	271,273
NH Foods Ltd.	2,552	107,292
Nidec Corp.	760	113,081
Nippon Express Co., Ltd.	2,954	169,690
Nippon Paper Industries Co., Ltd.	4,334	75,090
Nippon Steel Corp.	22,358	329,150
Nippon Telegraph & Telephone Corp.	27,476	1,366,366
Nippon Yusen K.K.	9,702	176,172
Nissan Motor Co., Ltd.	58,048	370,180
Nitto Denko Corp.	1,541	86,098
Nomura Research Institute Ltd.	5,281	112,894
NTT Data Corp.	20,525	271,882
NTT DOCOMO, Inc.	21,507	591,863
Obayashi Corp.	19,194	198,856
Oji Holdings Corp.	19,625	102,568
Olympus Corp.	7,676	105,087
Omron Corp.	1,854	109,760
Oriental Land Co., Ltd.	762	111,969
ORIX Corp.	6,230	98,344
Osaka Gas Co., Ltd.	5,193	101,982
Otsuka Corp.	2,783	113,014
Otsuka Holdings Co., Ltd.	3,103	130,257
PALTAC Corp.	1,620	78,823
Panasonic Corp.	39,080	331,460
Persol Holdings Co., Ltd.	6,731	130,131
Rakuten, Inc.	14,035	134,761
Recruit Holdings Co., Ltd.	8,930	298,286
Renesas Electronics Corp.*	17,155	117,429
Ricoh Co., Ltd.	15,606	140,029

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Secom Co., Ltd.	1,450	$135,001
Seibu Holdings, Inc.	4,667	82,586
Seiko Epson Corp.	6,500	92,475
Sekisui House Ltd.	4,968	107,627
Seven & i Holdings Co., Ltd.	12,995	492,850
SG Holdings Co., Ltd.	3,425	85,193
Sharp Corp.	9,836	114,551
Shimizu Corp.	18,554	174,032
Shin-Etsu Chemical Co., Ltd.	1,692	190,322
Ship Healthcare Holdings, Inc.	2,236	95,765
Shiseido Co., Ltd.	1,174	97,391
Showa Denko K.K.	2,566	72,989
SoftBank Group Corp.	13,661	529,481
Sojitz Corp.	42,157	133,367
Sompo Holdings, Inc.	3,015	119,200
Sony Corp.	9,146	560,494
Subaru Corp.	6,759	195,258
Sumitomo Chemical Co., Ltd.	35,000	161,556
Sumitomo Corp.	30,731	501,168
Sumitomo Electric Industries Ltd.	12,882	178,326
Sumitomo Metal Mining Co., Ltd.	2,773	93,780
Sumitomo Mitsui Financial Group, Inc.	5,440	195,247
Suntory Beverage & Food Ltd.	2,086	89,148
Suzuken Co., Ltd.	2,636	141,425
Suzuki Motor Corp.	4,108	195,206
T&D Holdings, Inc.	5,129	57,882
Taiheiyo Cement Corp.	2,330	66,384
Taisei Corp.	3,511	139,654
Takeda Pharmaceutical Co., Ltd.	3,813	138,546
TDK Corp.	1,600	160,289
Teijin Ltd.	4,804	96,964
Toho Holdings Co., Ltd.	3,946	100,708
Tohoku Electric Power Co., Inc.	12,104	124,729
Tokio Marine Holdings, Inc.	3,326	180,537
Tokyo Electric Power Co., Holdings, Inc.*	62,702	291,165
Tokyo Electron Ltd.	885	180,717
Tokyo Gas Co., Ltd.	4,923	120,496
Tokyu Corp.	5,935	112,601
Toppan Printing Co., Ltd.	10,151	188,832
Toray Industries, Inc.	28,030	199,831
Toshiba Corp.	5,036	172,595
Tosoh Corp.	5,279	73,151
Toyota Boshoku Corp.	5,670	84,181
Toyota Industries Corp.	2,499	151,644
Toyota Motor Corp.	19,642	1,370,334
Toyota Tsusho Corp.	16,211	565,334
West Japan Railway Co.	1,842	160,456
Yamada Denki Co., Ltd.	21,027	101,726
Yamaha Motor Co., Ltd.	4,414	87,378
Yamato Holdings Co., Ltd.	5,150	86,893
Yamazaki Baking Co., Ltd.	4,960	84,697
Z Holdings Corp.	51,678	159,664
Zensho Holdings Co., Ltd.	3,639	77,186
Total Japan		34,208,134

	Shares	Value
Common Stocks (continued)
Luxembourg — 0.6%
ArcelorMittal	33,501	$494,477
RTL Group SA	2,069	105,165
Total Luxembourg		599,642
Netherlands — 3.9%
Aegon NV	22,347	96,634
Akzo Nobel NV	1,138	104,806
Altice Europe NV*	75,976	433,985
ASML Holding NV	761	199,517
EXOR NV	6,672	511,526
Heineken Holding NV	2,158	205,607
Heineken NV	2,022	206,320
ING Groep NV	7,480	84,519
Koninklijke Ahold Delhaize NV	18,305	455,921
Koninklijke DSM NV	997	118,182
Koninklijke Philips NV	5,022	220,022
NN Group NV	2,162	82,419
Randstad NV	5,740	317,886
Royal Dutch Shell PLC, Class B	36,380	1,044,139
Wolters Kluwer NV	1,237	91,112
Total Netherlands		4,172,595
Norway — 0.7%
Equinor ASA	24,073	446,000
Norsk Hydro ASA	38,385	135,668
Telenor ASA	6,654	124,764
Yara International ASA	2,781	108,409
Total Norway		814,841
Portugal — 0.4%
EDP — Energias de Portugal SA	36,949	152,110
Galp Energia SGPS SA	7,661	122,051
Jeronimo Martins SGPS SA(a)	9,726	163,250
Total Portugal		437,411
Singapore — 0.8%
Jardine Cycle & Carriage Ltd.	6,033	145,045
Oversea-Chinese Banking Corp. Ltd.	10,551	84,969
Sembcorp Industries Ltd.	41,220	69,359
Singapore Airlines Ltd.	16,300	112,703
Singapore Telecommunications Ltd.	54,668	132,558
Wilmar International Ltd.	131,969	363,631
Total Singapore		908,265
Spain — 2.9%
Acciona SA(a)	925	96,438
ACS Actividades de Construccion y Servicios SA	9,566	388,366
Amadeus IT Group SA	1,239	91,701
Banco Bilbao Vizcaya Argentaria SA	20,047	105,632
Banco Santander SA(a)	75,152	301,333
Cia de Distribucion Integral Logista Holdings SA	4,348	91,148
Endesa SA	7,008	190,771
Iberdrola SA	39,299	403,715
Industria de Diseno Textil SA(a)	8,515	265,518
Mapfre SA	34,317	95,715
Naturgy Energy Group SA	6,044	164,596

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (continued)
Repsol SA	22,084	$362,179
Siemens Gamesa Renewable Energy SA	4,747	65,273
Telefonica SA	59,893	459,385
Total Spain		3,081,770
Sweden — 1.8%
Assa Abloy AB, B Shares	3,553	84,452
Atlas Copco AB, A Shares	3,091	109,436
Electrolux AB, Series B	3,112	81,884
Essity AB, B Shares	3,870	121,029
Hennes & Mauritz AB, B Shares(a)	11,001	230,370
ICA Gruppen AB(a)	2,413	106,946
NCC AB, B Shares	5,131	82,603
Sandvik AB	5,208	92,086
Securitas AB, B Shares	8,750	140,228
Skanska AB, B Shares	10,509	224,157
SSAB AB, A Shares(a)	22,194	62,083
Telefonaktiebolaget LM Ericsson, B Shares	22,502	197,032
Telia Co. AB(a)	20,795	91,626
Volvo AB, B Shares	18,933	283,770
Total Sweden		1,907,702
Switzerland — 5.5%
ABB Ltd.	11,196	234,756
Adecco Group AG	5,511	326,611
Cie Financiere Richemont SA	1,226	96,415
Credit Suisse Group AG*	10,007	124,029
Glencore PLC*	210,585	633,964
Kuehne + Nagel International AG	1,373	221,725
LafargeHolcim Ltd.*	4,023	207,439
Nestle SA	11,911	1,271,311
Novartis AG	7,385	644,312
Roche Holding AG	3,642	1,095,460
Schindler Holding AG — Participating Certificate	395	96,553
Sika AG	555	95,336
STMicroelectronics NV	6,809	154,512
Swiss Life Holding AG	181	90,468
Swiss Re AG	1,388	145,306
Swisscom AG	235	120,030
UBS Group AG*	13,527	159,569
Zurich Insurance Group AG	483	188,697
Total Switzerland		5,906,493
United Kingdom — 9.8%
Associated British Foods PLC	5,036	145,059
AstraZeneca PLC	3,098	300,701
Aviva PLC	17,184	92,324
Babcock International Group PLC	14,054	100,750
BAE Systems PLC	33,382	248,897
Balfour Beatty PLC	28,435	82,936
Barclays PLC	52,952	114,976
BP PLC	121,157	767,110
British American Tobacco PLC	7,193	251,495
BT Group PLC	104,507	276,820
Bunzl PLC	3,469	90,137
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Capita PLC*	48,594	$98,157
Centrica PLC	188,168	176,676
CK Hutchison Holdings Ltd.	23,696	219,192
Compass Group PLC	14,570	387,629
Computacenter PLC	6,216	110,116
DCC PLC	1,435	134,364
Diageo PLC	3,511	143,771
Dixons Carphone PLC	52,869	89,791
DS Smith PLC	18,414	85,208
easyJet PLC	5,682	91,024
Experian PLC	2,935	92,213
Fiat Chrysler Automobiles NV	37,074	576,085
G4S PLC	52,634	140,848
GlaxoSmithKline PLC	23,295	533,122
Hays PLC	53,183	108,114
HSBC Holdings PLC	28,825	217,456
Imperial Brands PLC	5,221	114,338
Inchcape PLC	12,635	105,455
InterContinental Hotels Group PLC	1,309	78,933
International Consolidated Airlines Group SA	18,060	124,139
ITV PLC	46,352	80,223
J Sainsbury PLC	80,077	210,866
John Wood Group PLC(a)	16,692	73,071
Johnson Matthey PLC	3,899	154,891
Kingfisher PLC	37,700	101,080
Legal & General Group PLC	21,340	72,818
Lloyds Banking Group PLC	167,420	123,052
Marks & Spencer Group PLC	35,662	83,756
Mondi PLC	4,129	85,353
National Grid PLC	15,448	180,167
Pearson PLC	7,831	69,129
Petrofac Ltd.	12,053	59,938
Prudential PLC	8,147	142,162
Reckitt Benckiser Group PLC	1,733	133,743
RELX PLC	6,494	156,132
Rolls-Royce Holdings PLC*	15,991	146,709
Rolls-Royce Holdings PLC — Entitlement Shares*(b)(c)	735,586	952
Royal Bank of Scotland Group PLC	26,389	72,631
Royal Mail PLC	40,817	111,761
SSE PLC	14,522	241,188
Standard Chartered PLC	12,055	109,350
Tesco PLC	158,411	482,122
Travis Perkins PLC	4,968	92,122
Unilever NV	10,560	623,818
Vodafone Group PLC	218,745	445,530
Wm Morrison Supermarkets PLC(a)	53,653	138,055
WPP PLC	24,065	299,941
Total United Kingdom		10,588,396
United States — 0.3%
Amcor PLC	8,453	81,124
Ferguson PLC	3,172	270,327
Total United States		351,451
Total Common Stocks
(Cost $103,409,890)		105,918,795

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Preferred Stocks — 1.3%
Germany — 1.3%
Henkel AG & Co. KGaA, 1.92%	1,899	$197,413
Schaeffler AG, 5.92%	14,065	118,629
Volkswagen AG, 2.71%	5,910	1,125,509
Total Germany		1,441,551
Total Preferred Stocks (Cost $1,299,016)		1,441,551
Short-Term Investment — 2.8%
Money Market Fund — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(d)(e) (Cost $3,039,214)	3,039,214	3,039,214
Total Investments — 102.4%
(Cost $107,748,120)		110,399,560
Other Assets and Liabilities, Net — (2.4)%		(2,629,396)
Net Assets — 100.0%		$107,770,164

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,882,612; total market value of collateral held by the Fund was $3,039,214.

(b)
Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2019, the value of this security was $952.

(c)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(d)
Reflects the 1-day yield at October 31, 2019.

(e)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks
Australia	$3,362,832	$—	$—	$3,362,832
Austria	291,677	—	—	291,677
Belgium	848,152	—	—	848,152
Canada	6,172,703	—	—	6,172,703
Denmark	761,693	—	—	761,693
Finland	821,661	—	—	821,661
France	14,333,341	—	—	14,333,341
Germany	11,680,339	—	—	11,680,339
Hong Kong	1,037,699	—	—	1,037,699
Ireland	424,618	—	—	424,618
Israel	97,019	—	—	97,019
Italy	3,110,361	—	—	3,110,361
Japan	34,208,134	—	—	34,208,134
Luxembourg	599,642	—	—	599,642
Netherlands	4,172,595	—	—	4,172,595
Norway	814,841	—	—	814,841
Portugal	437,411	—	—	437,411
Singapore	908,265	—	—	908,265
Spain	3,081,770	—	—	3,081,770
Sweden	1,907,702	—	—	1,907,702
Switzerland	5,906,493	—	—	5,906,493
United Kingdom	10,587,444	—	952(g)	10,588,396
United States	351,451	—	—	351,451
Total Common Stocks	105,917,843	—	952	105,918,795
Preferred Stocks
Germany	1,441,551	—	—	1,441,551
Short-Term Investment:
Money Market Fund	3,039,214	—	—	3,039,214
Total Investments in Securities	$110,398,608	$—	$952	$110,399,560

See notes to financial statements.

Schedules of Investments — IQ 500 International ETF (continued)

October 31, 2019 (unaudited)

(f)
For a complete listing of investments and their countries, see the Schedules of Investments.

(g)
The Level 3 security, valued at $952, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2019(h)
Common Stocks
Rolls-Royce Holdings PLC — Entitlement Shares(i)	$1,326	$—	$(41)	$(6)	$945	$(1,272)	$—	$—	$952	$7
Information about Level 3 fair value measurements as of October 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$952	Issuer Specific Facts	Contingent Payment Terms

(h)
Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.

(i)
Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 99.3%
Australia — 7.4%
Afterpay Touch Group Ltd.*	2,908	$57,820
AGL Energy Ltd.	11,276	153,663
Alumina Ltd.	52,761	82,514
AMP Ltd.(a)	61,038	77,166
APA Group	20,968	168,295
Aristocrat Leisure Ltd.	11,211	244,227
ASX Ltd.	4,036	228,899
Aurizon Holdings Ltd.	36,749	149,377
Australia & New Zealand Banking Group Ltd.	42,170	776,878
Bendigo & Adelaide Bank Ltd.	11,916	87,431
BHP Group Ltd.	43,308	1,072,642
BHP Group PLC	30,622	647,787
BlueScope Steel Ltd.	8,653	79,467
Boral Ltd.	25,845	89,564
Brambles Ltd.	26,131	215,495
Caltex Australia Ltd.	4,930	92,623
Coca-Cola Amatil Ltd.	14,189	99,221
Cochlear Ltd.	745	108,577
Coles Group Ltd.	17,241	178,054
Commonwealth Bank of Australia	26,501	1,436,164
Computershare Ltd.	11,161	121,800
CSL Ltd.	6,807	1,200,700
Dexus	22,501	185,560
Fortescue Metals Group Ltd.	25,202	154,704
Goodman Group	30,492	302,297
GPT Group (The)	40,510	166,061
Incitec Pivot Ltd.	35,037	83,279
Insurance Australia Group Ltd.	40,689	222,579
Lendlease Group	9,510	122,455
Macquarie Group Ltd.	5,042	465,196
Medibank Pvt Ltd.	55,240	128,635
Mirvac Group	83,373	184,382
National Australia Bank Ltd.	41,014	808,421
Newcrest Mining Ltd.	11,666	251,567
Northern Star Resources Ltd.	10,282	69,350
Oil Search Ltd.	24,248	119,612
Orica Ltd.	7,817	123,328
Origin Energy Ltd.	30,714	166,321
QBE Insurance Group Ltd.	22,151	192,288
Ramsay Health Care Ltd.	2,471	116,597
Rio Tinto Ltd.	5,572	348,873
Rio Tinto PLC	16,297	846,484
Santos Ltd.	31,060	173,758
Scentre Group	82,592	217,934
SEEK Ltd.	8,525	133,206
Sonic Healthcare Ltd.	9,320	183,256
South32 Ltd.	80,410	141,266
Stockland	46,231	155,751
Suncorp Group Ltd.	22,272	206,381
Sydney Airport	23,373	141,383
Telstra Corp. Ltd.	62,889	151,212
Transurban Group	43,130	440,962
Treasury Wine Estates Ltd.	12,833	155,342
Vicinity Centres	55,488	102,070
Wesfarmers Ltd.	17,203	471,236
Westpac Banking Corp.	50,788	987,079
Woodside Petroleum Ltd.	15,797	350,444
	Shares	Value
Common Stocks (continued)
Australia (continued)
Woolworths Group Ltd.	20,306	$522,100
Total Australia		16,959,733
Austria — 0.2%
ANDRITZ AG	1,833	82,372
Erste Group Bank AG*	5,569	196,768
OMV AG	3,139	183,226
Total Austria		462,366
Belgium — 1.0%
Ageas	3,737	215,297
Anheuser-Busch InBev SA/NV	11,371	913,904
Galapagos NV*	855	157,200
Groupe Bruxelles Lambert SA	1,623	162,927
KBC Group NV	4,348	305,021
Solvay SA	1,354	147,282
UCB SA	2,189	176,470
Umicore SA	3,786	156,156
Total Belgium		2,234,257
Cambodia — 0.0%(b)
NagaCorp Ltd.	35,494	64,669
China — 0.3%
AAC Technologies Holdings, Inc.(a)	12,106	78,774
BOC Hong Kong Holdings Ltd.	61,697	212,539
China Mengniu Dairy Co., Ltd.*	47,108	188,427
Lenovo Group Ltd.	120,303	84,114
Want Want China Holdings Ltd.	116,689	98,560
Total China		662,414
Denmark — 1.6%
AP Moller — Maersk A/S, Class B	152	193,825
Carlsberg A/S, Class B	1,750	246,311
Chr Hansen Holding A/S	1,839	141,229
Coloplast A/S, Class B	2,239	269,927
Danske Bank A/S	10,167	145,134
DSV PANALPINA A/S	3,479	337,737
Genmab A/S*	948	206,715
GN Store Nord A/S	1,993	87,630
ISS A/S	3,376	88,388
Novo Nordisk A/S, Class B	24,561	1,342,022
Novozymes A/S, Class B	3,602	169,674
Orsted A/S‡	1,890	165,865
Pandora A/S	1,525	75,025
Vestas Wind Systems A/S	3,152	257,410
Total Denmark		3,726,892
Finland — 1.1%
Elisa OYJ	2,550	139,315
Fortum OYJ	7,063	172,490
Kone OYJ, Class B	5,961	379,338
Neste OYJ	6,352	229,323
Nokia OYJ	86,879	319,228
Nokian Renkaat OYJ(a)	2,650	75,686
Nordea Bank Abp*	48,345	353,605
Sampo OYJ, Class A	7,507	307,705
Stora Enso OYJ, Class R	10,738	139,266
UPM-Kymmene OYJ	8,872	288,429

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Finland (continued)
Wartsila OYJ Abp	8,514	$89,876
Total Finland		2,494,261
France — 10.0%
Accor SA	3,864	166,055
Aeroports de Paris	440	83,647
Air Liquide SA	7,061	938,223
Airbus SE	8,195	1,174,113
Alstom SA	3,082	133,239
Arkema SA	1,503	153,664
Atos SE	1,622	125,621
AXA SA	28,399	750,420
BNP Paribas SA	16,545	864,040
Bouygues SA	3,604	152,791
Bureau Veritas SA	5,653	144,362
Capgemini SE	2,411	271,539
Carrefour SA	9,091	154,722
Cie de Saint-Gobain	8,036	326,967
Cie Generale des Etablissements Michelin	2,857	347,747
Credit Agricole SA	17,409	226,950
Danone SA	8,461	701,923
Dassault Systemes SE	2,178	330,586
Edenred	4,424	232,962
Electricite de France SA	6,276	64,781
Engie SA	25,233	422,127
EssilorLuxottica SA	4,499	686,642
Eutelsat Communications SA(a)	3,983	75,542
Faurecia SE	1,080	50,341
Getlink SE	8,814	147,598
Hermes International	502	361,236
Ingenico Group SA	1,135	121,232
Ipsen SA	713	75,966
Kering SA	1,138	647,755
Klepierre SA	3,514	130,902
Legrand SA	4,693	366,398
L’Oreal SA	3,618	1,056,736
LVMH Moet Hennessy Louis Vuitton SE	3,729	1,591,300
Orange SA(a)	28,529	459,602
Orpea	938	112,915
Pernod Ricard SA	3,132	578,293
Peugeot SA	8,367	211,897
Publicis Groupe SA	3,488	150,013
Renault SA	2,979	152,084
Rexel SA	6,632	82,129
Rubis SCA	1,837	106,469
Safran SA	5,001	791,433
Sanofi	16,299	1,502,361
Schneider Electric SE	8,174	759,275
SCOR SE	2,934	123,666
SEB SA	433	65,747
Societe Generale SA	11,268	319,936
Sodexo SA	1,241	136,514
Teleperformance	1,032	233,955
Thales SA	1,780	174,041
TOTAL SA	36,252	1,906,355
Ubisoft Entertainment SA*	1,357	80,148
	Shares	Value
Common Stocks (continued)
France (continued)
Unibail-Rodamco-Westfield	2,149	$332,418
Valeo SA	4,040	150,271
Veolia Environnement SA	7,967	209,499
Vinci SA(a)	7,157	803,262
Vivendi SA	13,903	387,152
Worldline SA‡*	1,118	67,915
Total France		22,975,477
Germany — 7.7%
adidas AG	2,986	922,279
Allianz SE	6,303	1,539,996
Aroundtown SA	11,127	93,923
BASF SE	14,099	1,073,228
Bayer AG	14,123	1,096,326
Bayerische Motoren Werke AG	5,246	402,139
Beiersdorf AG(a)	1,847	218,733
Brenntag AG	2,881	144,639
Carl Zeiss Meditec AG	570	62,161
Commerzbank AG	17,346	103,785
Continental AG	1,628	217,736
Covestro AG‡	2,713	130,302
Daimler AG	12,846	751,122
Delivery Hero SE‡*	2,008	94,157
Deutsche Bank AG	32,188	233,203
Deutsche Boerse AG	2,911	451,262
Deutsche Lufthansa AG	3,913	67,862
Deutsche Post AG	14,474	512,697
Deutsche Telekom AG	47,480	835,248
Deutsche Wohnen SE	6,279	236,214
E.ON SE	33,364	336,380
Fresenius Medical Care AG & Co. KGaA	3,353	242,702
Fresenius SE & Co. KGaA	6,605	347,258
GEA Group AG	3,195	97,703
Hannover Rueck SE	1,072	189,921
HeidelbergCement AG	2,458	182,690
Henkel AG & Co. KGaA(a)	1,388	133,715
HUGO BOSS AG	1,347	56,685
Infineon Technologies AG	19,923	386,263
K+S AG	3,649	51,946
KION Group AG	1,244	82,689
LANXESS AG	1,895	123,255
LEG Immobilien AG	971	111,471
Merck KGaA	2,057	245,324
MTU Aero Engines AG	940	251,062
Muenchener Rueckversicherungs-Gesellschaft AG	2,002	556,150
Puma SE	1,234	92,859
Rheinmetall AG	703	84,587
RWE AG	9,690	295,455
SAP SE	14,402	1,908,831
Scout24 AG‡	1,814	112,219
Siemens AG	11,379	1,312,408
Symrise AG	2,413	232,271
thyssenkrupp AG(a)	8,006	114,284
TUI AG	7,163	93,616
United Internet AG	2,180	65,692
Vonovia SE	7,424	395,162

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (continued)
Wirecard AG(a)	1,794	$227,268
Zalando SE‡*	2,543	110,221
Total Germany		17,627,099
Hong Kong — 2.9%
AIA Group Ltd.	184,454	1,846,258
ASM Pacific Technology Ltd.	6,247	87,436
CK Asset Holdings Ltd.	44,008	307,136
CK Infrastructure Holdings Ltd.	13,500	97,232
CLP Holdings Ltd.	26,233	272,281
Hang Lung Properties Ltd.	42,005	92,502
Hang Seng Bank Ltd.	12,264	256,305
Henderson Land Development Co., Ltd.	25,292	126,658
Hong Kong & China Gas Co., Ltd.	165,547	321,475
Hong Kong Exchanges and Clearing Ltd.	19,736	616,931
Hongkong Land Holdings Ltd.	21,843	120,137
Hysan Development Co., Ltd.	19,981	78,902
Jardine Matheson Holdings Ltd.	3,434	196,150
Jardine Strategic Holdings Ltd.	3,275	105,881
Link REIT	34,511	376,254
MTR Corp. Ltd.	26,474	152,000
New World Development Co., Ltd.	111,725	160,224
Power Assets Holdings Ltd.	24,916	177,865
Sino Land Co., Ltd.	66,034	98,912
Sun Hung Kai Properties Ltd.	22,934	347,915
Swire Pacific Ltd., Class A	10,947	104,334
Techtronic Industries Co., Ltd.	23,649	185,566
Vitasoy International Holdings Ltd.	16,432	66,879
WH Group Ltd.‡	137,824	146,305
Wharf Real Estate Investment Co., Ltd.	20,978	123,657
Wheelock & Co., Ltd.	16,582	102,716
Total Hong Kong		6,567,911
Ireland — 0.5%
Bank of Ireland Group PLC	16,019	77,062
CRH PLC	12,101	440,949
Flutter Entertainment PLC(a)	1,257	129,441
Kerry Group PLC, Class A	2,318	280,331
Kingspan Group PLC	2,543	131,812
Smurfit Kappa Group PLC	3,788	126,071
Total Ireland		1,185,666
Israel — 0.5%
Bank Hapoalim BM	31,065	248,534
Bank Leumi Le-Israel BM	37,371	272,152
Israel Discount Bank Ltd., Class A	43,360	198,123
Nice Ltd.*	1,616	255,548
Teva Pharmaceutical Industries Ltd.*	15,143	123,729
Total Israel		1,098,086
Italy — 2.2%
Amplifon SpA	2,357	59,218
Assicurazioni Generali SpA	20,180	409,189
Atlantia SpA	9,531	235,421
Banco BPM SpA*(a)	29,929	68,016
Enel SpA	120,629	933,984
Eni SpA	40,018	605,848
Ferrari NV	1,830	292,873
	Shares	Value
Common Stocks (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	11,280	$127,104
Intesa Sanpaolo SpA	229,442	574,925
Leonardo SpA	8,425	97,847
Mediobanca Banca di Credito Finanziario SpA	15,454	183,619
Moncler SpA	3,153	121,500
Prysmian SpA	5,553	128,303
Recordati SpA	2,428	102,040
Snam SpA	40,403	207,348
Telecom Italia SpA*	264,659	154,927
Terna Rete Elettrica Nazionale SpA	30,307	200,302
UniCredit SpA	34,819	441,599
Total Italy		4,944,063
Japan — 24.7%
Advantest Corp.	3,387	154,930
Aeon Co., Ltd.	12,292	248,444
AGC, Inc.	4,075	144,371
Air Water, Inc.	5,230	98,790
Aisin Seiki Co., Ltd.	3,162	127,527
Ajinomoto Co., Inc.	9,312	177,402
Alfresa Holdings Corp.	4,433	99,728
Alps Alpine Co., Ltd.	4,019	87,142
Amada Holdings Co., Ltd.	9,756	112,175
Aozora Bank Ltd.	3,973	102,573
Asahi Group Holdings Ltd.	6,829	343,013
Asahi Intecc Co., Ltd.	3,036	83,971
Asahi Kasei Corp.	22,414	251,187
Astellas Pharma, Inc.	31,377	539,421
Bandai Namco Holdings, Inc.	3,370	207,864
Bank of Kyoto Ltd. (The)	1,595	64,033
Bridgestone Corp.	9,960	416,716
Brother Industries Ltd.	5,688	108,125
Canon, Inc.	16,790	460,034
Central Japan Railway Co.	2,909	599,937
Chiba Bank Ltd. (The)	14,023	77,181
Chubu Electric Power Co., Inc.	11,512	173,098
Chugai Pharmaceutical Co., Ltd.	3,896	329,757
Concordia Financial Group Ltd.	22,917	94,547
Dai Nippon Printing Co., Ltd.	6,459	173,746
Daifuku Co., Ltd.	1,799	96,686
Dai-ichi Life Holdings, Inc.	17,896	295,577
Daiichi Sankyo Co., Ltd.	9,730	642,636
Daikin Industries Ltd.	4,201	591,843
Daito Trust Construction Co., Ltd.	1,292	171,741
Daiwa House Industry Co., Ltd.	10,772	372,170
Daiwa Securities Group, Inc.	29,742	134,727
Denso Corp.	7,116	333,206
Dentsu, Inc.	3,857	138,788
East Japan Railway Co.	5,781	526,683
Eisai Co., Ltd.	4,312	314,590
Electric Power Development Co., Ltd.	3,320	80,892
FamilyMart Co., Ltd.	3,732	93,071
FANUC Corp.(a)	3,122	623,794
Fast Retailing Co., Ltd.(a)	814	504,867
FUJIFILM Holdings Corp.	6,325	279,668
Fujitsu Ltd.	3,323	295,736
Fukuoka Financial Group, Inc.	4,042	78,892

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Goldwin, Inc.	616	$47,352
Hamamatsu Photonics K.K.	2,946	115,273
Hankyu Hanshin Holdings, Inc.	4,517	181,758
Hirose Electric Co., Ltd.	751	95,382
Hisamitsu Pharmaceutical Co., Inc.	1,460	68,472
Hitachi Ltd.	14,356	540,350
Honda Motor Co., Ltd.	26,951	733,452
Hoya Corp.	5,873	521,700
Idemitsu Kosan Co., Ltd.	3,931	116,543
IHI Corp.	3,024	75,555
Inpex Corp.	17,013	158,712
Isetan Mitsukoshi Holdings Ltd.(a)	7,088	56,911
Isuzu Motors Ltd.	11,343	132,993
ITOCHU Corp.	22,944	481,993
Japan Exchange Group, Inc.	9,578	159,390
Japan Tobacco, Inc.	19,109	434,131
JFE Holdings, Inc.	9,094	114,995
JGC Holdings Corp.	5,396	79,114
JXTG Holdings, Inc.	53,394	251,597
Kajima Corp.	7,984	110,486
Kansai Electric Power Co., Inc. (The)	12,404	145,089
Kansai Paint Co., Ltd.	4,694	113,979
Kao Corp.	7,526	608,735
KDDI Corp.	26,938	747,302
Keikyu Corp.	5,792	116,049
Keio Corp.	2,467	153,125
Keisei Electric Railway Co., Ltd.	3,375	138,771
Keyence Corp.	1,384	881,059
Kikkoman Corp.	3,471	167,923
Kintetsu Group Holdings Co., Ltd.	3,389	185,273
Kirin Holdings Co., Ltd.	13,551	288,933
Kobayashi Pharmaceutical Co., Ltd.	1,059	85,128
Koito Manufacturing Co., Ltd.	2,337	123,654
Komatsu Ltd.	15,235	360,634
Konami Holdings Corp.	1,711	75,496
Konica Minolta, Inc.	9,800	72,431
Kose Corp.	509	90,872
Kubota Corp.	18,847	301,956
Kuraray Co., Ltd.	8,701	104,472
Kurita Water Industries Ltd.	3,912	113,627
Kyocera Corp.	5,438	359,264
Kyowa Kirin Co., Ltd.	5,735	105,888
Kyushu Electric Power Co., Inc.	8,433	84,404
Lion Corp.	4,838	101,768
LIXIL Group Corp.	5,508	103,226
M3, Inc.	7,661	184,536
Makita Corp.	5,054	172,277
Marubeni Corp.	30,192	213,876
Marui Group Co., Ltd.	5,182	115,859
Matsumotokiyoshi Holdings Co., Ltd.	1,656	58,593
Mazda Motor Corp.	9,754	90,678
MEIJI Holdings Co., Ltd.	2,443	176,719
MINEBEA MITSUMI, Inc.	7,127	137,127
MISUMI Group, Inc.	5,854	148,590
Mitsubishi Chemical Holdings Corp.	23,652	181,725
Mitsubishi Corp.	21,036	537,843
Mitsubishi Electric Corp.	32,397	466,453
Mitsubishi Estate Co., Ltd.	19,999	389,879
	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Heavy Industries Ltd.	5,282	$215,081
Mitsubishi Materials Corp.	2,593	75,076
Mitsubishi Motors Corp.	12,834	59,122
Mitsubishi UFJ Financial Group, Inc.	197,520	1,041,089
Mitsui & Co., Ltd.	28,123	485,821
Mitsui Chemicals, Inc.	3,364	81,000
Mitsui Fudosan Co., Ltd.	15,214	391,380
Mizuho Financial Group, Inc.	375,117	585,725
MonotaRO Co., Ltd.	2,326	71,111
MS&AD Insurance Group Holdings, Inc.	8,641	280,480
Murata Manufacturing Co., Ltd.	8,989	487,512
Nabtesco Corp.	2,727	88,289
NEC Corp.	4,400	175,015
Nexon Co., Ltd.*	6,533	75,842
NGK Spark Plug Co., Ltd.	4,480	91,875
NH Foods Ltd.	2,538	106,704
Nidec Corp.	3,783	562,875
Nihon M&A Center, Inc.	2,575	78,842
Nikon Corp.	7,994	102,786
Nintendo Co., Ltd.	1,632	583,024
Nippon Express Co., Ltd.	1,620	93,060
Nippon Paint Holdings Co., Ltd.	2,924	160,934
Nippon Shinyaku Co., Ltd.	1,258	114,041
Nippon Steel Corp.	13,263	195,255
Nippon Telegraph & Telephone Corp.	10,181	506,295
Nissan Chemical Corp.	3,086	127,888
Nissan Motor Co., Ltd.	28,881	184,178
Nisshin Seifun Group, Inc.	6,825	135,736
Nissin Foods Holdings Co., Ltd.	1,906	144,574
Nitori Holdings Co., Ltd.	1,342	204,953
Nitto Denko Corp.	2,939	164,207
Nomura Holdings, Inc.	55,711	255,249
Nomura Research Institute Ltd.	5,638	120,526
NSK Ltd.	9,265	87,075
NTT Data Corp.	12,561	166,388
NTT DOCOMO, Inc.	19,248	529,696
Obayashi Corp.	14,143	146,526
Obic Co., Ltd.	1,352	170,712
Odakyu Electric Railway Co., Ltd.(a)	6,274	153,390
Oji Holdings Corp.	20,351	106,362
Olympus Corp.	18,381	251,643
Omron Corp.	3,567	211,172
Ono Pharmaceutical Co., Ltd.	8,047	152,372
Oriental Land Co., Ltd.	3,188	468,446
ORIX Corp.	21,463	338,806
Osaka Gas Co., Ltd.	6,830	134,130
Otsuka Corp.	1,803	73,217
Otsuka Holdings Co., Ltd.	7,172	301,064
Pan Pacific International Holdings Corp.	9,320	147,165
Panasonic Corp.	34,141	289,569
PeptiDream, Inc.*	1,820	91,922
Pigeon Corp.	2,039	100,342
Rakuten, Inc.	13,259	127,310
Recruit Holdings Co., Ltd.	18,748	626,234
Renesas Electronics Corp.*	11,254	77,036
Resona Holdings, Inc.	40,965	180,033
Ricoh Co., Ltd.	13,691	122,846
Rohm Co., Ltd.	1,751	140,268

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Ryohin Keikaku Co., Ltd.	4,915	$110,253
Santen Pharmaceutical Co., Ltd.	8,216	146,300
SBI Holdings, Inc.	4,869	106,744
Secom Co., Ltd.	3,440	320,278
Seiko Epson Corp.	5,779	82,217
Sekisui Chemical Co., Ltd.	8,781	154,249
Sekisui House Ltd.	10,780	233,539
Seven & i Holdings Co., Ltd.	12,278	465,657
SG Holdings Co., Ltd.	3,555	88,427
Shimadzu Corp.	5,478	147,864
Shimano, Inc.	1,406	235,406
Shimizu Corp.	12,534	117,566
Shin-Etsu Chemical Co., Ltd.	6,235	701,333
Shionogi & Co., Ltd.	5,050	304,481
Shiseido Co., Ltd.	6,004	498,070
Shizuoka Bank Ltd. (The)	12,292	94,602
Showa Denko K.K.	2,586	73,558
SMC Corp.	921	402,035
Softbank Corp.	23,557	323,594
SoftBank Group Corp.	24,217	938,617
Sompo Holdings, Inc.	6,111	241,602
Sony Corp.	18,663	1,143,725
Sotetsu Holdings, Inc.	2,720	72,664
Stanley Electric Co., Ltd.	3,451	96,726
Subaru Corp.	9,880	285,419
SUMCO Corp.	4,583	77,199
Sumitomo Chemical Co., Ltd.	27,544	127,140
Sumitomo Corp.	20,312	331,253
Sumitomo Dainippon Pharma Co., Ltd.	2,767	48,683
Sumitomo Electric Industries Ltd.	13,425	185,843
Sumitomo Metal Mining Co., Ltd.	4,195	141,871
Sumitomo Mitsui Financial Group, Inc.(a)	21,104	757,444
Sumitomo Mitsui Trust Holdings, Inc.	6,237	229,391
Sumitomo Realty & Development Co., Ltd.	7,330	267,353
Suntory Beverage & Food Ltd.	2,612	111,627
Suzuki Motor Corp.	6,906	328,164
Sysmex Corp.	3,216	210,830
T&D Holdings, Inc.	11,292	127,434
Taiheiyo Cement Corp.	3,071	87,495
Taisei Corp.	4,295	170,839
Taisho Pharmaceutical Holdings Co., Ltd.	1,126	80,931
Taiyo Yuden Co., Ltd.	2,421	64,968
Takeda Pharmaceutical Co., Ltd.	23,272	845,589
TDK Corp.	2,211	221,499
Teijin Ltd.	5,188	104,715
Terumo Corp.	10,922	358,661
Tobu Railway Co., Ltd.	4,542	152,303
Toho Co., Ltd.	3,037	122,767
Tohoku Electric Power Co., Inc.	8,202	84,520
Tokio Marine Holdings, Inc.	10,603	575,537
Tokyo Electric Power Co., Holdings, Inc.*	25,485	118,343
Tokyo Electron Ltd.	2,412	492,529
Tokyo Gas Co., Ltd.	8,129	198,967
Tokyu Corp.	10,406	197,426
Toppan Printing Co., Ltd.	6,417	119,371
Toray Industries, Inc.	27,038	192,759
Toshiba Corp.	7,998	274,109
	Shares	Value
Common Stocks (continued)
Japan (continued)
TOTO Ltd.	3,292	$135,663
Toyo Suisan Kaisha Ltd.	2,492	105,116
Toyota Industries Corp.	3,037	184,290
Toyota Motor Corp.	36,613	2,554,324
Toyota Tsusho Corp.	4,454	155,327
Tsuruha Holdings, Inc.	913	103,288
Unicharm Corp.	7,012	239,279
USS Co., Ltd.	5,834	113,652
West Japan Railway Co.	3,152	274,570
Yakult Honsha Co., Ltd.	2,585	148,732
Yamada Denki Co., Ltd.	15,677	75,844
Yamaguchi Financial Group, Inc.	8,998	63,840
Yamaha Corp.	2,758	129,347
Yamaha Motor Co., Ltd.	5,353	105,966
Yamato Holdings Co., Ltd.	6,629	111,848
Yaskawa Electric Corp.	4,479	173,186
Z Holdings Corp.	47,137	145,634
ZOZO, Inc.(a)	3,170	74,217
Total Japan		56,756,529
Luxembourg — 0.2%
ArcelorMittal	9,008	132,959
Eurofins Scientific SE(a)	214	108,440
SES SA	6,011	116,486
Tenaris SA	9,029	91,203
Total Luxembourg		449,088
Macau — 0.2%
Galaxy Entertainment Group Ltd.	35,467	245,039
Sands China Ltd.	40,317	199,329
Total Macau		444,368
Netherlands — 4.1%
ABN AMRO Bank NV‡	4,839	90,103
Adyen NV‡*	155	108,839
Aegon NV	28,585	123,609
Akzo Nobel NV	3,639	335,141
Argenx SE*(a)	652	79,142
ASML Holding NV	5,741	1,505,163
ASR Nederland NV	1,884	68,963
EXOR NV	1,876	143,828
Heineken Holding NV	1,713	163,209
Heineken NV	3,609	368,253
ING Groep NV	59,480	672,083
Koninklijke Ahold Delhaize NV	17,339	431,861
Koninklijke DSM NV	2,941	348,620
Koninklijke KPN NV	57,435	178,135
Koninklijke Philips NV	14,143	619,627
NN Group NV	5,805	221,297
Randstad NV	1,962	108,657
Royal Dutch Shell PLC, Class A	63,472	1,834,024
Royal Dutch Shell PLC, Class B	55,487	1,592,527
Takeaway.com NV‡*	702	57,173
Wolters Kluwer NV	4,356	320,842
Total Netherlands		9,371,096
New Zealand — 0.3%
a2 Milk Co., Ltd.*	12,658	105,528

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Auckland International Airport Ltd.	27,877	$166,261
Fisher & Paykel Healthcare Corp. Ltd.	13,342	163,852
Fletcher Building Ltd.	23,353	68,591
Spark New Zealand Ltd.	45,362	130,326
Xero Ltd.*	1,749	83,131
Total New Zealand		717,689
Norway — 0.6%
Aker BP ASA(a)	1,772	49,003
DNB ASA	17,431	317,248
Equinor ASA	15,824	293,171
Mowi ASA	5,698	139,142
Norsk Hydro ASA	22,507	79,549
Orkla ASA	14,893	143,298
Schibsted ASA, Class A	2,983	87,724
Telenor ASA	9,975	187,034
Yara International ASA	3,077	119,947
Total Norway		1,416,116
Poland — 0.3%
Bank Polska Kasa Opieki SA	5,103	144,195
CD Projekt SA	1,259	83,196
mBank SA*	713	71,356
Polski Koncern Naftowy ORLEN SA	5,773	157,982
Powszechna Kasa Oszczednosci Bank Polski SA	17,229	172,155
Powszechny Zaklad Ubezpieczen SA	11,496	111,344
Total Poland		740,228
Portugal — 0.1%
EDP — Energias de Portugal SA	37,855	155,840
Galp Energia SGPS SA	6,767	107,808
Jeronimo Martins SGPS SA	4,860	81,575
Total Portugal		345,223
Russia — 0.1%
Polymetal International PLC	8,502	139,170
Singapore — 1.2%
Ascendas Real Estate Investment Trust	73,710	171,689
CapitaLand Commercial Trust	98,999	149,122
CapitaLand Ltd.	45,993	121,661
CapitaLand Mall Trust	80,083	149,462
ComfortDelGro Corp. Ltd.	54,972	92,903
DBS Group Holdings Ltd.	27,513	525,617
Genting Singapore Ltd	148,063	102,266
Keppel Corp. Ltd.	30,817	155,336
Oversea-Chinese Banking Corp. Ltd.	51,503	414,764
Singapore Exchange Ltd.	23,825	156,505
Singapore Technologies Engineering Ltd.	37,759	110,701
Singapore Telecommunications Ltd.	128,123	310,670
United Overseas Bank Ltd.	19,966	393,613
Total Singapore		2,854,309
South Africa — 0.2%
Anglo American PLC	18,179	466,144
Investec PLC	13,175	74,604
Total South Africa		540,748

	Shares	Value
Common Stocks (continued)
South Korea — 4.1%
Amorepacific Corp.	612	$100,996
Celltrion Healthcare Co., Ltd.*	1,172	55,505
Celltrion, Inc.*	1,544	265,418
DB Insurance Co., Ltd.	1,359	58,988
E-MART, Inc.	513	49,164
GS Holdings Corp.	1,783	76,089
Hana Financial Group, Inc.	5,515	159,745
Hankook Tire & Technology Co., Ltd.	1,881	50,200
Hanmi Pharm Co. Ltd.	151	43,284
Hotel Shilla Co., Ltd.	730	48,627
Hyundai Engineering & Construction Co., Ltd.	1,452	53,602
Hyundai Heavy Industries Holdings Co., Ltd.	212	62,227
Hyundai Mobis Co., Ltd.	1,079	220,725
Hyundai Motor Co.	2,804	294,029
Industrial Bank of Korea	8,197	83,136
Kakao Corp.	956	116,270
Kangwon Land, Inc.	3,436	92,585
KB Financial Group, Inc.	6,938	250,160
Kia Motors Corp.	4,767	174,340
Korea Electric Power Corp.*	4,489	98,195
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	741	77,702
Korea Zinc Co., Ltd.	256	95,605
KT&G Corp.	2,106	181,013
LG Chem Ltd.	832	219,898
LG Corp.	2,114	126,100
LG Display Co., Ltd.*	4,199	49,264
LG Electronics, Inc.	1,936	111,323
LG Household & Health Care Ltd.	171	185,338
Lotte Chemical Corp.	312	60,874
NAVER Corp.	2,243	316,173
NCSoft Corp.	302	133,940
POSCO	1,154	209,782
Samsung Biologics Co., Ltd.‡*	279	95,562
Samsung C&T Corp.	1,449	124,543
Samsung Electro-Mechanics Co., Ltd.	1,002	97,319
Samsung Electronics Co., Ltd.	70,076	3,035,653
Samsung Fire & Marine Insurance Co., Ltd.	681	126,724
Samsung Life Insurance Co., Ltd.	1,531	92,904
Samsung SDI Co., Ltd.	907	177,354
Samsung SDS Co., Ltd.	591	102,356
Shinhan Financial Group Co., Ltd.	8,217	300,161
SK Holdings Co., Ltd.	604	134,199
SK Hynix, Inc.	7,873	554,889
SK Innovation Co., Ltd.	1,077	148,111
SK Telecom Co., Ltd.	605	123,241
S-Oil Corp.	1,046	89,635
Woongjin Coway Co., Ltd.	1,337	105,494
Woori Financial Group, Inc.	10,474	105,780
Total South Korea		9,534,222
Spain — 2.7%
Abertis Infraestructuras SA*(c)(d)	5,353	38,639
ACS Actividades de Construccion y Servicios SA	4,151	168,524

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (continued)
Aena SME SA‡	1,185	$217,477
Amadeus IT Group SA	6,140	454,435
Banco Bilbao Vizcaya Argentaria SA	101,193	533,208
Banco de Sabadell SA	102,420	112,414
Banco Santander SA	247,159	991,021
Bankinter SA	15,641	108,189
CaixaBank SA	57,998	165,970
Cellnex Telecom SA‡*	4,416	190,467
Enagas SA	4,786	118,484
Endesa SA	5,188	141,227
Ferrovial SA	8,049	237,607
Grifols SA	5,915	190,581
Iberdrola SA	87,714	901,078
Industria de Diseno Textil SA(a)	15,876	495,052
Naturgy Energy Group SA	4,927	134,177
Red Electrica Corp. SA	7,597	152,984
Repsol SA	20,301	332,938
Telefonica SA	67,191	515,362
Total Spain		6,199,834
Sweden — 2.5%
Alfa Laval AB	6,086	140,933
Assa Abloy AB, B Shares	13,838	328,919
Atlas Copco AB, A Shares	9,423	333,619
Atlas Copco AB, B Shares	5,729	177,859
Boliden AB	4,647	125,239
Electrolux AB, Series B	4,478	117,826
Epiroc AB, A Shares	9,793	110,389
Epiroc AB, B Shares	6,015	65,555
Essity AB, B Shares	9,512	297,475
Hennes & Mauritz AB, B Shares(a)	13,461	281,884
Hexagon AB, B Shares	4,043	206,844
Industrivarden AB, A Shares	8,097	179,349
Investor AB, B Shares	8,596	441,207
Kinnevik AB, B Shares(a)	5,347	146,463
Lundin Petroleum AB	3,913	129,482
Sandvik AB	16,859	298,094
Securitas AB, B Shares	5,794	92,855
Skandinaviska Enskilda Banken AB, A Shares	22,412	215,227
Skanska AB, B Shares	5,906	125,975
SKF AB, B Shares	6,805	123,290
Svenska Cellulosa AB SCA, B Shares	10,897	111,251
Svenska Handelsbanken AB, A Shares	22,269	223,423
Swedbank AB, A Shares	15,139	212,213
Swedish Match AB	3,263	153,492
Tele2 AB, B Shares	8,914	127,729
Telefonaktiebolaget LM Ericsson, B Shares	45,103	394,931
Telia Co. AB(a)	40,012	176,298
Trelleborg AB, B Shares	5,588	90,453
Volvo AB, B Shares	23,152	347,005
Total Sweden		5,775,279
Switzerland — 8.8%
ABB Ltd.	27,458	575,734
Adecco Group AG	2,543	150,712
Alcon, Inc.*	6,768	399,598
Baloise Holding AG	879	162,304
	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG(a)	22	$163,425
Cie Financiere Richemont SA	7,874	619,227
Clariant AG*	4,893	100,215
Coca-Cola HBC AG*	3,455	105,063
Credit Suisse Group AG*	35,998	446,167
EMS-Chemie Holding AG	167	104,423
Geberit AG	648	328,745
Givaudan SA	145	425,706
Glencore PLC*	163,782	493,064
Julius Baer Group Ltd.*	3,640	160,540
Kuehne + Nagel International AG	670	108,198
LafargeHolcim Ltd.*	6,599	340,266
Lonza Group AG*	1,160	417,330
Nestle SA	42,203	4,504,505
Novartis AG	31,547	2,752,350
Partners Group Holding AG	305	237,756
PSP Swiss Property AG	1,014	134,104
Roche Holding AG	10,515	3,162,758
Schindler Holding AG — Participating Certificate	967	236,372
SGS SA	81	210,801
Sika AG	2,230	383,061
Sonova Holding AG	952	218,041
STMicroelectronics NV	9,232	209,496
Straumann Holding AG	137	122,151
Swatch Group AG (The)	532	147,186
Swiss Life Holding AG	560	279,901
Swiss Prime Site AG*	1,571	161,757
Swiss Re AG	4,156	435,080
Swisscom AG	399	203,796
Temenos AG*	853	121,672
UBS Group AG*	51,520	607,745
Vifor Pharma AG	904	142,047
Zurich Insurance Group AG	2,102	821,202
Total Switzerland		20,192,498
United Arab Emirates — 0.0%(b)
NMC Health PLC(a)	1,981	55,959
United Kingdom — 13.4%
3i Group PLC	16,641	242,897
Admiral Group PLC	4,323	113,110
Ashtead Group PLC	7,731	234,892
Associated British Foods PLC	5,573	160,527
AstraZeneca PLC	19,382	1,881,273
Auto Trader Group PLC‡	14,813	107,763
Aviva PLC	60,987	327,664
B&M European Value Retail SA	13,357	64,002
BAE Systems PLC	47,497	354,139
Barclays PLC	259,766	564,038
Barratt Developments PLC	16,883	137,896
Berkeley Group Holdings PLC	2,178	124,035
BP PLC	291,678	1,846,770
British American Tobacco PLC	33,942	1,186,743
British Land Co. PLC (The)	16,114	129,404
BT Group PLC	128,211	339,607
Bunzl PLC	5,843	151,822

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Burberry Group PLC	6,930	$183,294
Centrica PLC	84,705	79,532
CK Hutchison Holdings Ltd.	44,340	410,152
CNH Industrial NV	13,755	149,591
Cobham PLC	33,833	69,085
Compass Group PLC	23,426	623,240
Croda International PLC	2,446	152,432
DCC PLC	1,662	155,619
Diageo PLC	34,614	1,417,395
Direct Line Insurance Group PLC	25,997	91,535
DS Smith PLC	25,113	116,206
Experian PLC	14,000	439,856
Fiat Chrysler Automobiles NV	14,786	229,756
G4S PLC	28,363	75,899
GlaxoSmithKline PLC	72,173	1,651,727
GVC Holdings PLC	9,502	109,431
Hargreaves Lansdown PLC	4,972	114,006
HSBC Holdings PLC	297,538	2,244,631
IMI PLC	6,003	77,912
Imperial Brands PLC	14,535	318,311
Informa PLC	22,353	224,167
InterContinental Hotels Group PLC	3,081	185,785
International Consolidated Airlines Group SA	11,904	81,825
Intertek Group PLC	2,865	198,415
ITV PLC	59,868	103,615
John Wood Group PLC(a)	11,241	49,209
Johnson Matthey PLC	3,428	136,180
Just Eat PLC*	9,829	93,483
Kingfisher PLC	37,684	101,037
Land Securities Group PLC	11,994	145,890
Legal & General Group PLC	91,533	312,336
Lloyds Banking Group PLC	1,064,335	782,277
London Stock Exchange Group PLC	4,610	414,830
M&G PLC*	39,069	108,087
Marks & Spencer Group PLC	33,350	78,326
Meggitt PLC	15,460	124,913
Melrose Industries PLC	80,689	222,501
Micro Focus International PLC	5,556	76,208
Mondi PLC	8,357	172,753
National Grid PLC	50,171	585,135
Next PLC	2,274	193,679
Ocado Group PLC*	7,628	131,181
Pearson PLC	13,488	119,068
Persimmon PLC	5,361	157,958
Prudential PLC	38,811	677,236
Quilter PLC‡	27,795	49,238
Reckitt Benckiser Group PLC	9,436	728,215
RELX PLC	27,582	663,140
Rentokil Initial PLC	27,987	164,598
Rolls-Royce Holdings PLC*	26,039	238,894
Rolls-Royce Holdings PLC — Entitlement Shares*(c)(d)	1,197,794	1,550
Royal Bank of Scotland Group PLC	70,049	192,798
RSA Insurance Group PLC	19,857	134,179
Sage Group PLC (The)	19,057	177,501
Schroders PLC	2,120	84,904
Severn Trent PLC	4,037	117,798
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Smith & Nephew PLC	14,018	$299,752
Smiths Group PLC	7,691	160,578
Spirax-Sarco Engineering PLC	1,068	109,523
SSE PLC	15,475	257,016
St James’s Place PLC	9,534	128,428
Standard Chartered PLC	42,092	381,814
Standard Life Aberdeen PLC	37,980	149,158
Subsea 7 SA	5,329	49,917
Tate & Lyle PLC	10,191	88,750
Taylor Wimpey PLC	54,227	116,131
TechnipFMC PLC	7,487	148,180
Tesco PLC	151,058	459,743
Unilever NV	21,345	1,260,928
Unilever PLC	15,843	947,651
United Utilities Group PLC	11,304	127,287
Vodafone Group PLC	404,280	823,419
Weir Group PLC (The)	4,520	78,755
Whitbread PLC	1,612	84,710
Wm Morrison Supermarkets PLC(a)	42,126	108,395
WPP PLC	19,039	237,298
Total United Kingdom		30,722,534
United States — 0.4%
Amcor PLC	26,626	255,532
Carnival PLC	2,835	113,430
Ferguson PLC	3,597	306,546
James Hardie Industries PLC	7,074	121,256
OneMarket Ltd*	1,549	1,040
QIAGEN NV*	3,011	90,397
Samsonite International SA‡	26,028	53,599
Total United States		941,800
Total Common Stocks
(Cost $240,594,697)		228,199,584
Preferred Stocks — 0.7%
Germany — 0.5%
FUCHS PETROLUB SE, 2.31%(a)	2,437	104,077
Henkel AG & Co. KGaA, 1.96%	2,932	304,800
Porsche Automobil Holding SE, 3.25%	2,717	200,060
Sartorius AG, 0.35%	517	100,477
Volkswagen AG, 2.74%	2,998	570,944
Total Germany		1,280,358
South Korea — 0.2%
Samsung Electronics Co., Ltd., 3.25%	11,502	405,825
Total Preferred Stocks (Cost $1,689,582)		1,686,183
Short-Term Investment — 2.0%
Money Market Fund — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(e)(f) (Cost $4,581,940)	4,581,940	4,581,940
Total Investments — 102.0% (Cost $246,866,219)		234,467,707
Other Assets and Liabilities, Net — (2.0)%		(4,668,564)
Net Assets — 100.0%		$229,799,143

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)

*
Non-income producing securities.

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,033,867; total market value of collateral held by the Fund was $5,281,852. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $699,912.

(b)
Less than 0.05%.

(c)
Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At October 31, 2019, the value of these securities was $40,189.

(d)
Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(e)
Reflects the 1-day yield at October 31, 2019.

(f)
Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts Outstanding as of October 31, 2019:
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2019	Unrealized Appreciation
Australian Dollar	11/05/19	Morgan Stanley	11,682,721	$8,049,441	$8,049,921	$480
Swiss Franc	11/05/19	Morgan Stanley	9,559,862	9,688,452	9,691,790	3,338
Danish Krone	11/05/19	Morgan Stanley	12,370,640	1,847,525	1,848,241	716
Euro	11/05/19	Morgan Stanley	30,016,072	33,487,887	33,498,253	10,366
British Pound	11/05/19	Morgan Stanley	14,329,630	18,544,032	18,545,400	1,368
Hong Kong Dollar	11/05/19	Morgan Stanley	29,096,419	3,712,146	3,712,257	111
Israeli Shekel	11/05/19	Morgan Stanley	1,813,288	514,593	514,746	153
Japanese Yen	11/05/19	Morgan Stanley	2,942,618,710	27,218,645	27,227,783	9,138
South Korean Won#	11/05/19	Morgan Stanley	5,720,927,296	4,893,864	4,917,703	23,839
Norwegian Krone	11/05/19	Morgan Stanley	6,720,899	731,961	732,044	83
New Zealand Dollar	11/05/19	Morgan Stanley	487,025	312,317	312,358	41
Polish Zloty	11/05/19	Morgan Stanley	1,399,774	366,876	366,923	47
Swedish Krona	11/05/19	Morgan Stanley	26,538,837	2,754,489	2,755,360	871
Singapore Dollar	11/05/19	Morgan Stanley	1,878,152	1,379,891	1,380,098	207
Unrealized Appreciation				$113,502,119	$113,552,877	$50,758

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2019	Unrealized Appreciation
Hong Kong Dollar	11/05/19	Morgan Stanley	(25,923,544)	$(3,308,437)	$(3,307,446)	$991
Israeli Shekel	11/05/19	Morgan Stanley	(1,813,288)	(521,942)	(514,746)	7,196
Japanese Yen	11/05/19	Morgan Stanley	(2,942,618,710)	(27,284,718)	(27,227,783)	56,935
Norwegian Krone	11/05/19	Morgan Stanley	(6,720,899)	(739,632)	(732,045)	7,587
Unrealized Appreciation				$(31,854,729)	$(31,782,020)	$72,709
Total Unrealized Appreciation						$123,467
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2019	Unrealized (Depreciation)
Australian Dollar	11/05/19	Morgan Stanley	(11,682,721)	$(7,888,136)	$(8,049,921)	$(161,785)
Australian Dollar	12/04/19	Morgan Stanley	(11,558,472)	(7,968,907)	(7,970,693)	(1,786)
Swiss Franc	11/05/19	Morgan Stanley	(9,559,862)	(9,615,961)	(9,691,790)	(75,829)
Swiss Franc	12/04/19	Morgan Stanley	(9,584,458)	(9,732,870)	(9,738,532)	(5,662)
Danish Krone	11/05/19	Morgan Stanley	(12,370,640)	(1,812,973)	(1,848,241)	(35,268)
Danish Krone	12/04/19	Morgan Stanley	(12,498,127)	(1,870,343)	(1,871,378)	(1,035)
Euro	11/05/19	Morgan Stanley	(30,016,072)	(32,834,339)	(33,498,253)	(663,914)
Euro	12/04/19	Morgan Stanley	(30,300,909)	(33,865,447)	(33,882,554)	(17,107)
British Pound	11/05/19	Morgan Stanley	(14,329,630)	(17,672,561)	(18,545,400)	(872,839)
British Pound	12/04/19	Morgan Stanley	(13,900,172)	(18,002,622)	(18,006,647)	(4,025)
Hong Kong Dollar	11/05/19	Morgan Stanley	(3,172,875)	(404,626)	(404,810)	(184)
Hong Kong Dollar	12/04/19	Morgan Stanley	(30,492,357)	(3,889,385)	(3,889,751)	(366)
Israeli Shekel	12/04/19	Morgan Stanley	(1,934,580)	(549,776)	(549,980)	(204)
Japanese Yen	12/04/19	Morgan Stanley	(3,067,832,261)	(28,420,764)	(28,437,198)	(16,434)
South Korean Won#	11/05/19	Morgan Stanley	(5,720,927,296)	(4,775,615)	(4,917,703)	(142,088)
South Korean Won#	12/04/19	Morgan Stanley	(5,782,374,025)	(4,948,544)	(4,973,703)	(25,159)
Norwegian Krone	12/04/19	Morgan Stanley	(6,729,971)	(733,015)	(733,152)	(137)
New Zealand Dollar	11/05/19	Morgan Stanley	(487,025)	(305,811)	(312,357)	(6,546)
New Zealand Dollar	12/04/19	Morgan Stanley	(494,744)	(317,427)	(317,478)	(51)
Polish Zloty	11/05/19	Morgan Stanley	(1,399,774)	(350,192)	(366,923)	(16,731)
Polish Zloty	12/04/19	Morgan Stanley	(1,413,901)	(370,636)	(370,693)	(57)
Swedish Krona	11/05/19	Morgan Stanley	(26,538,837)	(2,704,149)	(2,755,360)	(51,211)
Swedish Krona	12/04/19	Morgan Stanley	(27,843,023)	(2,894,229)	(2,895,533)	(1,304)
Singapore Dollar	11/05/19	Morgan Stanley	(1,878,152)	(1,359,061)	(1,380,098)	(21,037)
Singapore Dollar	12/04/19	Morgan Stanley	(1,942,286)	(1,427,284)	(1,427,641)	(357)
Unrealized Depreciation				$(194,714,673)	$(196,835,789)	$(2,121,116)
Total Unrealized Depreciation						$(2,121,116)
Net Unrealized Appreciation (Depreciation)						$(1,997,649)

#
Non-deliverable forward.

As of October 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks
Australia	$16,959,733	$—	$—	$16,959,733
Austria	462,366	—	—	462,366
Belgium	2,234,257	—	—	2,234,257
Cambodia	64,669	—	—	64,669
China	662,414	—	—	662,414
Denmark	3,726,892	—	—	3,726,892
Finland	2,494,261	—	—	2,494,261
France	22,975,477	—	—	22,975,477
Germany	17,627,099	—	—	17,627,099
Hong Kong	6,567,911	—	—	6,567,911
Ireland	1,185,666	—	—	1,185,666
Israel	1,098,086	—	—	1,098,086
Italy	4,944,063	—	—	4,944,063
Japan	56,756,529	—	—	56,756,529
Luxembourg	449,088	—	—	449,088
Macau	444,368	—	—	444,368
Netherlands	9,371,096	—	—	9,371,096
New Zealand	717,689	—	—	717,689
Norway	1,416,116	—	—	1,416,116
Poland	740,228	—	—	740,228
Portugal	345,223	—	—	345,223
Russia	139,170	—	—	139,170
Singapore	2,854,309	—	—	2,854,309
South Africa	540,748	—	—	540,748
South Korea	9,534,222	—	—	9,534,222
Spain	6,161,195	—	38,639(h)	6,199,834
Sweden	5,775,279	—	—	5,775,279
Switzerland	20,192,498	—	—	20,192,498
United Arab Emirates	55,959	—	—	55,959
United Kingdom	30,720,984	—	1,550(h)	30,722,534
United States	941,800	—	—	941,800
Total Common Stocks	228,159,395	—	40,189	228,199,584
Preferred Stocks
Germany	1,280,358	—	—	1,280,358
South Korea	405,825	—	—	405,825
Total Preferred Stocks	1,686,183	—	—	1,686,183
Short-Term Investment:
Money Market Fund	4,581,940	—	—	4,581,940
Total Investments in Securities	234,427,518	—	40,189	234,467,707
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	—	123,467	—	123,467
Total Investments in Securities and Other Financial Instruments	$234,427,518	$123,467	$40,189	$234,591,174

Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$—	$2,121,116	$—	$2,121,116

(g)
For a complete listing of investments and their countries, see the Schedules of Investments.

(h)
The Level 3 securities, valued in total at $40,189, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2019 (unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2019(j)
Common Stocks
Abertis Infraestructuras SA(k)	$44,573	$—	$—	$(5,934)	$—	$—	$—	$—	$38,639	$(5,934)
Rolls-Royce Holdings PLC — Entitlement Shares(k)	2,895	—	(88)	(18)	1,539	(2,778)	—	—	1,550	11
Total	$47,468	$—	$(88)	$(5,952)	$1,539	$(2,778)	$—	$—	$40,189	$(5,923)
Information about Level 3 fair value measurements as of October 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$40,189	Issuer Specific Facts	Company Information

(j)
Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.

(k)
Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 99.1%
Australia — 1.1%
BHP Group PLC	2,043	$43,218
Rio Tinto PLC	1,080	56,097
Total Australia		99,315
Austria — 0.4%
ANDRITZ AG	71	3,191
Erste Group Bank AG*	284	10,035
OMV AG	141	8,230
Raiffeisen Bank International AG	128	3,149
Telekom Austria AG*	133	1,030
Verbund AG	66	3,571
Vienna Insurance Group AG Wiener Versicherung Gruppe	38	1,030
voestalpine AG	114	2,855
Total Austria		33,091
Belgium — 1.6%
Ackermans & van Haaren NV	22	3,370
Ageas	186	10,716
Anheuser-Busch InBev SA/NV	757	60,841
Colruyt SA	51	2,836
Galapagos NV*	47	8,641
Groupe Bruxelles Lambert SA	73	7,328
KBC Group NV	270	18,941
Proximus SADP	139	4,269
Sofina SA	15	3,317
Solvay SA	69	7,506
Telenet Group Holding NV*	47	2,308
UCB SA	120	9,674
Umicore SA	204	8,414
Total Belgium		148,161
Chile — 0.1%
Antofagasta PLC	343	3,849
China — 0.3%
Prosus NV*	403	27,799
Denmark — 2.8%
Ambu A/S, Class B(a)	164	2,577
AP Moller — Maersk A/S, Class A	4	4,803
AP Moller — Maersk A/S, Class B	6	7,651
Carlsberg A/S, Class B	103	14,497
Chr Hansen Holding A/S	103	7,910
Coloplast A/S, Class B	130	15,673
Danske Bank A/S	665	9,493
Drilling Co. of 1972 A/S (The)*	22	1,242
DSV PANALPINA A/S	203	19,707
Genmab A/S*	56	12,211
GN Store Nord A/S	126	5,540
H Lundbeck A/S	60	2,048
ISS A/S	183	4,791
Jyske Bank A/S*	66	2,195
Novo Nordisk A/S, Class B	1,624	88,736
Novozymes A/S, Class B	209	9,845
Orsted A/S‡	149	13,076
Pandora A/S	88	4,329
Rockwool International A/S, Class B	6	1,179
Tryg A/S	120	3,353
	Shares	Value
Common Stocks (continued)
Denmark (continued)
Vestas Wind Systems A/S	187	$15,272
William Demant Holding A/S*(a)	106	2,799
Total Denmark		248,927
Finland — 1.9%
Elisa OYJ	142	7,758
Fortum OYJ	428	10,452
Huhtamaki OYJ	93	4,306
Kesko OYJ, Class B	66	4,394
Kone OYJ, Class B	384	24,436
Metso OYJ(a)	106	4,007
Neste OYJ	413	14,910
Nokia OYJ	5,505	20,228
Nokian Renkaat OYJ(a)	134	3,827
Nordea Bank Abp*	3,163	23,135
Orion OYJ, Class B(a)	101	4,478
Sampo OYJ, Class A	482	19,757
Stora Enso OYJ, Class R	569	7,380
UPM-Kymmene OYJ	524	17,035
Wartsila OYJ Abp	451	4,761
Total Finland		170,864
France — 17.0%
Accor SA	186	7,993
Adevinta ASA, Class B*(a)	219	2,505
Aeroports de Paris	28	5,323
Air France-KLM*	208	2,477
Air Liquide SA	455	60,458
Airbus SE	541	77,510
ALD SA‡	78	1,105
Alstom SA	155	6,701
Amundi SA‡	57	4,070
Arkema SA	71	7,259
Atos SE	93	7,203
AXA SA	1,887	49,862
BioMerieux	41	3,355
BNP Paribas SA	1,063	55,514
Bollore SA	973	4,212
Bouygues SA	206	8,733
Bureau Veritas SA	273	6,972
Capgemini SE	152	17,119
Carrefour SA	559	9,514
Casino Guichard Perrachon SA(a)	55	2,968
Cie de Saint-Gobain	478	19,449
Cie Generale des Etablissements Michelin	173	21,057
Cie Plastic Omnium SA	54	1,476
CNP Assurances	157	3,114
Covivio	44	4,982
Credit Agricole SA	1,127	14,692
Danone SA	588	48,780
Dassault Aviation SA	2	2,778
Dassault Systemes SE	129	19,580
Edenred	238	12,533
Eiffage SA	75	8,059
Electricite de France SA	493	5,089
Elis SA	188	3,593
Engie SA	1,626	27,202

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
France (continued)
EssilorLuxottica SA	288	$43,955
Eurazeo SE	48	3,347
Eutelsat Communications SA	183	3,471
Faurecia SE	73	3,403
Gecina SA	52	8,923
Getlink SE	449	7,519
Hermes International	30	21,588
ICADE	32	3,135
Iliad SA(a)	24	2,485
Imerys SA	35	1,352
Ingenico Group SA	62	6,622
Ipsen SA	34	3,622
JCDecaux SA	70	1,913
Kering SA	73	41,552
Klepierre SA	193	7,190
Lagardere SCA	112	2,502
Legrand SA	262	20,455
L’Oreal SA	236	68,930
LVMH Moet Hennessy Louis Vuitton SE	245	104,550
Natixis SA	831	3,811
Orange SA	1,880	30,287
Orpea	45	5,417
Pernod Ricard SA	208	38,405
Peugeot SA	534	13,524
Publicis Groupe SA	210	9,032
Remy Cointreau SA	24	3,210
Renault SA	182	9,291
Rexel SA	299	3,703
Rubis SCA	88	5,100
Safran SA	324	51,275
Sanofi	1,065	98,166
Sartorius Stedim Biotech	24	3,593
Schneider Electric SE	515	47,838
SCOR SE	149	6,280
SEB SA	27	4,100
Societe BIC SA	24	1,667
Societe Generale SA	721	20,472
Sodexo SA	87	9,570
Suez	364	5,675
Teleperformance	58	13,149
Thales SA	100	9,778
TOTAL SA	2,371	124,682
Ubisoft Entertainment SA*	85	5,020
Unibail-Rodamco-Westfield	132	20,418
Valeo SA(a)	236	8,778
Veolia Environnement SA	500	13,148
Vinci SA(a)	457	51,291
Vivendi SA	793	22,082
Wendel SA	28	3,967
Worldline SA‡*	83	5,042
Total France		1,537,522
Germany — 13.1%
1&1 Drillisch AG(a)	45	1,204
adidas AG	192	59,303
Allianz SE	415	101,396
Aroundtown SA	719	6,069
Axel Springer SE(a)	44	3,139
	Shares	Value
Common Stocks (continued)
Germany (continued)
BASF SE	899	$68,433
Bayer AG	917	71,184
Bayerische Motoren Werke AG	316	24,223
Beiersdorf AG(a)	98	11,606
Brenntag AG	153	7,681
Carl Zeiss Meditec AG	37	4,035
Commerzbank AG	1,032	6,175
Continental AG	106	14,177
Covestro AG‡	169	8,117
Daimler AG	844	49,350
Delivery Hero SE‡*	110	5,158
Deutsche Bank AG	2,008	14,548
Deutsche Boerse AG	180	27,904
Deutsche Lufthansa AG	236	4,093
Deutsche Post AG	958	33,934
Deutsche Telekom AG	3,173	55,818
Deutsche Wohnen SE	357	13,430
DWS Group GmbH & Co. KGaA‡	32	1,035
E.ON SE	2,131	21,485
Evonik Industries AG	165	4,354
Fielmann AG	24	1,853
Fraport AG Frankfurt Airport Services Worldwide	36	3,010
Fresenius Medical Care AG & Co. KGaA	206	14,911
Fresenius SE & Co. KGaA	399	20,977
FUCHS PETROLUB SE	32	1,291
GEA Group AG	164	5,015
GRENKE AG(a)	26	2,461
Hannover Rueck SE	60	10,630
Hapag-Lloyd AG‡	27	1,964
HeidelbergCement AG	148	11,000
Hella GmbH & Co. KGaA	43	2,093
Henkel AG & Co. KGaA	101	9,730
HOCHTIEF AG	20	2,495
HUGO BOSS AG	64	2,693
Infineon Technologies AG	1,224	23,731
K+S AG	191	2,719
KION Group AG	70	4,653
Knorr-Bremse AG	48	4,846
LANXESS AG	83	5,398
LEG Immobilien AG	63	7,232
Merck KGaA	127	15,146
METRO AG	164	2,671
MTU Aero Engines AG	51	13,621
Muenchener Rueckversicherungs-Gesellschaft AG	139	38,614
Nemetschek SE	54	2,747
OSRAM Licht AG(a)	88	3,927
ProSiebenSat.1 Media SE	200	2,954
Puma SE	82	6,171
Rational AG	3	2,284
Rheinmetall AG	43	5,174
Rocket Internet SE‡*	64	1,701
RWE AG	563	17,166
SAP SE	952	126,177
Scout24 AG‡	107	6,619
Siemens AG	744	85,810
Siemens Healthineers AG‡	130	5,525

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (continued)
Suedzucker AG	76	$1,095
Symrise AG	126	12,129
Talanx AG	37	1,705
Telefonica Deutschland Holding AG	647	2,054
thyssenkrupp AG(a)	462	6,595
TUI AG	431	5,633
Uniper SE	194	6,047
United Internet AG	115	3,465
Volkswagen AG	32	6,066
Vonovia SE	518	27,572
Wacker Chemie AG	15	1,178
Wirecard AG(a)	112	14,188
Zalando SE‡*	136	5,895
Total Germany		1,186,482
Ireland — 0.9%
AIB Group PLC	756	2,422
Bank of Ireland Group PLC	909	4,373
CRH PLC	783	28,532
Flutter Entertainment PLC(a)	76	7,826
Glanbia PLC	190	2,126
Glanbia PLC	7	78
Kerry Group PLC, Class A	143	17,294
Kingspan Group PLC	150	7,775
Smurfit Kappa Group PLC	236	7,855
Total Ireland		78,281
Italy — 3.7%
A2A SpA	1,541	3,093
Amplifon SpA	118	2,965
Assicurazioni Generali SpA	1,262	25,589
Atlantia SpA	531	13,116
Banca Mediolanum SpA	287	2,461
Banco BPM SpA*(a)	1,514	3,441
Buzzi Unicem SpA	69	1,666
Buzzi Unicem SpA-RSP	40	612
Davide Campari-Milano SpA	548	5,022
DiaSorin SpA	23	2,592
Enel SpA	7,640	59,154
Eni SpA	2,458	37,213
Ferrari NV	122	19,525
FinecoBank Banca Fineco SpA	602	6,783
Hera SpA	807	3,455
Infrastrutture Wireless Italiane SpA‡	239	2,453
Intesa Sanpaolo SpA	14,698	36,829
Italgas SpA	378	2,432
Leonardo SpA	384	4,460
Mediaset SpA*	291	870
Mediobanca Banca di Credito Finanziario SpA	722	8,579
Moncler SpA	182	7,013
Pirelli & C SpA‡	431	2,492
Poste Italiane SpA‡	452	5,486
Prysmian SpA	245	5,661
Recordati SpA	93	3,908
Saipem SpA*	557	2,523
Salvatore Ferragamo SpA	65	1,215
Snam SpA	2,277	11,686
	Shares	Value
Common Stocks (continued)
Italy (continued)
Telecom Italia SpA*	10,678	$6,251
Telecom Italia SpA-RSP	6,022	3,485
Terna Rete Elettrica Nazionale SpA	1,400	9,253
UniCredit SpA	2,196	27,851
Unione di Banche Italiane SpA(a)	983	2,991
UnipolSai Assicurazioni SpA(a)	553	1,543
Total Italy		333,668
Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	140	3,641
Kazakhstan — 0.0%(b)
KAZ Minerals PLC	227	1,379
Luxembourg — 0.3%
ArcelorMittal	595	8,782
Eurofins Scientific SE	11	5,574
RTL Group SA	38	1,931
SES SA	348	6,744
Tenaris SA	464	4,687
Total Luxembourg		27,718
Mexico — 0.0%(b)
Fresnillo PLC(a)	179	1,645
Netherlands — 6.9%
Aalberts NV	96	3,862
ABN AMRO Bank NV‡	411	7,653
Adyen NV‡*	10	7,022
Aegon NV	1,739	7,520
Akzo Nobel NV	224	20,630
Argenx SE*(a)	38	4,613
ASML Holding NV	393	103,036
ASR Nederland NV	138	5,051
Boskalis Westminster NV	81	1,778
Euronext NV‡	61	4,917
EXOR NV	102	7,820
GrandVision NV‡	48	1,467
Heineken Holding NV	105	10,004
Heineken NV	232	23,673
ING Groep NV	3,831	43,288
Koninklijke Ahold Delhaize NV	1,086	27,049
Koninklijke DSM NV	173	20,507
Koninklijke KPN NV	3,282	10,179
Koninklijke Philips NV	887	38,861
Koninklijke Vopak NV	66	3,622
NN Group NV	330	12,580
OCI NV*	94	2,109
Randstad NV	109	6,037
Royal Dutch Shell PLC, Class A	4,218	121,879
Royal Dutch Shell PLC, Class B	3,683	105,705
Signify NV‡	103	3,015
Takeaway.com NV‡*	39	3,176
Wolters Kluwer NV	267	19,666
Total Netherlands		626,719
Norway — 1.0%
Aker ASA, Class A	24	1,277
Aker BP ASA(a)	107	2,959

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Norway (continued)
DNB ASA	1,026	$18,673
Equinor ASA	968	17,934
Gjensidige Forsikring ASA	166	3,108
Leroy Seafood Group ASA	246	1,652
Mowi ASA	422	10,305
Norsk Hydro ASA	1,323	4,676
Orkla ASA	757	7,284
Salmar ASA	52	2,427
Schibsted ASA, Class A	79	2,323
Schibsted ASA, Class B	97	2,713
Telenor ASA	636	11,925
Yara International ASA	173	6,744
Total Norway		94,000
Poland — 0.6%
Bank Polska Kasa Opieki SA	155	4,380
CD Projekt SA	62	4,097
Cyfrowy Polsat SA	267	1,939
Dino Polska SA‡*	48	1,875
Grupa Lotos SA	98	2,451
KGHM Polska Miedz SA*	135	2,960
LPP SA	1	2,137
mBank SA*	13	1,301
PGE Polska Grupa Energetyczna SA*	698	1,498
Polski Koncern Naftowy ORLEN SA	308	8,429
Polskie Gornictwo Naftowe I Gazownictwo SA	1,719	2,119
Powszechna Kasa Oszczednosci Bank Polski SA	845	8,443
Powszechny Zaklad Ubezpieczen SA	556	5,385
Santander Bank Polska SA	30	2,463
Total Poland		49,477
Portugal — 0.2%
EDP — Energias de Portugal SA	2,249	9,259
Galp Energia SGPS SA	511	8,141
Jeronimo Martins SGPS SA	241	4,045
Total Portugal		21,445
Russia — 0.1%
Evraz PLC	542	2,576
Polymetal International PLC	307	5,025
Total Russia		7,601
South Africa — 0.4%
Anglo American PLC	1,229	31,514
Investec PLC	644	3,647
Total South Africa		35,161
Spain — 4.5%
Acciona SA	21	2,189
ACS Actividades de Construccion y Servicios SA	237	9,622
Aena SME SA‡	70	12,847
Amadeus IT Group SA	393	29,087
Banco Bilbao Vizcaya Argentaria SA	6,507	34,287
Banco de Sabadell SA	5,573	6,117
Banco Santander SA	16,145	64,736
	Shares	Value
Common Stocks (continued)
Spain (continued)
Bankia SA	1,169	$2,228
Bankinter SA	680	4,704
CaixaBank SA	3,562	10,193
Cellnex Telecom SA‡*	262	11,300
Corp. Financiera Alba SA	20	998
EDP Renovaveis SA	147	1,676
Enagas SA	225	5,570
Endesa SA	314	8,548
Ferrovial SA	474	13,993
Fomento de Construcciones y Contratas SA	73	884
Grifols SA	328	10,568
Iberdrola SA	5,791	59,490
Industria de Diseno Textil SA(a)	1,032	32,180
Inmobiliaria Colonial Socimi SA	322	4,160
Mapfre SA	987	2,753
Merlin Properties Socimi SA	330	4,860
Naturgy Energy Group SA	298	8,115
Red Electrica Corp. SA	428	8,619
Repsol SA	1,311	21,500
Siemens Gamesa Renewable Energy SA	222	3,053
Telefonica SA	4,459	34,201
Zardoya Otis SA	173	1,311
Total Spain		409,789
Sweden — 4.3%
Alfa Laval AB	311	7,202
Assa Abloy AB, B Shares	901	21,416
Atlas Copco AB, A Shares	617	21,845
Atlas Copco AB, B Shares	375	11,642
Boliden AB	272	7,331
Castellum AB	267	5,466
Electrolux AB, Series B	237	6,236
Elekta AB, B Shares	355	4,956
Epiroc AB, A Shares	624	7,034
Epiroc AB, B Shares	374	4,076
Essity AB, B Shares	597	18,670
Fastighets AB Balder, B Shares*	96	3,727
Hennes & Mauritz AB, B Shares(a)	861	18,030
Hexagon AB, B Shares	251	12,841
Husqvarna AB, B Shares	402	3,082
ICA Gruppen AB	76	3,368
Industrivarden AB, A Shares	206	4,563
Industrivarden AB, C Shares	166	3,599
Investment AB Latour, B Shares	117	1,585
Investor AB, A Shares	132	6,659
Investor AB, B Shares	446	22,892
Kinnevik AB, B Shares(a)	237	6,492
L E Lundbergforetagen AB, B Shares	74	2,791
Lundin Petroleum AB	172	5,691
Nibe Industrier AB, B Shares	297	4,069
Saab AB, B Shares	93	2,874
Sandvik AB	1,058	18,707
Securitas AB, B Shares	307	4,920
Skandinaviska Enskilda Banken AB, A Shares	1,425	13,685
Skandinaviska Enskilda Banken AB, C Shares	20	194

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skanska AB, B Shares	356	$7,593
SKF AB, B Shares	378	6,848
Svenska Cellulosa AB SCA, A Shares	21	222
Svenska Cellulosa AB SCA, B Shares	588	6,003
Svenska Handelsbanken AB, A Shares	1,455	14,598
Svenska Handelsbanken AB, B Shares	34	342
Swedbank AB, A Shares	999	14,004
Swedish Match AB	170	7,997
Swedish Orphan Biovitrum AB*	174	2,761
Tele2 AB, B Shares	528	7,566
Telefonaktiebolaget LM Ericsson, A Shares	35	306
Telefonaktiebolaget LM Ericsson, B Shares	2,930	25,656
Telia Co. AB(a)	2,596	11,438
Trelleborg AB, B Shares	241	3,901
Volvo AB, B Shares	1,471	22,048
Total Sweden		386,926
Switzerland — 14.9%
ABB Ltd.	1,754	36,778
Adecco Group AG	150	8,890
Alcon, Inc.*	451	26,628
Baloise Holding AG	46	8,494
Banque Cantonale Vaudoise	3	2,350
Barry Callebaut AG	2	4,216
Chocoladefabriken Lindt & Spruengli AG	1	7,428
Cie Financiere Richemont SA	501	39,400
Clariant AG*	199	4,076
Coca-Cola HBC AG*	195	5,930
Credit Suisse Group AG*	2,465	30,552
DKSH Holding AG	35	1,661
Dufry AG*	29	2,515
EMS-Chemie Holding AG	7	4,377
Flughafen Zurich AG	19	3,422
Geberit AG	35	17,756
Georg Fischer AG	4	3,811
Givaudan SA	9	26,423
Glencore PLC*	10,809	32,540
Helvetia Holding AG	33	4,629
Julius Baer Group Ltd.*	215	9,482
Kuehne + Nagel International AG	50	8,074
LafargeHolcim Ltd.*	496	25,575
Logitech International SA	145	5,931
Lonza Group AG*	73	26,263
Nestle SA	2,840	303,125
Novartis AG	2,115	184,525
OC Oerlikon Corp. AG	191	1,955
Pargesa Holding SA	38	3,000
Partners Group Holding AG	16	12,472
PSP Swiss Property AG	39	5,158
Roche Holding AG	683	205,436
Roche Holding AG	26	7,741
Schindler Holding AG — Participating Certificate	40	9,778
Schindler Holding AG — Registered	19	4,490
SGS SA	5	13,012
Sika AG	136	23,362
	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Sonova Holding AG	55	$12,597
STMicroelectronics NV	629	14,273
Straumann Holding AG	10	8,916
Sulzer AG	17	1,716
Swatch Group AG (The) — Bearer	28	7,747
Swatch Group AG (The) — Registered	45	2,410
Swiss Life Holding AG	33	16,494
Swiss Prime Site AG*	75	7,722
Swiss Re AG	273	28,580
Swisscom AG	25	12,769
Temenos AG*	59	8,416
UBS Group AG*	3,364	39,683
Vifor Pharma AG	44	6,914
Zurich Insurance Group AG	143	55,867
Total Switzerland		1,345,359
United Arab Emirates — 0.0%(b)
NMC Health PLC(a)	86	2,429
United Kingdom — 22.6%
3i Group PLC	951	13,881
Admiral Group PLC	205	5,364
Ashmore Group PLC(a)	385	2,320
Ashtead Group PLC	452	13,733
Associated British Foods PLC	345	9,938
AstraZeneca PLC	1,290	125,211
Auto Trader Group PLC‡	897	6,526
AVEVA Group PLC	63	3,409
Aviva PLC	3,837	20,615
B&M European Value Retail SA	844	4,044
Babcock International Group PLC	247	1,771
BAE Systems PLC	3,145	23,449
Barclays PLC	16,888	36,669
Barratt Developments PLC	999	8,160
Bellway PLC	122	4,989
Berkeley Group Holdings PLC	119	6,777
BP PLC	19,574	123,934
British American Tobacco PLC	2,243	78,424
British Land Co. PLC (The)	914	7,340
BT Group PLC	8,327	22,057
Bunzl PLC	336	8,730
Burberry Group PLC	405	10,712
Centrica PLC	5,652	5,307
Cineworld Group PLC	999	2,879
CNH Industrial NV	979	10,647
Cobham PLC	2,370	4,839
Compass Group PLC	1,557	41,423
ConvaTec Group PLC‡	1,454	3,709
Croda International PLC	124	7,728
DCC PLC	98	9,176
Derwent London PLC	99	4,548
Diageo PLC	2,295	93,977
Direct Line Insurance Group PLC	1,366	4,810
DS Smith PLC	1,261	5,835
easyJet PLC	191	3,060
Experian PLC	892	28,025
Fiat Chrysler Automobiles NV	1,082	16,813
G4S PLC	1,534	4,105

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	4,816	$110,217
GVC Holdings PLC	574	6,611
Halma PLC	376	9,115
Hargreaves Lansdown PLC(a)	267	6,122
Hiscox Ltd.	276	5,318
Howden Joinery Group PLC	567	4,236
HSBC Holdings PLC	19,897	150,103
IMI PLC	266	3,452
Imperial Brands PLC	936	20,498
Inchcape PLC	410	3,422
Informa PLC	1,244	12,475
InterContinental Hotels Group PLC	182	10,975
International Consolidated Airlines Group SA	642	4,413
Intertek Group PLC	160	11,081
ITV PLC	3,697	6,398
J Sainsbury PLC	1,609	4,237
JD Sports Fashion PLC	358	3,560
John Wood Group PLC(a)	657	2,876
Johnson Matthey PLC	188	7,468
Just Eat PLC*	571	5,431
Kingfisher PLC	2,107	5,649
Land Securities Group PLC	707	8,600
Legal & General Group PLC	5,817	19,849
Lloyds Banking Group PLC	69,401	51,009
London Stock Exchange Group PLC	308	27,715
M&G PLC*	2,594	7,176
Marks & Spencer Group PLC	1,935	4,545
Meggitt PLC	769	6,213
Melrose Industries PLC	4,774	13,164
Merlin Entertainments PLC‡	701	4,123
Micro Focus International PLC	336	4,609
Mondi PLC	481	9,943
National Grid PLC	3,404	39,700
Next PLC	125	10,646
Ocado Group PLC*	452	7,773
Pearson PLC	773	6,824
Pennon Group PLC	416	4,835
Persimmon PLC	316	9,311
Phoenix Group Holdings PLC	522	4,757
Prudential PLC	2,554	44,566
Quilter PLC‡	1,847	3,272
Reckitt Benckiser Group PLC	618	47,694
RELX PLC	1,847	44,407
Renishaw PLC	34	1,667
Rentokil Initial PLC	1,847	10,863
Rightmove PLC	882	6,832
Rolls-Royce Holdings PLC*	1,670	15,321
Rolls-Royce Holdings PLC — Entitlement Shares*(c)(d)	78,016	101
Royal Bank of Scotland Group PLC	4,534	12,479
RSA Insurance Group PLC	1,028	6,946
Sage Group PLC (The)	1,085	10,106
Schroders PLC	111	4,445
Segro PLC	1,088	11,885
Severn Trent PLC	235	6,857
Smith & Nephew PLC	860	18,390
Smiths Group PLC	393	8,205
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Spirax-Sarco Engineering PLC	73	$7,486
SSE PLC	1,005	16,692
St James’s Place PLC	518	6,978
Standard Chartered PLC	2,587	23,467
Standard Life Aberdeen PLC	2,333	9,162
Subsea 7 SA	247	2,314
Tate & Lyle PLC	463	4,032
Taylor Wimpey PLC	3,227	6,911
TechnipFMC PLC	455	9,005
Tesco PLC	9,505	28,928
Travis Perkins PLC	252	4,673
Unilever NV	1,426	84,239
Unilever PLC	1,070	64,002
United Utilities Group PLC	677	7,623
Virgin Money UK PLC	1,224	2,177
Vodafone Group PLC	26,376	53,721
Weir Group PLC (The)	257	4,478
Whitbread PLC	133	6,989
Wm Morrison Supermarkets PLC(a)	2,202	5,666
WPP PLC	1,216	15,156
Total United Kingdom		2,037,118
United States — 0.4%
Carnival PLC	159	6,362
Ferguson PLC	226	19,260
QIAGEN NV*	218	6,545
Total United States		32,167
Total Common Stocks (Cost $9,897,725)		8,950,533
Preferred Stocks — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 6.10%	55	3,390
FUCHS PETROLUB SE, 2.32%(a)	69	2,947
Henkel AG & Co. KGaA, 1.96%	174	18,088
Porsche Automobil Holding SE, 3.18%	152	11,192
Sartorius AG, 0.34%	34	6,608
Volkswagen AG, 2.65%	180	34,280
Total Germany		76,505
Total Preferred Stocks (Cost $84,580)		76,505
Rights — 0.0%(b)
Italy — 0.0%(b)
Mediaset SpA, expires 11/11/19*(d) (Cost $0)	291	—
Short-Term Investment — 2.7%
Money Market Fund — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(e)(f) (Cost $242,450)	242,450	242,450
Total Investments — 102.6% (Cost $10,224,755)		9,269,488
Other Assets and Liabilities, Net — (2.6)%		(236,968)
Net Assets — 100.0%		$9,032,520

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $230,943; total market value of collateral held by the Fund was $242,450.

(b)
Less than 0.05%.

(c)
Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At October 31, 2019, the value of this security was $101.

(d)
Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(e)
Reflects the 1-day yield at October 31, 2019.

(f)
Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts Outstanding as of October 31, 2019:
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2019	Unrealized Appreciation
Swiss Franc	11/05/19	Morgan Stanley	639,678	$648,283	$648,506	$223
Danish Krone	11/05/19	Morgan Stanley	833,810	124,528	124,576	48
Euro	11/05/19	Morgan Stanley	2,033,884	2,269,133	2,269,836	703
British Pound	11/05/19	Morgan Stanley	965,733	1,249,759	1,249,851	92
Norwegian Krone	11/05/19	Morgan Stanley	457,932	49,872	49,878	6
Polish Zloty	11/05/19	Morgan Stanley	92,650	24,283	24,286	3
Swedish Krona	11/05/19	Morgan Stanley	1,796,106	186,419	186,478	59
Unrealized Appreciation				$4,552,277	$4,553,411	$1,134

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2019	Unrealized Appreciation
Norwegian Krone	11/05/19	Morgan Stanley	(457,932)	$(50,421)	$(49,878)	$543
Unrealized Appreciation				$(50,421)	$(49,878)	$543
Total Unrealized Appreciation						$1,677

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2019	Unrealized (Depreciation)
Swiss Franc	11/05/19	Morgan Stanley	(639,678)	$(643,449)	$(648,506)	$(5,057)
Swiss Franc	12/04/19	Morgan Stanley	(639,097)	(648,993)	(649,371)	(378)
Danish Krone	11/05/19	Morgan Stanley	(833,810)	(122,080)	(124,576)	(2,496)
Danish Krone	12/04/19	Morgan Stanley	(834,684)	(124,910)	(124,979)	(69)
Euro	11/05/19	Morgan Stanley	(2,033,884)	(2,222,598)	(2,269,836)	(47,238)
Euro	12/04/19	Morgan Stanley	(2,038,178)	(2,277,945)	(2,279,096)	(1,151)
British Pound	11/05/19	Morgan Stanley	(965,733)	(1,191,515)	(1,249,851)	(58,336)
British Pound	12/04/19	Morgan Stanley	(932,616)	(1,207,865)	(1,208,135)	(270)
Norwegian Krone	12/04/19	Morgan Stanley	(453,111)	(49,352)	(49,361)	(9)
Polish Zloty	11/05/19	Morgan Stanley	(92,650)	(23,117)	(24,286)	(1,169)
Polish Zloty	12/04/19	Morgan Stanley	(94,416)	(24,750)	(24,754)	(4)
Swedish Krona	11/05/19	Morgan Stanley	(1,796,106)	(183,054)	(186,478)	(3,424)
Swedish Krona	12/04/19	Morgan Stanley	(1,865,324)	(193,897)	(193,984)	(87)
Unrealized Depreciation				$(8,913,525)	$(9,033,213)	$(119,688)
Total Unrealized Depreciation						$(119,688)
Net Unrealized Appreciation (Depreciation)						$(118,011)
As of October 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.
See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks
Australia	$99,315	$—	$—	$99,315
Austria	33,091	—	—	33,091
Belgium	148,161	—	—	148,161
Chile	3,849	—	—	3,849
China	27,799	—	—	27,799
Denmark	248,927	—	—	248,927
Finland	170,864	—	—	170,864
France	1,537,522	—	—	1,537,522
Germany	1,186,482	—	—	1,186,482
Ireland	78,281	—	—	78,281
Italy	333,668	—	—	333,668
Jordan	3,641	—	—	3,641
Kazakhstan	1,379	—	—	1,379
Luxembourg	27,718	—	—	27,718
Mexico	1,645	—	—	1,645
Netherlands	626,719	—	—	626,719
Norway	94,000	—	—	94,000
Poland	49,477	—	—	49,477
Portugal	21,445	—	—	21,445
Russia	7,601	—	—	7,601
South Africa	35,161	—	—	35,161
Spain	409,789	—	—	409,789
Sweden	386,926	—	—	386,926
Switzerland	1,345,359	—	—	1,345,359
United Arab Emirates	2,429	—	—	2,429
United Kingdom	2,037,017	—	101(h)	2,037,118
United States	32,167	—	—	32,167
Total Common Stocks	8,950,432	—	101	8,950,533
Preferred Stocks
Germany	76,505	—	—	76,505
Rights
Italy	—	—	—(i)	—
Short-Term Investment:
Money Market Fund	242,450	—	—	242,450
Total Investments in Securities	9,269,387	—	101	9,269,488
Other Financial Instruments:(j)
Forward Foreign Currency Contracts	—	1,677	—	1,677
Total Investments in Securities and Other Financial Instruments	$9,269,387	$1,677	$101	$9,271,165
Liability Valuation Inputs
Other Financial Instruments:(j)
Forward Foreign Currency Contracts	$—	$119,688	$—	$119,688

(g)
For a complete listing of investments and their countries, see the Schedules of Investments.

(h)
The Level 3 security, valued at $101, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)
The Level 3 security, valued at $-, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)
Reflects the unrealized appreciation (depreciation) of the instruments.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

October 31, 2019 (unaudited)
For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2019(k)
Common Stocks
Rolls-Royce Holdings PLC — Entitlement Shares(l)	$150	$—	$(5)	$—	$100	$(144)	$—	$—	$101	$1
Right
Mediaset SpA(l)	—	—	—	—	—	—	—	—	—(m)	—
Total	$150	$—	$(5)	$—	$100	$(144)	$—	$—	$101	$1
Information about Level 3 fair value measurements as of October 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stocks	$101	Issuer Specific Facts	Company Information
Right	—	Issuer Specific Facts	Company Information

(k)
Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.

(l)
Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(m)
Includes a level 3 security valued at $—.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 100.2%
Communication Services — 7.6%
Capcom Co., Ltd.	125	$2,968
CyberAgent, Inc.	133	4,343
Daiichikosho Co., Ltd.	57	2,721
DeNA Co., Ltd.	154	2,631
Dentsu, Inc.	306	11,011
Fuji Media Holdings, Inc.	63	857
GungHo Online Entertainment, Inc.	51	1,110
Hakuhodo DY Holdings, Inc.	330	4,970
Kakaku.com, Inc.	183	4,271
KDDI Corp.	2,416	67,024
Koei Tecmo Holdings Co., Ltd.	81	1,877
Konami Holdings Corp.	132	5,824
LINE Corp.*(a)	73	2,694
Nexon Co., Ltd.*	573	6,652
Nintendo Co., Ltd.	148	52,872
Nippon Telegraph & Telephone Corp.	867	43,115
Nippon Television Holdings, Inc.	35	461
NTT DOCOMO, Inc.	1,627	44,774
Shochiku Co., Ltd.	14	2,063
SKY Perfect JSAT Holdings, Inc.	166	689
Softbank Corp.	2,235	30,701
SoftBank Group Corp.	2,254	87,362
Square Enix Holdings Co., Ltd.(a)	107	5,088
Toho Co., Ltd.	158	6,387
Tokyo Broadcasting System Holdings, Inc.	49	790
TV Asahi Holdings Corp.	30	474
Z Holdings Corp.	3,617	11,175
Total Communication Services		404,904
Consumer Discretionary — 18.7%
ABC-Mart, Inc.	36	2,471
Aisin Seiki Co., Ltd.	239	9,639
Asics Corp.	243	4,199
ASKUL Corp.	28	773
Autobacs Seven Co., Ltd.	82	1,359
Bandai Namco Holdings, Inc.	271	16,715
Benesse Holdings, Inc.	98	2,635
Bic Camera, Inc.(a)	205	2,249
Bridgestone Corp.	815	34,099
Casio Computer Co., Ltd.	297	4,849
Denso Corp.	633	29,640
Fast Retailing Co., Ltd.(a)	71	44,036
Fujitsu General Ltd.	78	1,418
Goldwin, Inc.	49	3,767
H2O Retailing Corp.	116	1,325
Haseko Corp.	383	4,978
Heiwa Corp.	73	1,507
Hikari Tsushin, Inc.	31	6,831
HIS Co., Ltd.(a)	44	1,146
Honda Motor Co., Ltd.	2,423	65,940
Iida Group Holdings Co., Ltd.	196	3,285
Isetan Mitsukoshi Holdings Ltd.(a)	497	3,991
Isuzu Motors Ltd.	706	8,278
Izumi Co., Ltd.	55	2,078
J Front Retailing Co., Ltd.	343	4,394
Koito Manufacturing Co., Ltd.	159	8,413
K’s Holdings Corp.	254	2,911
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Kyoritsu Maintenance Co., Ltd.	34	$1,513
Marui Group Co., Ltd.	290	6,484
Mazda Motor Corp.	790	7,344
Mitsubishi Motors Corp.	871	4,012
NGK Spark Plug Co., Ltd.	275	5,640
NHK Spring Co., Ltd.	225	1,859
Nifco, Inc.	118	3,144
Nikon Corp.	475	6,107
Nissan Motor Co., Ltd.	2,686	17,129
Nissan Shatai Co., Ltd.	88	816
Nitori Holdings Co., Ltd.	103	15,730
NOK Corp.	158	2,502
Oriental Land Co., Ltd.	262	38,498
PALTAC Corp.	44	2,141
Pan Pacific International Holdings Corp.	708	11,179
Panasonic Corp.	2,966	25,156
Rakuten, Inc.	1,099	10,552
Resorttrust, Inc.	93	1,492
Rinnai Corp.	51	3,769
Ryohin Keikaku Co., Ltd.	327	7,335
Sankyo Co., Ltd.	70	2,457
Sanrio Co., Ltd.	82	1,654
Sega Sammy Holdings, Inc.	274	3,873
Sekisui Chemical Co., Ltd.	492	8,643
Sekisui House Ltd.	804	17,418
Sharp Corp.	215	2,504
Shimamura Co., Ltd.	30	2,556
Shimano, Inc.	109	18,250
Skylark Holdings Co., Ltd.	264	4,799
Sony Corp.	1,741	106,694
Stanley Electric Co., Ltd.	202	5,662
Subaru Corp.	853	24,642
Sumitomo Electric Industries Ltd.	1,047	14,494
Sumitomo Forestry Co., Ltd.	185	2,706
Sumitomo Rubber Industries Ltd.	250	3,337
Suzuki Motor Corp.	598	28,416
Takashimaya Co., Ltd.	200	2,335
Tokai Rika Co., Ltd.	69	1,347
Toyo Tire Corp.	140	1,970
Toyoda Gosei Co., Ltd.	102	2,412
Toyota Boshoku Corp.	83	1,232
Toyota Industries Corp.	223	13,532
Toyota Motor Corp.	3,472	242,226
TS Tech Co., Ltd.	70	2,273
USS Co., Ltd.	291	5,669
Wacoal Holdings Corp.	78	2,066
Yamada Denki Co., Ltd.	1,082	5,235
Yamaha Corp.	220	10,318
Yamaha Motor Co., Ltd.	388	7,681
Yokohama Rubber Co., Ltd. (The)	145	3,269
Zensho Holdings Co., Ltd.	130	2,757
ZOZO, Inc.(a)	241	5,642
Total Consumer Discretionary		1,003,397
Consumer Staples — 8.8%
Aeon Co., Ltd.	973	19,666
Ain Holdings, Inc.	38	2,179

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Ajinomoto Co., Inc.	680	$12,955
Ariake Japan Co., Ltd.	25	1,947
Asahi Group Holdings Ltd.	530	26,621
Calbee, Inc.	104	3,483
Coca-Cola Bottlers Japan Holdings, Inc.(a)	194	4,427
Cosmos Pharmaceutical Corp.	12	2,479
Ezaki Glico Co., Ltd.	71	3,304
FamilyMart Co., Ltd.	321	8,005
Fancl Corp.	94	2,674
Fuji Oil Holdings, Inc.	63	1,900
House Foods Group, Inc.	101	3,845
Ito En Ltd.	79	3,866
Itoham Yonekyu Holdings, Inc.	183	1,185
Japan Tobacco, Inc.	1,648	37,440
Kagome Co., Ltd.	109	2,757
Kao Corp.	654	52,898
Kewpie Corp.	149	3,391
Kikkoman Corp.	254	12,288
Kirin Holdings Co., Ltd.	1,121	23,902
Kobayashi Pharmaceutical Co., Ltd.	85	6,833
Kobe Bussan Co., Ltd.	30	889
Kose Corp.	40	7,141
Kusuri no Aoki Holdings Co., Ltd.	22	1,646
Lawson, Inc.	67	3,706
Lion Corp.	351	7,383
Maruha Nichiro Corp.	50	1,301
Matsumotokiyoshi Holdings Co., Ltd.	106	3,751
Megmilk Snow Brand Co., Ltd.	58	1,400
MEIJI Holdings Co., Ltd.	186	13,455
Mitsubishi Shokuhin Co., Ltd.	19	485
Morinaga & Co., Ltd.	55	2,722
Morinaga Milk Industry Co., Ltd.	56	2,178
NH Foods Ltd.	138	5,802
Nichirei Corp.	148	3,402
Nisshin Seifun Group, Inc.	355	7,060
Nissin Foods Holdings Co., Ltd.	96	7,282
Noevir Holdings Co., Ltd.	21	1,140
Pigeon Corp.	150	7,382
Pola Orbis Holdings, Inc.	103	2,346
Rohto Pharmaceutical Co., Ltd.	135	4,090
Sapporo Holdings Ltd.	87	2,195
Seven & i Holdings Co., Ltd.	1,073	40,695
Shiseido Co., Ltd.	540	44,796
Sugi Holdings Co., Ltd.	49	2,733
Sundrug Co., Ltd.	91	3,026
Suntory Beverage & Food Ltd.	174	7,436
Takara Holdings, Inc.	242	2,415
Toyo Suisan Kaisha Ltd.	125	5,273
Tsuruha Holdings, Inc.	51	5,770
Unicharm Corp.	537	18,325
Welcia Holdings Co., Ltd.	70	4,047
Yakult Honsha Co., Ltd.	170	9,781
Yamazaki Baking Co., Ltd.	175	2,988
Yaoko Co., Ltd.	30	1,404
Total Consumer Staples		473,490

	Shares	Value
Common Stocks (continued)
Energy — 0.8%
Cosmo Energy Holdings Co., Ltd.	91	$1,968
Idemitsu Kosan Co., Ltd.	331	9,813
Inpex Corp.	1,270	11,848
Japan Petroleum Exploration Co., Ltd.	41	1,057
JXTG Holdings, Inc.	4,302	20,271
Total Energy		44,957
Financials — 10.5%
77 Bank Ltd. (The)	99	1,579
Acom Co., Ltd.	528	2,134
AEON Financial Service Co., Ltd.	161	2,472
Aozora Bank Ltd.	163	4,208
Aplus Financial Co., Ltd.*	126	106
Bank of Kyoto Ltd. (The)	100	4,015
Chiba Bank Ltd. (The)	866	4,766
Chugoku Bank Ltd. (The)	233	2,304
Concordia Financial Group Ltd.	1,552	6,403
Credit Saison Co., Ltd.	217	3,168
Dai-ichi Life Holdings, Inc.	1,525	25,187
Daishi Hokuetsu Financial Group, Inc.	58	1,487
Daiwa Securities Group, Inc.	2,145	9,717
Fukuoka Financial Group, Inc.	226	4,411
Fuyo General Lease Co., Ltd.	27	1,773
Gunma Bank Ltd. (The)	587	1,998
Hachijuni Bank Ltd. (The)	628	2,730
Hiroshima Bank Ltd. (The)	411	2,122
Hitachi Capital Corp.	59	1,331
Hokuhoku Financial Group, Inc.	178	1,760
Iyo Bank Ltd. (The)	380	2,028
Japan Exchange Group, Inc.	746	12,414
Japan Post Bank Co., Ltd.(a)	565	5,655
Japan Post Holdings Co., Ltd.	1,845	16,999
Japan Post Insurance Co., Ltd.	255	4,043
Kansai Mirai Financial Group, Inc.	254	1,671
Kyushu Financial Group, Inc.	527	2,150
Matsui Securities Co., Ltd.	143	1,183
Mebuki Financial Group, Inc.	1,402	3,592
Mitsubishi UFJ Financial Group, Inc.	17,366	91,533
Mitsubishi UFJ Lease & Finance Co., Ltd.	608	3,763
Mizuho Financial Group, Inc.	35,336	55,175
MS&AD Insurance Group Holdings, Inc.	684	22,202
Nishi-Nippon Financial Holdings, Inc.	214	1,603
Nomura Holdings, Inc.	4,590	21,030
Orient Corp.	778	1,144
ORIX Corp.	1,786	28,193
Resona Holdings, Inc.	3,034	13,334
SBI Holdings, Inc.	312	6,840
Seven Bank Ltd.	903	2,631
Shiga Bank Ltd. (The)	69	1,679
Shinsei Bank Ltd.	272	4,282
Shizuoka Bank Ltd. (The)	695	5,349
Sompo Holdings, Inc.	474	18,740
Sony Financial Holdings, Inc.	212	4,587
Sumitomo Mitsui Financial Group, Inc.(a)	1,806	64,819

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
Sumitomo Mitsui Trust Holdings, Inc.	508	$18,684
T&D Holdings, Inc.	760	8,577
Tokio Marine Holdings, Inc.	916	49,721
Tokyo Century Corp.	65	3,030
Yamaguchi Financial Group, Inc.	325	2,306
Zenkoku Hosho Co., Ltd.	70	2,943
Total Financials		565,571
Health Care — 9.5%
Alfresa Holdings Corp.	242	5,444
Asahi Intecc Co., Ltd.	259	7,164
Astellas Pharma, Inc.	2,628	45,180
Chugai Pharmaceutical Co., Ltd.	301	25,477
Daiichi Sankyo Co., Ltd.	884	58,385
Eisai Co., Ltd.	367	26,775
Hisamitsu Pharmaceutical Co., Inc.	99	4,643
Hoya Corp.	512	45,481
Kaken Pharmaceutical Co., Ltd.	46	2,264
Kissei Pharmaceutical Co., Ltd.	43	1,117
Kyowa Kirin Co., Ltd.	344	6,351
M3, Inc.	586	14,115
Mani, Inc.	85	2,259
Medipal Holdings Corp.	214	4,913
Miraca Holdings, Inc.	71	1,685
Mitsubishi Tanabe Pharma Corp.	308	3,710
Mochida Pharmaceutical Co., Ltd.	36	1,445
Nihon Kohden Corp.	103	3,092
Nippon Shinyaku Co., Ltd.	71	6,436
Nipro Corp.	160	1,883
Olympus Corp.	1,560	21,357
Ono Pharmaceutical Co., Ltd.	605	11,456
Otsuka Holdings Co., Ltd.	583	24,473
PeptiDream, Inc.*	119	6,010
Santen Pharmaceutical Co., Ltd.	495	8,814
Sawai Pharmaceutical Co., Ltd.	54	3,052
Shionogi & Co., Ltd.	390	23,514
Sumitomo Dainippon Pharma Co., Ltd.	231	4,064
Suzuken Co., Ltd.	106	5,687
Sysmex Corp.	263	17,241
Taisho Pharmaceutical Holdings Co., Ltd.	60	4,313
Takara Bio, Inc.	63	1,289
Takeda Pharmaceutical Co., Ltd.	2,118	76,958
Terumo Corp.	901	29,587
Tsumura & Co.	91	2,524
Total Health Care		508,158
Industrials — 22.1%
AGC, Inc.	255	9,034
Aica Kogyo Co., Ltd.	73	2,340
Amada Holdings Co., Ltd.	442	5,082
ANA Holdings, Inc.	155	5,337
Benefit One, Inc.	82	1,672
Central Japan Railway Co.	251	51,765
COMSYS Holdings Corp.	159	4,721
Dai Nippon Printing Co., Ltd.	410	11,029
Daifuku Co., Ltd.	134	7,202
Daikin Industries Ltd.	369	51,985
	Shares	Value
Common Stocks (continued)
Industrials (continued)
DMG Mori Co., Ltd.	138	$2,266
East Japan Railway Co.	503	45,826
Ebara Corp.	132	3,956
FANUC Corp.(a)	284	56,745
Fuji Electric Co., Ltd.	174	5,585
Fujikura Ltd.	385	1,806
Fukuyama Transporting Co., Ltd.	45	1,630
Furukawa Electric Co., Ltd.	84	2,378
Glory Ltd.	72	2,131
GS Yuasa Corp.	108	1,986
Hankyu Hanshin Holdings, Inc.	307	12,353
Hino Motors Ltd.	373	3,561
Hitachi Construction Machinery Co., Ltd.	147	3,840
Hitachi Transport System Ltd.	60	1,712
Hoshizaki Corp.	73	6,240
IHI Corp.	181	4,522
ITOCHU Corp.	1,890	39,704
Japan Airlines Co., Ltd.	159	4,962
Japan Airport Terminal Co., Ltd.(a)	65	3,241
Japan Steel Works Ltd. (The)	88	1,884
JGC Holdings Corp.	300	4,399
JTEKT Corp.	314	4,049
Kajima Corp.	629	8,704
Kamigumi Co., Ltd.	139	3,155
Kandenko Co., Ltd.	141	1,341
Kawasaki Heavy Industries Ltd.	203	4,926
Kawasaki Kisen Kaisha Ltd.*(a)	116	1,752
Keihan Holdings Co., Ltd.	136	6,441
Keikyu Corp.	344	6,892
Keio Corp.	160	9,931
Keisei Electric Railway Co., Ltd.	193	7,936
Kinden Corp.	181	2,738
Kintetsu Group Holdings Co., Ltd.	250	13,667
Kokuyo Co., Ltd.	118	1,744
Komatsu Ltd.	1,273	30,134
Kubota Corp.	1,546	24,769
Kurita Water Industries Ltd.	152	4,415
Kyowa Exeo Corp.	143	3,668
Kyudenko Corp.	55	1,816
Kyushu Railway Co.	222	7,352
LIXIL Group Corp.	363	6,803
Mabuchi Motor Co., Ltd.	69	2,824
Maeda Corp.	186	1,745
Maeda Road Construction Co., Ltd.	84	1,820
Makita Corp.	339	11,556
Marubeni Corp.	2,176	15,414
MINEBEA MITSUMI, Inc.	576	11,083
MISUMI Group, Inc.	385	9,772
Mitsubishi Corp.	1,743	44,565
Mitsubishi Electric Corp.	2,748	39,566
Mitsubishi Heavy Industries Ltd.	398	16,206
Mitsubishi Logistics Corp.	92	2,351
Mitsui & Co., Ltd.	2,354	40,665
Mitsui OSK Lines Ltd.	153	4,212
Miura Co., Ltd.	136	4,139
MonotaRO Co., Ltd.	163	4,983
Nabtesco Corp.	162	5,245

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Nagase & Co., Ltd.	151	$2,309
Nagoya Railroad Co., Ltd.	269	8,585
Nankai Electric Railway Co., Ltd.	152	3,971
NGK Insulators Ltd.	368	5,698
Nidec Corp.	324	48,208
Nihon M&A Center, Inc.	177	5,419
Nippo Corp.	71	1,467
Nippon Express Co., Ltd.	100	5,744
Nippon Yusen K.K.	223	4,049
Nishi-Nippon Railroad Co., Ltd.(a)	105	2,447
Nisshinbo Holdings, Inc.	194	1,633
NSK Ltd.	610	5,733
NTN Corp.	595	1,866
Obayashi Corp.	936	9,697
Odakyu Electric Railway Co., Ltd.(a)	424	10,366
OKUMA Corp.	41	2,480
OSG Corp.	107	2,313
Park24 Co., Ltd.(a)	152	3,598
Penta-Ocean Construction Co., Ltd.	394	2,431
Persol Holdings Co., Ltd.	234	4,524
Pilot Corp.	48	1,967
Recruit Holdings Co., Ltd.	1,781	59,490
Sankyu, Inc.	69	3,536
Sanwa Holdings Corp.	276	3,255
Secom Co., Ltd.	269	25,045
Seibu Holdings, Inc.	295	5,220
Seino Holdings Co., Ltd.	213	2,753
SG Holdings Co., Ltd.	295	7,338
Shimizu Corp.	783	7,344
SHO-BOND Holdings Co., Ltd.	64	2,498
SMC Corp.	80	34,922
Sohgo Security Services Co., Ltd.	93	5,084
Sojitz Corp.	1,731	5,476
Sotetsu Holdings, Inc.	108	2,885
Sumitomo Corp.	1,559	25,425
Sumitomo Heavy Industries Ltd.	157	4,931
Tadano Ltd.	161	1,474
Taisei Corp.	279	11,098
TechnoPro Holdings, Inc.	50	3,108
THK Co., Ltd.	158	4,611
Tobu Railway Co., Ltd.	286	9,590
Toda Corp.	320	2,019
Tokyu Corp.	686	13,015
Toppan Printing Co., Ltd.	380	7,069
Toshiba Corp.	685	23,477
Toshiba Plant Systems & Services Corp.	51	1,001
TOTO Ltd.	201	8,283
Toyota Tsusho Corp.	310	10,811
Ushio, Inc.	159	2,393
West Japan Railway Co.	253	22,039
Yamato Holdings Co., Ltd.	492	8,301
Total Industrials		1,187,269
Information Technology — 11.4%
Advantest Corp.	276	12,625
Alps Alpine Co., Ltd.	277	6,006
Amano Corp.	94	2,800
Anritsu Corp.	191	3,677
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Azbil Corp.	185	$5,177
Brother Industries Ltd.	326	6,197
Canon Marketing Japan, Inc.	63	1,344
Canon, Inc.	1,409	38,606
Citizen Watch Co., Ltd.	380	2,035
Disco Corp.	39	8,615
FUJIFILM Holdings Corp.	503	22,241
Fujitsu Ltd.	266	23,673
GMO internet, Inc.	83	1,411
GMO Payment Gateway, Inc.(a)	56	4,139
Hamamatsu Photonics K.K.	176	6,887
Hirose Electric Co., Ltd.	47	5,969
Hitachi High-Technologies Corp.	89	5,565
Hitachi Ltd.	1,287	48,442
Horiba Ltd.	53	3,618
Ibiden Co., Ltd.	150	3,474
Itochu Techno-Solutions Corp.	134	3,623
Japan Aviation Electronics Industry Ltd.	63	1,187
Justsystems Corp.	46	1,902
Keyence Corp.	125	79,575
Konica Minolta, Inc.	627	4,634
Kyocera Corp.	427	28,210
Murata Manufacturing Co., Ltd.	793	43,008
NEC Corp.	350	13,922
NET One Systems Co., Ltd.	116	3,157
Nihon Unisys Ltd.	89	2,951
Nippon Electric Glass Co., Ltd.	111	2,525
Nomura Research Institute Ltd.	359	7,675
NS Solutions Corp.	45	1,542
NTT Data Corp.	876	11,604
OBIC Business Consultants Co., Ltd.	21	850
Obic Co., Ltd.	93	11,743
Omron Corp.	263	15,570
Oracle Corp. Japan	45	3,988
Otsuka Corp.	142	5,766
Renesas Electronics Corp.*	984	6,736
Ricoh Co., Ltd.	946	8,488
Rohm Co., Ltd.	122	9,773
SCREEN Holdings Co., Ltd.	54	3,791
SCSK Corp.	58	2,972
Seiko Epson Corp.	376	5,349
Shimadzu Corp.	374	10,095
SUMCO Corp.	325	5,475
Taiyo Yuden Co., Ltd.(a)	172	4,616
TDK Corp.	167	16,730
TIS, Inc.	111	6,746
Tokyo Electron Ltd.	210	42,882
Topcon Corp.	147	2,048
Trend Micro, Inc.	161	8,191
Ulvac, Inc.(a)	67	2,963
Yaskawa Electric Corp.	361	13,958
Yokogawa Electric Corp.	335	6,188
Total Information Technology		612,934
Materials — 6.1%
Air Water, Inc.	211	3,986
Asahi Kasei Corp.	1,731	19,399
Daicel Corp.	385	3,476

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials (continued)
Daido Steel Co., Ltd.(a)	49	$2,162
Denka Co., Ltd.	121	3,531
DIC Corp.	113	3,272
Dowa Holdings Co., Ltd.	63	2,191
FP Corp.	32	1,998
Fuji Seal International, Inc.	59	1,474
Hitachi Chemical Co., Ltd.	138	4,576
Hitachi Metals Ltd.	274	3,467
JFE Holdings, Inc.	711	8,991
JSR Corp.	253	4,795
Kaneka Corp.	78	2,623
Kansai Paint Co., Ltd.	269	6,532
Kobe Steel Ltd.	415	2,257
Kuraray Co., Ltd.	482	5,787
Lintec Corp.	70	1,483
Maruichi Steel Tube Ltd.	85	2,343
Mitsubishi Chemical Holdings Corp.	1,771	13,607
Mitsubishi Gas Chemical Co., Inc.	256	3,654
Mitsubishi Materials Corp.	173	5,009
Mitsui Chemicals, Inc.	241	5,803
Mitsui Mining & Smelting Co., Ltd.	76	2,155
Nippon Kayaku Co., Ltd.	233	2,852
Nippon Paint Holdings Co., Ltd.	215	11,833
Nippon Paper Industries Co., Ltd.	131	2,270
Nippon Shokubai Co., Ltd.	44	2,735
Nippon Steel Corp.	1,135	16,709
Nissan Chemical Corp.	191	7,915
Nitto Denko Corp.	216	12,068
NOF Corp.	95	3,243
Oji Holdings Corp.	1,219	6,371
Rengo Co., Ltd.	291	2,127
Shin-Etsu Chemical Co., Ltd.	554	62,316
Showa Denko K.K.	199	5,660
Sumitomo Bakelite Co., Ltd.	44	1,850
Sumitomo Chemical Co., Ltd.	2,098	9,684
Sumitomo Metal Mining Co., Ltd.	328	11,093
Sumitomo Osaka Cement Co., Ltd.	49	2,158
Taiheiyo Cement Corp.	166	4,729
Taiyo Nippon Sanso Corp.	199	4,698
Teijin Ltd.	255	5,147
Tokai Carbon Co., Ltd.	272	2,778
Tokuyama Corp.	95	2,563
Toray Industries, Inc.	2,108	15,028
Tosoh Corp.	395	5,473
Toyo Seikan Group Holdings Ltd.	211	3,371
Toyobo Co., Ltd.	122	1,660
Ube Industries Ltd.	140	3,033
Yamato Kogyo Co., Ltd.	47	1,229
Zeon Corp.	200	2,300
Total Materials		327,464
Real Estate — 2.9%
Aeon Mall Co., Ltd.	165	2,650
Daito Trust Construction Co., Ltd.	90	11,963
Daiwa House Industry Co., Ltd.	903	31,198
Hulic Co., Ltd.	499	5,451
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Ichigo, Inc.	281	$1,126
Mitsubishi Estate Co., Ltd.	1,644	32,050
Mitsui Fudosan Co., Ltd.	1,308	33,648
Nomura Real Estate Holdings, Inc.	160	3,810
Open House Co., Ltd.	82	2,109
Relo Group, Inc.	143	3,525
Sumitomo Realty & Development Co., Ltd.	549	20,024
Tokyo Tatemono Co., Ltd.	276	3,955
Tokyu Fudosan Holdings Corp.	838	5,589
Total Real Estate		157,098
Utilities — 1.8%
Chubu Electric Power Co., Inc.	972	14,615
Chugoku Electric Power Co., Inc. (The)(a)	400	5,332
Electric Power Development Co., Ltd.	230	5,604
Hokkaido Electric Power Co., Inc.	249	1,308
Hokuriku Electric Power Co.*	237	1,695
Kansai Electric Power Co., Inc. (The)	1,011	11,826
Kyushu Electric Power Co., Inc.	640	6,406
Osaka Gas Co., Ltd.	549	10,781
Shikoku Electric Power Co., Inc.	211	2,098
Toho Gas Co., Ltd.	124	4,846
Tohoku Electric Power Co., Inc.	656	6,760
Tokyo Electric Power Co., Holdings, Inc.*	2,166	10,058
Tokyo Gas Co., Ltd.	589	14,417
Total Utilities		95,746
Total Common Stocks
(Cost $5,098,990)		5,380,988
Short-Term Investment — 2.8%
Money Market Fund — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)
(Cost $148,926)	148,926	148,926
Total Investments — 103.0% (Cost $5,247,916)		5,529,914
Other Assets and Liabilities, Net — (3.0)%		(161,995)
Net Assets — 100.0%		$5,367,919

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $217,597; total market value of collateral held by the Fund was $228,062. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $79,136.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

October 31, 2019 (unaudited)
Forward Foreign Currency Contracts Outstanding as of October 31, 2019:
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2019	Unrealized Appreciation
Japanese Yen	11/05/19	Bank of America	275,695,484	$2,550,181	$2,550,985	$804
Unrealized Appreciation				$2,550,181	$2,550,985	$804

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2019	Unrealized Appreciation
Japanese Yen	11/05/19	Bank of America	(275,695,484)	$(2,556,542)	$(2,550,985)	$5,557
Unrealized Appreciation				$(2,556,542)	$(2,550,985)	$5,557
Total Unrealized Appreciation						$6,361

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2019	Unrealized (Depreciation)
Japanese Yen	12/04/19	Bank of America	(290,855,851)	$(2,694,877)	$(2,696,082)	$(1,205)
Unrealized Depreciation				$(2,694,877)	$(2,696,082)	$(1,205)
Total Unrealized Depreciation						$(1,205)
Net Unrealized Appreciation (Depreciation)						$5,156
As of October 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,380,988	$—	$—	$5,380,988
Short-Term Investment:
Money Market Fund	148,926	—	—	148,926
Total Investments in Securities	5,529,914	—	—	5,529,914
Other Financial Instruments:(e)
Forward Foreign Currency Contracts	—	6,361	—	6,361
Total Investments in Securities and Other Financial Instruments	$5,529,914	$6,361	$—	$5,536,275
Liability Valuation Inputs
Other Financial Instruments:(e) Forward Foreign Currency Contracts	$—	$1,205	$—	$1,205

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

(e)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.7%
Central European Media Enterprises Ltd., Class A*	260,879	$1,170,042
Gray Television, Inc.*(a)	48,609	797,674
Liberty TripAdvisor Holdings, Inc., Class A*	73,171	706,100
Marcus Corp. (The)	25,925	935,893
Meredith Corp.	18,790	708,383
Nexstar Media Group, Inc., Class A	9,581	932,135
Sinclair Broadcast Group, Inc., Class A	26,983	1,075,003
TEGNA, Inc.(a)	73,638	1,106,779
Tribune Publishing Co.	103,285	925,434
Total Communication Services		8,357,443
Consumer Discretionary — 10.8%
Abercrombie & Fitch Co., Class A(a)	37,880	613,277
BBX Capital Corp.	175,388	783,984
Beazer Homes USA, Inc.*	90,208	1,354,022
Bloomin’ Brands, Inc.(a)	50,773	1,005,813
Career Education Corp.*	62,850	889,956
Carrols Restaurant Group, Inc.*	104,143	742,540
Century Communities, Inc.*(a)	43,317	1,306,874
Core-Mark Holding Co., Inc.	27,964	853,461
Dana, Inc.	58,528	949,909
Group 1 Automotive, Inc.(a)	16,049	1,595,913
Hooker Furniture Corp.	36,015	852,475
Houghton Mifflin Harcourt Co.*	142,819	922,611
J. Jill, Inc.(a)	189,126	327,188
JC Penney Co., Inc.*(a)	696,847	696,847
K12, Inc.*	30,422	602,051
Lithia Motors, Inc., Class A	11,195	1,762,989
M/I Homes, Inc.*	39,005	1,723,241
MarineMax, Inc.*	54,191	837,251
Modine Manufacturing Co.*	74,859	855,638
Office Depot, Inc.	286,034	589,230
Taylor Morrison Home Corp. *	58,497	1,465,350
Unifi, Inc.*	53,658	1,464,863
Universal Electronics, Inc.*	27,948	1,456,650
ZAGG, Inc.*(a)	114,475	843,681
Total Consumer Discretionary		24,495,814
Consumer Staples — 2.2%
Central Garden & Pet Co., Class A*	44,658	1,262,928
Edgewell Personal Care Co.*	23,657	827,995
Fresh Del Monte Produce, Inc.	38,413	1,225,375
Landec Corp.*(a)	84,553	832,847
USANA Health Sciences, Inc.*	12,380	917,482
Total Consumer Staples		5,066,627
Energy — 0.7%
Arch Coal, Inc., Class A(a)	11,377	897,531
Select Energy Services, Inc., Class A*	86,381	656,496
Total Energy		1,554,027
Financials — 20.0%
B. Riley Financial, Inc.	63,812	1,796,308
Bancorp, Inc. (The)*	128,503	1,400,683
Byline Bancorp, Inc.*	56,186	974,265
Camden National Corp.	24,888	1,102,787
Capstead Mortgage Corp.	120,874	934,356
	Shares	Value
Common Stocks (continued)
Financials (continued)
CNO Financial Group, Inc.	64,172	$1,004,292
Community Trust Bancorp, Inc.	25,288	1,107,867
Cowen, Inc., Class A*(a)	71,657	1,072,705
Enova International, Inc.*	45,499	1,068,771
EZCORP, Inc., Class A*(a)	111,405	585,990
First Busey Corp.	42,553	1,122,123
First Commonwealth Financial Corp.	82,405	1,161,086
First Defiance Financial Corp.	36,127	1,117,047
First Financial Corp.	24,722	1,084,554
First Foundation, Inc.	76,515	1,225,005
First Midwest Bancorp, Inc.	50,748	1,042,364
Flagstar Bancorp, Inc.	31,541	1,146,200
Great Southern Bancorp, Inc.	20,006	1,208,763
Great Western Bancorp, Inc.	32,868	1,146,107
Heritage Insurance Holdings, Inc.	71,117	947,278
Hilltop Holdings, Inc.	56,894	1,329,044
Independent Bank Corp.	48,293	1,087,075
INTL FCStone, Inc.*	26,788	1,071,520
Mercury General Corp.	20,738	996,668
Meta Financial Group, Inc.	52,760	1,670,382
National General Holdings Corp.	43,754	932,835
Oppenheimer Holdings, Inc., Class A	39,903	1,085,362
Orchid Island Capital, Inc.	157,796	878,924
Pacific Premier Bancorp, Inc.	39,137	1,321,069
PennyMac Financial Services, Inc.*	46,685	1,453,304
Peoples Bancorp, Inc.	33,526	1,096,635
Piper Jaffray Cos.	14,257	1,119,745
QCR Holdings, Inc.	30,610	1,242,154
Simmons First National Corp., Class A	42,414	1,014,543
South State Corp.	15,194	1,198,199
TriState Capital Holdings, Inc.*	50,823	1,175,028
United Community Financial Corp.	111,048	1,264,837
Univest Financial Corp.	42,449	1,093,062
Veritex Holdings, Inc.	42,869	1,055,435
Walker & Dunlop, Inc.	20,395	1,284,681
Total Financials		45,619,053
Health Care — 3.9%
Akebia Therapeutics, Inc.*(a)	126,777	472,878
Assertio Therapeutics, Inc.*	204,793	161,807
Computer Programs & Systems, Inc.	34,972	806,804
Eagle Pharmaceuticals, Inc.*	20,565	1,289,426
Integer Holdings Corp.*	13,767	1,066,116
Lannett Co., Inc.*	131,931	1,568,660
Lantheus Holdings, Inc.*	42,414	884,332
Providence Service Corp. (The)*	15,585	995,414
Tivity Health, Inc.*(a)	59,129	958,481
Triple-S Management Corp., Class B*	45,523	688,763
Total Health Care		8,892,681
Industrials — 27.7%
AAR Corp.	31,937	1,333,370
ABM Industries, Inc.	28,565	1,041,480
ACCO Brands Corp.	121,296	1,109,858
Alamo Group, Inc.	10,389	1,112,246
American Woodmark Corp.*	12,566	1,246,045
Astec Industries, Inc.	27,498	964,905
Atkore International Group, Inc.*	48,227	1,673,477

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Atlas Air Worldwide Holdings, Inc.*	20,536	$450,355
Barrett Business Services, Inc.	13,427	1,177,951
Blue Bird Corp.*	61,329	1,198,369
BMC Stock Holdings, Inc.*	58,761	1,585,959
Builders FirstSource, Inc.*	77,833	1,759,804
CBIZ, Inc.*	51,300	1,404,081
Cornerstone Building Brands, Inc.*	168,555	1,053,469
CRA International, Inc.	20,545	1,011,841
Daseke, Inc.*(a)	203,989	548,730
Ducommun, Inc.*	23,858	1,182,880
Echo Global Logistics, Inc.*	41,901	834,249
Encore Wire Corp.	18,147	1,019,861
EnerSys	15,934	1,065,347
Federal Signal Corp.	39,950	1,295,978
GMS, Inc.*	68,671	2,057,383
Griffon Corp.(a)	56,186	1,197,324
Heidrick & Struggles International, Inc.	27,088	770,925
Herman Miller, Inc.	29,514	1,372,401
Hertz Global Holdings, Inc.*	68,804	929,542
Insteel Industries, Inc.	49,633	946,501
JELD-WEN Holding, Inc.*	58,794	1,004,789
Kelly Services, Inc., Class A	47,067	1,130,079
Kforce, Inc.	29,565	1,209,504
Kimball International, Inc., Class B	73,431	1,495,055
Knoll, Inc.	54,907	1,468,213
Manitowoc Co., Inc. (The)*	63,272	807,351
Meritor, Inc.*	51,023	1,124,037
Mueller Industries, Inc.	33,129	1,019,379
MYR Group, Inc.*	29,984	1,031,749
Patrick Industries, Inc.*(a)	22,910	1,131,983
Quanex Building Products Corp.	65,343	1,260,466
Resources Connection, Inc.	62,775	919,654
REV Group, Inc.	94,823	1,179,598
Rush Enterprises, Inc., Class A	24,833	1,084,954
SP Plus Corp.*	30,431	1,344,137
Spartan Motors, Inc.	117,589	2,054,280
SPX Corp.*	29,844	1,359,096
Sterling Construction Co., Inc.*	82,931	1,347,214
Titan International, Inc.	173,921	464,369
Titan Machinery, Inc.*	66,729	1,107,701
TrueBlue, Inc.*	43,921	1,005,791
Tutor Perini Corp.*(a)	60,648	938,225
Universal Forest Products, Inc.	34,737	1,749,355
Universal Logistics Holdings, Inc.	52,760	994,790
Vectrus, Inc.*	39,048	1,784,884
Werner Enterprises, Inc.(a)	34,164	1,246,986
YRC Worldwide, Inc.*(a)	155,202	519,927
Total Industrials		63,127,897
Information Technology — 21.5%
A10 Networks, Inc.*	146,447	1,088,101
Amkor Technology, Inc.*	121,582	1,511,264
Anixter International, Inc.*	18,506	1,531,371
Avaya Holdings Corp.*(a)	61,693	745,868
Benchmark Electronics, Inc.	39,553	1,340,847
Calix, Inc.*	134,844	1,031,557
Carbonite, Inc.*(a)	41,850	718,565
ChannelAdvisor Corp.*	85,247	802,174
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Comtech Telecommunications Corp.	44,716	$1,562,824
CSG Systems International, Inc.	24,547	1,414,889
Endurance International Group Holdings, Inc.*	143,214	561,399
Envestnet, Inc.*	15,879	992,279
ePlus, Inc.*	11,728	916,309
Fitbit, Inc., Class A*(a)	175,388	1,083,898
Hackett Group, Inc. (The)	65,715	1,111,241
Insight Enterprises, Inc.*	18,859	1,157,565
Kimball Electronics, Inc.*	67,030	996,066
Limelight Networks, Inc.*	321,456	1,356,544
MagnaChip Semiconductor Corp.*	140,311	1,791,771
ManTech International Corp., Class A	19,220	1,521,840
Methode Electronics, Inc.	36,076	1,241,014
MobileIron, Inc.*	189,817	1,188,254
OneSpan, Inc.*	54,021	1,010,733
Onto Innovation, Inc.*	33,625	1,082,725
PC Connection, Inc.	28,314	1,382,856
Perficient, Inc.*	37,908	1,485,994
Photronics, Inc.*	109,873	1,296,501
Presidio, Inc.	70,155	1,164,573
Progress Software Corp.	23,400	933,192
Rambus, Inc.*	99,358	1,375,612
Ribbon Communications, Inc.*	201,611	864,911
Sanmina Corp.*	35,990	1,105,973
ScanSource, Inc.*	28,986	936,248
SMART Global Holdings, Inc.*	54,078	1,606,117
SunPower Corp.*(a)	159,494	1,397,167
Sykes Enterprises, Inc.*	36,715	1,134,310
Tech Data Corp.*	10,139	1,231,889
TTEC Holdings, Inc.	28,658	1,357,529
TTM Technologies, Inc.*(a)	88,517	1,036,534
Unisys Corp.*	88,971	912,842
Verint Systems, Inc.*	17,345	787,290
Vishay Intertechnology, Inc.	56,216	1,132,752
Total Information Technology		48,901,388
Materials — 4.9%
AdvanSix, Inc.*	36,342	827,144
Commercial Metals Co.	60,790	1,175,071
Greif, Inc., Class A	25,171	985,948
Hawkins, Inc.	28,192	1,205,208
Innophos Holdings, Inc.	34,450	1,123,759
Kraton Corp.*	32,265	723,381
Materion Corp.	18,196	1,034,261
Schnitzer Steel Industries, Inc., Class A	43,262	923,211
Silgan Holdings, Inc.	35,041	1,078,212
SunCoke Energy, Inc.*	122,298	646,956
Verso Corp., Class A*(a)	48,473	709,645
Warrior Met Coal, Inc.	39,444	768,369
Total Materials		11,201,165
Real Estate — 4.0%
Alexander & Baldwin, Inc.	40,813	959,514
Altisource Portfolio Solutions SA*	43,866	780,815
Ashford Hospitality Trust, Inc.	218,591	596,753
Braemar Hotels & Resorts, Inc.	85,037	784,891
CBL & Associates Properties, Inc.(a)	669,872	964,616

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
CorePoint Lodging, Inc.	92,954	$915,597
iStar, Inc.(a)	123,314	1,604,315
New Senior Investment Group, Inc.	190,514	1,341,219
Outfront Media, Inc.	44,372	1,167,427
Total Real Estate		9,115,147
Utilities — 0.5%
Black Hills Corp.	14,017	1,104,960
Total Common Stocks (Cost $230,944,414)		227,436,202
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b)	248,832	248,832
Dreyfus Government Cash Management Fund, Institutional Shares, 1.69%(b)(c)	2,314,961	2,314,961

	Shares	Value
Short-Term Investments (continued)
Total Short-Term Investments (Cost $2,563,793)		$2,563,793
Total Investments — 101.0% (Cost $233,508,207)		229,999,995
Other Assets and Liabilities, Net — (1.0)%		(2,316,689)
Net Assets — 100.0%		$227,683,306

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $21,963,366; total market value of collateral held by the Fund was $22,954,101. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $20,639,140.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$227,436,202	$—	$—	$227,436,202
Short-Term Investments:
Money Market Funds	2,563,793	—	—	2,563,793
Total Investments in Securities	$229,999,995	$—	$—	$229,999,995

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Large Cap ETF

October 31, 2019 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 7.5%
AutoZone, Inc.*	3,481	$3,983,587
Carnival Corp.(a)	70,330	3,016,454
Expedia Group, Inc.	29,976	4,096,520
General Motors Co.	96,147	3,572,823
Starbucks Corp.	47,983	4,057,442
Total Consumer Discretionary		18,726,826
Consumer Staples — 5.5%
Archer-Daniels-Midland Co.	82,706	3,476,960
Kimberly-Clark Corp.	28,790	3,825,615
Philip Morris International, Inc.	40,357	3,286,674
Walgreens Boots Alliance, Inc.	56,378	3,088,387
Total Consumer Staples		13,677,636
Energy — 3.3%
Marathon Petroleum Corp.	59,602	3,811,548
Phillips 66	37,483	4,378,764
Total Energy		8,190,312
Financials — 33.1%
Allstate Corp. (The)	37,877	4,030,870
Ameriprise Financial, Inc.	27,848	4,201,985
Bank of America Corp.	129,289	4,042,867
Bank of New York Mellon Corp. (The)	70,735	3,306,861
BB&T Corp.	76,658	4,066,707
Capital One Financial Corp.	43,666	4,071,854
Citigroup, Inc.	57,328	4,119,590
Citizens Financial Group, Inc.	109,752	3,858,880
Fifth Third Bancorp	141,438	4,113,017
Hartford Financial Services Group, Inc. (The)	71,744	4,095,148
KeyCorp	226,477	4,069,792
M&T Bank Corp.	22,717	3,555,892
MetLife, Inc.	83,792	3,920,628
Morgan Stanley	84,525	3,892,376
Northern Trust Corp.	39,450	3,932,376
PNC Financial Services Group, Inc. (The)	29,077	4,265,596
Progressive Corp. (The)	49,478	3,448,617
Prudential Financial, Inc.	38,825	3,538,510
Regions Financial Corp.	252,085	4,058,569
Synchrony Financial	111,821	3,955,109
Wells Fargo & Co.	73,822	3,811,430
Total Financials		82,356,674
Health Care — 22.1%
AbbVie, Inc.	44,262	3,521,042
Agilent Technologies, Inc.	44,375	3,361,406
Baxter International, Inc.	43,870	3,364,829
Biogen, Inc.*	15,091	4,507,833
Boston Scientific Corp.*	92,938	3,875,515
Centene Corp.*	67,177	3,565,755
Cigna Corp.	22,183	3,958,778
CVS Health Corp.	66,141	4,391,101
Danaher Corp.	27,019	3,723,759
IDEXX Laboratories, Inc.*	15,955	4,547,334
McKesson Corp.	30,469	4,052,377
Medtronic PLC	39,164	4,264,960
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Thermo Fisher Scientific, Inc.	13,028	$3,934,195
Zimmer Biomet Holdings, Inc.	27,930	3,860,764
Total Health Care		54,929,648
Industrials — 4.9%
Cummins, Inc.	22,598	3,897,703
Honeywell International, Inc.	22,443	3,876,579
TransDigm Group, Inc.	8,321	4,379,176
Total Industrials		12,153,458
Information Technology — 19.3%
Accenture PLC, Class A	20,262	3,756,980
Applied Materials, Inc.	89,943	4,880,307
Broadcom, Inc.	11,859	3,472,908
Cognizant Technology Solutions Corp., Class A	49,236	3,000,442
DXC Technology Co.	55,469	1,534,827
Fidelity National Information Services, Inc.	31,540	4,155,711
HP, Inc.	183,582	3,188,819
Intel Corp.	66,428	3,755,175
Micron Technology, Inc.*	86,305	4,103,803
Microsoft Corp.	30,246	4,336,369
Motorola Solutions, Inc.	25,401	4,224,694
Oracle Corp.	66,415	3,618,953
TE Connectivity Ltd.	44,171	3,953,305
Total Information Technology		47,982,293
Materials — 1.2%
DuPont de Nemours, Inc.	47,078	3,102,911
Utilities — 3.0%
Duke Energy Corp.	39,636	3,736,089
Edison International	57,609	3,623,606
Total Utilities		7,359,695
Total Common Stocks
(Cost $252,960,502)		248,479,453
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.73%(b) (Cost $178,159)	178,159	178,159
Total Investments — 100.0%(Cost $253,138,661)		248,657,612
Other Assets and Liabilities, Net — 0.0%(c)		171,428
Net Assets — 100.0%		$248,829,040

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $940,320; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $966,559.

(b)
Reflects the 1-day yield at October 31, 2019.

(c)
Less than 0.05%

See notes to financial statements.

Schedules of Investments — IQ Chaikin U.S. Large Cap ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$248,479,453	$—	$—	$248,479,453
Short-Term Investment:
Money Market Fund	178,159	—	—	178,159
Total Investments in Securities	$248,657,612	$—	$—	$248,657,612

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2019 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Assets
Investments, at value (including securities on loan)(a)	$959,114,880	$6,101,216	$17,845,462	$8,776,441
Cash	—	—	—	198
Cash deposited at broker for swap collateral	450,000	—	—	—
Receivable for investments sold	4,612,500	—	—	—
Due from broker	1,148,655	7,381	17,737	13,441
Securities lending income receivable	57,896	649	1,067	401
Dividend receivable	839	12	23	12
Total Assets	965,384,770	6,109,258	17,864,289	8,790,493
Liabilities
Collateral for investments on loan	133,240,245	815,189	3,121,609	951,885
Payable for capital shares repurchased	4,610,167	—	—	—
Due to broker	1,895,357	16,368	28,144	21,447
Advisory fees payable	370,817	1,777	4,955	2,123
Trustee fees payable	5,873	9	76	37
Compliance fees payable	486	3	9	4
Accrued expenses and other liabilities	16,271	151	285	130
Total Liabilities	140,139,216	833,497	3,155,078	975,626
Net Assets	$825,245,554	$5,275,761	$14,709,211	$7,814,867
Composition of Net Assets
Paid-in capital	$843,969,598	$10,631,662	$14,433,992	$7,862,299
Total distributable earnings/(accumulated loss)	(18,724,044)	(5,355,901)	275,219	(47,432)
Net Assets	$825,245,554	$5,275,761	$14,709,211	$7,814,867
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	26,850,000	200,000	550,000	350,000
Net Asset Value Per Share	$30.74	$26.38	$26.74	$22.33
Investments, at cost	$946,180,414	$6,050,665	$17,581,424	$8,613,441
(a)Market value of securities on loan	$172,691,271	$1,446,703	$3,279,705	$1,714,575
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2019 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF
Assets
Investments, at value (including securities on loan)(a)	$6,454,798	$60,901,784	$29,835,666	$46,590,904
Cash	—	—	—	10
Due from advisor	873	—	90,967	2,209
Securities lending income receivable	367	3,372	857	383
Dividend receivable	11	119	45	158
Total Assets	6,456,049	60,905,275	29,927,535	46,593,664
Liabilities
Collateral for investments on loan	1,071,810	4,634,644	404,800	—
Advisory fees payable	1,583	9,496	5,403	11,045
Due to broker	802	—	46,404	—
Trustee fees payable	16	234	172	337
Compliance fees payable	3	31	24	46
Cash due to custodian	—	—	113	—
Accrued expenses and other liabilities	101	1,303	745	1,374
Total Liabilities	1,074,315	4,645,708	457,661	12,802
Net Assets	$5,381,734	$56,259,567	$29,469,874	$46,580,862
Composition of Net Assets
Paid-in capital	$5,313,956	$56,520,529	$29,950,497	$48,378,247
Total distributable earnings/(accumulated loss)	67,778	(260,962)	(480,623)	(1,797,385)
Net Assets	$5,381,734	$56,259,567	$29,469,874	$46,580,862
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	250,000	2,000,000	1,200,000	2,400,000
Net Asset Value Per Share	$21.53	$28.13	$24.56	$19.41
Investments, at cost	$6,388,556	$60,354,419	$29,427,551	$46,102,379
(a)Market value of securities on loan	$1,479,069	$10,104,823	$5,460,860	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2019 (unaudited)
	IQ Enhanced Core Plus Bond U.S. ETF	IQ Short Duration Enhanced Core Bond U.S. ETF	IQ Merger Arbitrage ETF	IQ Global Resources ETF
Assets
Investments, at value (including securities on loan)(a)	$103,805,427	$5,393,297	$940,719,227	$144,606,963
Cash	60	—	—	—
Cash deposited at broker for swap collateral	—	—	—	450,028
Securities lending income receivable	2,406	152	125,015	1,799
Dividend receivable	413	44	510,822	146,438
Receivable for investments sold	—	—	14,706,971	—
Due from broker	—	—	871,568	108,467
Due from advisor	4,538	72	—	—
Reclaims receivable	—	—	—	141,129
Total Assets	103,812,844	5,393,565	956,933,603	145,454,824
Liabilities
Collateral for investments on loan	161,650	242,775	52,783,287	1,144,009
Advisory fees payable	22,689	1,573	562,786	90,268
Trustee fees payable	920	5	4,460	1,218
Compliance fees payable	86	—	613	119
Payable for investments purchased	—	—	32,281	27
Due to broker	—	—	10,232,687	857,821
Cash due to custodian	—	—	2,467,374	—
Foreign currency due to custodian(b)	—	—	69,815	37,467
Accrued expenses and other liabilities	1,719	247	16,415	2,993
Total Liabilities	187,064	244,600	66,169,718	2,133,922
Net Assets	$103,625,780	$5,148,965	$890,763,885	$143,320,902
Composition of Net Assets
Paid-in capital	$117,537,519	$4,946,018	$877,696,007	$198,050,055
Total distributable earnings/(accumulated loss)	(13,911,739)	202,947	13,067,878	(54,729,153)
Net Assets	$103,625,780	$5,148,965	$890,763,885	$143,320,902
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	5,250,000	200,000	27,300,000	5,400,000
Net Asset Value Per Share	$19.74	$25.74	$32.63	$26.54
Investments, at cost	$102,694,637	$5,364,192	$914,700,386	$146,404,363
(a)Market value of securities on loan	$401,823	$569,231	$65,858,574	$7,313,361
(b)Cost of foreign currency	$—	$—	$(67,631)	$(36,296)
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2019 (unaudited)
	IQ Global Agribusiness Small Cap ETF	IQ U.S. Real Estate Small Cap ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ 500 International ETF
Assets
Investments, at value (including securities on loan)(a)	$8,373,704	$70,240,218	$68,564,152	$110,399,560
Foreign currency(b)	776	—	15,682	4,773
Dividend receivable	9,381	90,184	—	403,027
Receivable for investments sold	3,942	3,721	4,961,730	—
Reclaims receivable	1,592	—	—	115,117
Securities lending income receivable	1,114	3,664	462	4,469
Interest receivable	—	—	893,326	—
Due from advisor	—	—	—	831
Total Assets	8,390,509	70,337,787	74,435,352	110,927,777
Liabilities
Collateral for investments on loan	373,418	2,646,272	1,129,670	3,039,214
Payable for investments purchased	26,314	—	4,954,239	33
Advisory fees payable	5,055	38,674	21,953	21,364
Trustee fees payable	62	368	615	409
Compliance fees payable	6	44	50	69
Cash due to custodian	—	200,816	—	95,069
Accrued expenses and other liabilities	185	1,215	1,520	1,455
Total Liabilities	405,040	2,887,389	6,108,047	3,157,613
Net Assets	$7,985,469	$67,450,398	$68,327,305	$107,770,164
Composition of Net Assets
Paid-in capital	$15,496,991	$72,028,699	$69,298,926	$99,694,018
Total distributable earnings/(accumulated loss)	(7,511,522)	(4,578,301)	(971,621)	8,076,146
Net Assets	$7,985,469	$67,450,398	$68,327,305	$107,770,164
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	250,000	2,550,000	2,700,000	3,900,000
Net Asset Value Per Share	$31.94	$26.45	$25.31	$27.63
Investments, at cost	$8,672,552	$70,015,434	$66,878,775	$107,748,120
(a)Market value of securities on loan	$1,433,979	$14,151,171	$1,087,435	$2,882,612
(b)Cost of foreign currency	$777	$—	$15,682	$4,749
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2019 (unaudited)
	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Chaikin U.S. Small Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$234,467,707	$9,269,488	$5,529,914	$229,999,995
Foreign currency(b)	25,398	2,429	2,486	—
Receivable for investments sold	1,264,548	103,530	—	16,022
Reclaims receivable	786,327	296,535	247	—
Dividend receivable	619,892	9,952	45,794	46,799
Unrealized appreciation on forward foreign currency contracts	123,467	1,677	6,361	—
Securities lending income receivable	1,492	109	93	8,121
Total Assets	237,288,831	9,683,720	5,584,895	230,070,937
Liabilities
Collateral for investments on loan	4,581,940	242,450	148,926	2,314,961
Unrealized depreciation on forward foreign currency contracts	2,121,116	119,688	1,205	—
Cash due to custodian	713,537	282,443	34,988	—
Payable for investments purchased	32,858	1,860	30,299	—
Advisory fees payable	32,503	2,204	1,389	64,109
Trustee fees payable	2,370	2,263	42	2,885
Compliance fees payable	181	108	3	218
Accrued expenses and other liabilities	5,183	184	124	5,458
Total Liabilities	7,489,688	651,200	216,976	2,387,631
Net Assets	$229,799,143	$9,032,520	$5,367,919	$227,683,306
Composition of Net Assets
Paid-in capital	$252,418,469	$12,283,472	$6,751,372	$271,782,193
Total distributable earnings/(accumulated loss)	(22,619,326)	(3,250,952)	(1,383,453)	(44,098,887)
Net Assets	$229,799,143	$9,032,520	$5,367,919	$227,683,306
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	11,000,000	450,000	250,000	8,700,000
Net Asset Value Per Share	$20.89	$20.07	$21.47	$26.17
Investments, at cost	$246,866,219	$10,224,755	$5,247,916	$233,508,207
(a)Market value of securities on loan	$5,033,867	$230,943	$217,597	$21,963,366
(b)Cost of foreign currency	$25,443	$2,399	$2,500	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2019 (unaudited)
IQ Chaikin U.S. Large Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$248,657,612
Receivable for investments sold	2,546,036
Dividend receivable	227,028
Due from advisor	2,261
Securities lending income receivable	296
Total Assets	251,433,233
Liabilities
Payable for capital shares repurchased	2,544,012
Advisory fees payable	51,518
Cash due to custodian	1,918
Trustee fees payable	1,678
Compliance fees payable	156
Accrued expenses and other liabilities	4,911
Total Liabilities	2,604,193
Net Assets	$248,829,040
Composition of Net Assets
Paid-in capital	$267,914,245
Total distributable earnings/(accumulated loss)	(19,085,205)
Net Assets	$248,829,040
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	9,800,000
Net Asset Value Per Share	$25.39
Investments, at cost	$253,138,661
(a)Market value of securities on loan	$940,320
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2019 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Investment Income
Dividend income	$12,348,928	$66,109	$208,846	$84,940
Securities lending income, net of borrower rebates	561,725	3,411	6,990	3,694
Total investment income	12,910,653	69,520	215,836	88,634
Expenses
Advisory fees (See Note 3)	3,269,583	19,678	55,628	21,816
Trustee fees	28,466	154	459	181
Legal fees	18,848	103	303	120
Compliance fees	1,693	10	27	11
Miscellaneous	574	27	29	29
Total expenses	3,319,164	19,972	56,446	22,157
Waivers/Reimbursement (See Note 3)	(959,073)	(3,208)	(8,931)	(3,244)
Net expenses	2,360,091	16,764	47,515	18,913
Net investment income	10,550,562	52,756	168,321	69,721
Realized and Unrealized Gain (Loss) on Investments and Swap Transactions
Net realized gain (loss) from:
Investment securities	1,290,408	(3,175)	41,505	(31,264)
In-Kind redemptions	4,500,678	—	70,934	121,527
Swap transactions	(1,997,774)	(22,183)	(25,829)	4,225
Net realized gain (loss)	3,793,312	(25,358)	86,610	94,488
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(2,680,760)	(3,101)	35,787	58,881
Net change in net unrealized appreciation (depreciation)	(2,680,760)	(3,101)	35,787	58,881
Net realized and unrealized gain (loss)	1,112,552	(28,459)	122,397	153,369
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,663,114	$24,297	$290,718	$223,090
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2019 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ Leaders GTAA Tracker ETF	IQ Enhanced Core Bond U.S. ETF
Investment Income
Dividend income	$85,089	$584,731	$686,500	$1,202,922
Securities lending income, net of borrower rebates	2,737	19,611	9,993	6,416
Total investment income	87,826	604,342	696,493	1,209,338
Expenses
Advisory fees (See Note 3)	16,332	134,542	91,663	99,625
Trustee fees	126	1,677	1,277	2,585
Legal fees	83	1,109	843	1,721
Compliance fees	8	101	76	151
Miscellaneous	29	27	29	28
Total expenses	16,578	137,456	93,888	104,110
Waivers/Reimbursement (See Note 3)	(2,743)	(78,483)	(46,850)	(19,925)
Net expenses	13,835	58,973	47,038	84,185
Net investment income	73,991	545,369	649,455	1,125,153
Realized and Unrealized Gain (Loss) on Investments and Swap Transactions
Net realized gain (loss) from:
Investment securities	(2,122)	173,218	25,357	1,436,884
In-Kind redemptions	—	23,509	1,674,416	1,725,990
Swap transactions	(5,465)	—	(198,677)	—
Net realized gain (loss)	(7,587)	196,727	1,501,096	3,162,874
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(12,245)	(137,246)	(1,253,594)	(730,127)
Net change in net unrealized appreciation (depreciation)	(12,245)	(137,246)	(1,253,594)	(730,127)
Net realized and unrealized gain (loss)	(19,832)	59,481	247,502	2,432,747
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,159	$604,850	$896,957	$3,557,900
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2019 (unaudited)
	IQ Enhanced Core Plus Bond U.S. ETF	IQ Short Duration Enhanced Core Bond U.S. ETF	IQ Merger Arbitrage ETF	IQ Global Resources ETF
Investment Income
Dividend income*	$2,108,846	$161,058	$4,656,447	$2,872,156
Securities lending income, net of borrower rebates	12,768	1,885	206,407	15,249
Total investment income	2,121,614	162,943	4,862,854	2,887,405
Expenses
Advisory fees (See Note 3)	173,105	10,886	3,578,614	572,791
Trustee fees	4,587	299	29,288	5,157
Legal fees	3,841	21	19,357	3,410
Compliance fees	266	14	1,739	305
Excise tax fees	—	8	—	—
Miscellaneous	117	27	116	29
Total expenses	181,916	11,255	3,629,114	581,692
Waivers/Reimbursement (See Note 3)	(34,621)	(529)	—	—
Net expenses	147,295	10,726	3,629,114	581,692
Net investment income	1,974,319	152,217	1,233,740	2,305,713
Realized and Unrealized Gain (Loss) on Investments, Swap transactions and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	3,277,719	(2,631)	13,344,954	(3,048,068)
In-Kind redemptions	1,783,518	178,915	27,874,680	2,164,986
Swap transactions	—	—	(17,894,822)	(575,544)
Foreign currency transactions	—	—	(382,097)	(5,403)
Net realized gain (loss)	5,061,237	176,284	22,942,715	(1,464,029)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(1,164,137)	(4,662)	8,362,797	(3,734,270)
Foreign currency translations	—	—	37,602	2,147
Net change in net unrealized appreciation (depreciation)	(1,164,137)	(4,662)	8,400,399	(3,732,123)
Net realized and unrealized gain (loss)	3,897,100	171,622	31,343,114	(5,196,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,871,419	$323,839	$32,576,854	$(2,890,439)
*Net of foreign taxes withheld of:	$—	$—	$5,277	$169,648
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2019 (unaudited)
	IQ Global Agribusiness Small Cap ETF	IQ U.S. Real Estate Small Cap ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ 500 International ETF
Investment Income
Dividend income*	$64,097	$1,337,512	$2,824	$1,808,537
Interest income	—	—	1,373,987	—
Securities lending income, net of borrower rebates	8,392	21,207	2,586	28,924
Total investment income	72,489	1,358,719	1,379,397	1,837,461
Expenses
Advisory fees (See Note 3)	32,334	233,515	125,369	106,436
Trustee fees	284	2,113	2,199	2,540
Legal fees	185	1,400	1,403	1,666
Compliance fees	17	127	133	152
Miscellaneous	29	29	201	27
Total expenses	32,849	237,184	129,305	110,821
Waivers/Reimbursement (See Note 3)	—	—	(3,936)	(4,385)
Net expenses	32,849	237,184	125,369	106,436
Net investment income	39,640	1,121,535	1,254,028	1,731,025
Realized and Unrealized Gain (Loss) on Investments and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(256,512)	(999,843)	185,914	(274,913)
In-Kind redemptions	379,457	1,532,530	36,341	5,057,222
Foreign currency transactions	(189)	—	—	(3,432)
Net realized gain (loss)	122,756	532,687	222,255	4,778,877
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(372,034)	3,576,575	1,132,094	(2,625,171)
Foreign currency translations	430	—	—	4,595
Net change in net unrealized appreciation (depreciation)	(371,604)	3,576,575	1,132,094	(2,620,576)
Net realized and unrealized gain (loss)	(248,848)	4,109,262	1,354,349	2,158,301
Net Increase (Decrease) in Net Assets Resulting from Operations	$(209,208)	$5,230,797	$2,608,377	$3,889,326
*Net of foreign taxes withheld of:	$3,695	$—	$—	$224,060
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2019 (unaudited)
	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF	IQ Chaikin U.S. Small Cap ETF
Investment Income
Dividend income*	$4,233,636	$158,942	$51,333	$2,347,831
Securities lending income, net of borrower rebates	26,971	1,649	347	65,449
Total investment income	4,260,607	160,591	51,680	2,413,280
Expenses
Advisory fees (See Note 3)	439,134	19,814	11,763	462,322
Trustee fees	8,865	—	177	9,814
Legal fees	5,837	172	117	6,491
Compliance fees	514	—	10	578
Miscellaneous	2,227	55	29	29
Total expenses	456,577	20,041	12,096	479,234
Waivers/Reimbursement (See Note 3)	(205,642)	(6,832)	(4,379)	(16,912)
Net expenses	250,935	13,209	7,717	462,322
Net investment income	4,009,672	147,382	43,963	1,950,958
Realized and Unrealized Gain (Loss) on Investments and Forward foreign currency contracts and translation
Net realized gain (loss) from:
Investment securities	(2,437,900)	(76,547)	(43,671)	923,704
In-Kind redemptions	(4,324,746)	—	14,982	(1,092,274)
Forward foreign currency contracts	4,081,838	208,245	(37,815)	—
Foreign currency transactions	(2,787)	(1,850)	3,525	—
Net realized gain (loss)	(2,683,595)	129,848	(62,979)	(168,570)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	8,354,946	136,960	282,783	(2,102,981)
Forward foreign currency contracts	(3,225,237)	(146,949)	(19,761)	—
Foreign currency translations	33,790	5,713	192	—
Net change in net unrealized appreciation (depreciation)	5,163,499	(4,276)	263,214	(2,102,981)
Net realized and unrealized gain (loss)	2,479,904	125,572	200,235	(2,271,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,489,576	$272,954	$244,198	$(320,593)
*Net of foreign taxes withheld of:	$402,501	$17,465	$9,253	$—
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2019 (unaudited)
IQ Chaikin U.S. Large Cap ETF
Investment Income
Dividend income	$3,411,791
Securities lending income, net of borrower rebates	2,564
Total investment income	3,414,355
Expenses
Advisory fees (See Note 3)	340,390
Trustee fees	8,727
Legal fees	5,724
Compliance fees	512
Miscellaneous	17
Total expenses	355,370
Waivers/Reimbursement (See Note 3)	(14,980)
Net expenses	340,390
Net investment income	3,073,965
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment securities	37,104
In-Kind redemptions	5,997,228
Net realized gain (loss)	6,034,332
Net change in net unrealized appreciation (depreciation) on:
Investment securities	2,806,703
Net change in net unrealized appreciation (depreciation)	2,806,703
Net realized and unrealized gain (loss)	8,841,035
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,915,000
See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,550,562	$27,444,698	$52,756	$107,189
Net realized gain (loss)	3,793,312	6,420,920	(25,358)	40,190
Net change in net unrealized appreciation (depreciation)	(2,680,760)	(14,845,687)	(3,101)	(113,656)
Net increase (decrease) in net assets resulting from operations	11,663,114	19,019,931	24,297	33,723
Distributions to Shareholders	—	(24,498,116)	—	(69,928)
Capital Share Transactions
Proceeds from shares created	9,127,448	331,859,370	—	—
Cost of shares redeemed	(188,967,080)	(457,237,241)	—	(1,299,990)
Net decrease from capital share transactions	(179,839,632)	(125,377,871)	—	(1,299,990)
Total increase (decrease) in net assets	(168,176,518)	(130,856,056)	24,297	(1,336,195)
Net Assets
Beginning of period	993,422,072	1,124,278,128	5,251,464	6,587,659
End of period	$825,245,554	$993,422,072	$5,275,761	$5,251,464
Changes in Shares Outstanding
Shares outstanding, beginning of period	32,800,000	37,000,000	200,000	250,000
Shares created	300,000	11,150,000	—	—
Shares redeemed	(6,250,000)	(15,350,000)	—	(50,000)
Shares outstanding, end of period	26,850,000	32,800,000	200,000	200,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Market Neutral Tracker ETF		IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$168,321	$298,477	$69,721	$137,765
Net realized gain (loss)	86,610	47,378	94,488	252,729
Net change in net unrealized appreciation (depreciation)	35,787	75,237	58,881	(1,818)
Net increase (decrease) in net assets resulting from operations	290,718	421,092	223,090	388,676
Distributions to Shareholders	—	—	—	(190,276)
Capital Share Transactions
Proceeds from shares created	1,317,871	3,815,609	4,401,657	6,294,199
Cost of shares redeemed	(2,639,984)	(1,286,386)	(3,269,077)	(8,797,572)
Net increase (decrease) from capital share transactions	(1,322,113)	2,529,223	1,132,580	(2,503,373)
Total increase (decrease) in net assets	(1,031,395)	2,950,315	1,355,670	(2,304,973)
Net Assets
Beginning of period	15,740,606	12,790,291	6,459,197	8,764,170
End of period	$14,709,211	$15,740,606	$7,814,867	$6,459,197
Changes in Shares Outstanding
Shares outstanding, beginning of period	600,000	500,000	300,000	400,001
Shares created	50,000	150,000	200,000	300,000
Shares redeemed	(100,000)	(50,000)	(150,000)	(400,001)
Shares outstanding, end of period	550,000	600,000	350,000	300,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Event-Driven Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$73,991	$117,555	$545,369	$932,976
Net realized gain (loss)	(7,587)	53,460	196,727	(412,021)
Net change in net unrealized appreciation (depreciation)	(12,245)	31,980	(137,246)	791,516
Net increase (decrease) in net assets resulting from operations	54,159	202,995	604,850	1,312,471
Distributions to Shareholders	—	(129,849)	—	(730,380)
Capital Share Transactions
Proceeds from shares created	1,074,583	3,148,412	—	13,889,918
Cost of shares redeemed	—	(2,107,542)	(1,391,186)	(2,745,538)
Net increase (decrease) from capital share transactions	1,074,583	1,040,870	(1,391,186)	11,144,380
Total increase (decrease) in net assets	1,128,742	1,114,016	(786,336)	11,726,471
Net Assets
Beginning of period	4,252,992	3,138,976	57,045,903	45,319,432
End of period	$5,381,734	$4,252,992	$56,259,567	$57,045,903
Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	150,001	2,050,000	1,650,000
Shares created	50,000	150,000	—	500,000
Shares redeemed	—	(100,001)	(50,000)	(100,000)
Shares outstanding, end of period	250,000	200,000	2,000,000	2,050,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Leaders GTAA Tracker ETF		IQ Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$649,455	$1,247,890	$1,125,153	$1,613,105
Net realized gain (loss)	1,501,096	(949,585)	3,162,874	(1,464,155)
Net change in net unrealized appreciation (depreciation)	(1,253,594)	1,222,240	(730,127)	2,739,537
Net increase (decrease) in net assets resulting from operations	896,957	1,520,545	3,557,900	2,888,487
Distributions to Shareholders	(551,934)	(1,367,155)	(1,131,606)	(1,624,788)
Capital Share Transactions
Proceeds from shares created	15,726,428	7,161,649	43,189,505	97,133,380
Cost of shares redeemed	(30,276,994)	(13,112,399)	(87,624,216)	(60,889,657)
Net increase (decrease) from capital share transactions	(14,550,566)	(5,950,750)	(44,434,711)	36,243,723
Total increase (decrease) in net assets	(14,205,543)	(5,797,360)	(42,008,417)	37,507,422
Net Assets
Beginning of period	43,675,417	49,472,777	88,589,279	51,081,857
End of period	$29,469,874	$43,675,417	$46,580,862	$88,589,279
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,800,000	2,050,001	4,700,000	2,750,001
Shares created	650,000	300,000	2,250,000	5,250,000
Shares redeemed	(1,250,000)	(550,001)	(4,550,000)	(3,300,001)
Shares outstanding, end of period	1,200,000	1,800,000	2,400,000	4,700,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Enhanced Core Plus Bond U.S. ETF		IQ Short Duration Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Period December 18, 2018* to April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,974,319	$6,848,227	$152,217	$28,200
Net realized gain (loss)	5,061,237	(9,439,938)	176,284	16,852
Net change in net unrealized appreciation (depreciation)	(1,164,137)	10,039,022	(4,662)	33,767
Net increase (decrease) in net assets resulting from operations	5,871,419	7,447,311	323,839	78,819
Distributions to Shareholders	(1,986,893)	(6,882,062)	(153,391)	(28,586)
Capital Share Transactions
Proceeds from shares created	7,774,286	25,593,390	16,553,925	8,792,823
Cost of shares redeemed	(64,526,967)	(203,654,352)	(15,380,446)	(5,038,018)
Net increase (decrease) from capital share transactions	(56,752,681)	(178,060,962)	1,173,479	3,754,805
Total increase (decrease) in net assets	(52,868,155)	(177,495,713)	1,343,927	3,805,038
Net Assets
Beginning of period	156,493,935	333,989,648	3,805,038	—
End of period	$103,625,780	$156,493,935	$5,148,965	$3,805,038
Changes in Shares Outstanding
Shares outstanding, beginning of period	8,150,000	17,500,001	150,000	—
Shares created	400,000	1,350,000	650,000	350,000
Shares redeemed	(3,300,000)	(10,700,001)	(600,000)	(200,000)
Shares outstanding, end of period	5,250,000	8,150,000	200,000	150,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Merger Arbitrage ETF		IQ Global Resources ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,233,740	$1,559,860	$2,305,713	$5,260,962
Net realized gain (loss)	22,942,715	(11,291,429)	(1,464,029)	(6,741,607)
Net change in net unrealized appreciation (depreciation)	8,400,399	20,496,649	(3,732,123)	(6,410,534)
Net increase (decrease) in net assets resulting from operations	32,576,854	10,765,080	(2,890,439)	(7,891,179)
Distributions to Shareholders	—	—	—	(1,346,949)
Capital Share Transactions
Proceeds from shares created	328,013,925	628,333,768	1,333,578	69,696,407
Cost of shares redeemed	(455,626,441)	(178,685,181)	(30,434,174)	(123,858,817)
Net increase (decrease) from capital share transactions	(127,612,516)	449,648,587	(29,100,596)	(54,162,410)
Total increase (decrease) in net assets	(95,035,662)	460,413,667	(31,991,035)	(63,400,538)
Net Assets
Beginning of period	985,799,547	525,385,880	175,311,937	238,712,475
End of period	$890,763,885	$985,799,547	$143,320,902	$175,311,937
Changes in Shares Outstanding
Shares outstanding, beginning of period	31,300,000	17,100,000	6,500,000	8,600,000
Shares created	10,300,000	19,850,000	50,000	2,500,000
Shares redeemed	(14,300,000)	(5,650,000)	(1,150,000)	(4,600,000)
Shares outstanding, end of period	27,300,000	31,300,000	5,400,000	6,500,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Agribusiness Small Cap ETF		IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$39,640	$111,794	$1,121,535	$2,445,492
Net realized gain (loss)	122,756	1,577,198	532,687	(414,629)
Net change in net unrealized appreciation (depreciation)	(371,604)	(1,978,003)	3,576,575	6,056,098
Net increase (decrease) in net assets resulting from operations	(209,208)	(289,011)	5,230,797	8,086,961
Distributions to Shareholders	—	(98,945)	(1,812,699)	(2,374,318)
Distributions to Shareholders from Return of Capital	—	—	—	(2,583,466)
Total distributions to shareholders	—	(98,945)	(1,812,699)	(4,957,784)
Capital Share Transactions
Proceeds from shares created	—	—	3,688,925	1,351,055
Cost of shares redeemed	(1,669,244)	(1,620,848)	(11,271,620)	(14,954,392)
Net increase (decrease) from capital share transactions	(1,669,244)	(1,620,848)	(7,582,695)	(13,603,337)
Total increase (decrease) in net assets	(1,878,452)	(2,008,804)	(4,164,597)	(10,474,160)
Net Assets
Beginning of period	9,863,921	11,872,725	71,614,995	82,089,155
End of period	$7,985,469	$9,863,921	$67,450,398	$71,614,995
Changes in Shares Outstanding
Shares outstanding, beginning of period	300,000	350,000	2,850,000	3,400,000
Shares created	—	—	150,000	50,000
Shares redeemed	(50,000)	(50,000)	(450,000)	(600,000)
Shares outstanding, end of period	250,000	300,000	2,550,000	2,850,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ S&P High Yield Low Volatility Bond ETF		IQ 500 International ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Period December 13, 2018* to April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,254,028	$3,797,030	$1,731,025	$898,883
Net realized gain (loss)	222,255	(1,949,460)	4,778,877	4,340
Net change in net unrealized appreciation (depreciation)	1,132,094	3,236,523	(2,620,576)	5,273,594
Net increase (decrease) in net assets resulting from operations	2,608,377	5,084,093	3,889,326	6,176,817
Distributions to Shareholders	(1,380,794)	(3,901,103)	(1,974,653)	(15,344)
Capital Share Transactions
Proceeds from shares created	8,833,492	3,699,667	106,894,190	79,513,130
Cost of shares redeemed	(7,359,514)	(46,449,379)	(86,713,277)	(25)
Net increase (decrease) from capital share transactions	1,473,978	(42,749,712)	20,180,913	79,513,105
Total increase (decrease) in net assets	2,701,561	(41,566,722)	22,095,586	85,674,578
Net Assets
Beginning of period	65,625,744	107,192,466	85,674,578	—
End of period	$68,327,305	$65,625,744	$107,770,164	$85,674,578
Changes in Shares Outstanding
Shares outstanding, beginning of period	2,650,000	4,400,001	3,100,000	—
Shares created	350,000	150,000	4,050,000	3,100,001
Shares redeemed	(300,000)	(1,900,001)	(3,250,000)	(1)
Shares outstanding, end of period	2,700,000	2,650,000	3,900,000	3,100,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE International ETF		IQ 50 Percent Hedged FTSE Europe ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,009,672	$13,642,563	$147,382	$1,610,167
Net realized gain (loss)	(2,683,595)	21,006,516	129,848	16,992,674
Net change in net unrealized appreciation (depreciation)	5,163,499	(53,440,986)	(4,276)	(18,674,363)
Net increase (decrease) in net assets resulting from operations	6,489,576	(18,791,907)	272,954	(71,522)
Distributions to Shareholders	(5,313,990)	(19,464,426)	(135,896)	(417,662)
Capital Share Transactions
Proceeds from shares created	35,955,251	30,368,545	—	—
Cost of shares redeemed	(88,410,599)	(289,550,341)	—	(159,352,565)
Net increase (decrease) from capital share transactions	(52,455,348)	(259,181,796)	—	(159,352,565)
Total increase (decrease) in net assets	(51,279,762)	(297,438,129)	137,058	(159,841,749)
Net Assets
Beginning of period	281,078,905	578,517,034	8,895,462	168,737,211
End of period	$229,799,143	$281,078,905	$9,032,520	$8,895,462
Changes in Shares Outstanding
Shares outstanding, beginning of period	13,650,000	26,750,001	450,000	8,300,001
Shares created	1,800,000	1,450,000	—	—
Shares redeemed	(4,450,000)	(14,550,001)	—	(7,850,001)
Shares outstanding, end of period	11,000,000	13,650,000	450,000	450,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE Japan ETF		IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$43,963	$353,237	$1,950,958	$4,480,736
Net realized gain (loss)	(62,979)	3,162,537	(168,570)	(25,832,825)
Net change in net unrealized appreciation (depreciation)	263,214	(6,879,025)	(2,102,981)	(4,926,146)
Net increase (decrease) in net assets resulting from operations	244,198	(3,363,251)	(320,593)	(26,278,235)
Distributions to Shareholders	(120,518)	(545,585)	(1,802,697)	(4,624,785)
Capital Share Transactions
Proceeds from shares created	—	—	3,690,197	94,020,959
Cost of shares redeemed	(973,639)	(24,619,769)	(122,438,323)	(179,909,783)
Net increase (decrease) from capital share transactions	(973,639)	(24,619,769)	(118,748,126)	(85,888,824)
Total increase (decrease) in net assets	(849,959)	(28,528,605)	(120,871,416)	(116,791,844)
Net Assets
Beginning of period	6,217,878	34,746,483	348,554,722	465,346,566
End of period	$5,367,919	$6,217,878	$227,683,306	$348,554,722
Changes in Shares Outstanding
Shares outstanding, beginning of period	300,000	1,550,001	13,550,000	17,150,001
Shares created	—	—	150,000	3,400,000
Shares redeemed	(50,000)	(1,250,001)	(5,000,000)	(7,000,001)
Shares outstanding, end of period	250,000	300,000	8,700,000	13,550,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,073,965	$7,182,766
Net realized gain (loss)	6,034,332	5,473,939
Net change in net unrealized appreciation (depreciation)	2,806,703	(10,090,415)
Net increase (decrease) in net assets resulting from operations	11,915,000	2,566,290
Distributions to Shareholders	(2,996,438)	(7,178,905)
Capital Share Transactions
Proceeds from shares created	111,774,189	609,684,554
Cost of shares redeemed	(150,275,301)	(646,660,428)
Net increase (decrease) from capital share transactions	(38,501,112)	(36,975,874)
Total increase (decrease) in net assets	(29,582,550)	(41,588,489)
Net Assets
Beginning of period	278,411,590	320,000,079
End of period	$248,829,040	$278,411,590
Changes in Shares Outstanding
Shares outstanding, beginning of period	11,250,000	12,650,001
Shares created	4,650,000	24,850,000
Shares redeemed	(6,100,000)	(26,250,001)
Shares outstanding, end of period	9,800,000	11,250,000
See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$30.29	$30.39	$29.15	$29.03	$30.01	$29.26
Income from Investment Operations
Net investment income(a)(b)	0.37	0.72	0.56	0.50	0.43	0.38
Net realized and unrealized gain (loss)	0.08	(0.27)	0.68	(0.38)	(1.30)	0.74
Distributions of net realized gains from investments in other investment companies	—	—	0.00(c)	0.00(c)	0.03	0.02
Net increase (decrease) in net assets resulting from investment operations	0.45	0.45	1.24	0.12	(0.84)	1.14
Distributions from:
Net investment income	—	(0.55)	—	(0.00)(d)	(0.14)	(0.39)
Net asset value, end of period	$30.74	$30.29	$30.39	$29.15	$29.03	$30.01
Market price, end of period	$30.70	$30.28	$30.38	$29.15	$29.06	$30.00
Total Return
Total investment return based on net asset value(e)	1.48%	1.56%	4.24%	0.42%	(2.80)%	3.93%(f)
Total investment return based on market price(g)	1.39%	1.56%	4.22%	0.31%	(2.67)%	3.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$825,246	$993,422	$1,124,278	$1,062,579	$1,074,120	$1,000,840
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.54%(i)	0.54%	0.64%	0.76%	0.76%	0.76%
Expenses excluding waivers/reimbursements(h)	0.76%(i)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	2.42%(i)	2.40%	1.87%	1.72%	1.48%	1.27%
Portfolio turnover rate(j)	68%	137%	164%	285%	312%	81%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Greater than $(0.005) per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.26	$26.35	$25.46	$24.66	$25.69	$26.50
Income from Investment Operations
Net investment income(a)(b)	0.26	0.44	0.39	0.37	0.46	0.32
Net realized and unrealized gain (loss)	(0.14)	(0.25)	0.50	0.43	(1.27)	(0.79)
Distributions of net realized gains from investments in other investment companies	—	—	0.00(c)	0.00(c)	0.05	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	0.12	0.19	0.89	0.80	(0.76)	(0.47)
Distributions from:
Net investment income	—	(0.28)	—	—	(0.27)	(0.34)
Net asset value, end of period	$26.38	$26.26	$26.35	$25.46	$24.66	$25.69
Market price, end of period	$26.38	$26.24	$26.34	$25.44	$24.80	$25.74
Total Return
Total investment return based on net asset value(d)	0.46%	0.77%	3.50%	3.25%	(2.97)%	(1.77)%
Total investment return based on market price(e)	0.53%	0.74%	3.54%	2.58%	(2.60)%	(1.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,276	$5,251	$6,588	$6,365	$14,794	$21,837
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.64%(g)	0.76%	0.75%	0.76%	0.76%	0.75%
Expenses excluding waivers/reimbursements(f)	0.76%(g)	0.76%	0.75%	0.76%	0.76%	0.75%
Net investment income (loss)(b)	2.01%(g)	1.70%	1.47%	1.50%	1.86%	1.23%
Portfolio turnover rate(h)	37%	82%	152%	68%	99%	101%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.23	$25.58	$25.25	$25.49	$25.53	$25.77
Income from Investment Operations
Net investment income(a)(b)	0.30	0.55	0.41	0.36	0.27	0.16
Net realized and unrealized gain (loss)	0.21	0.10	(0.08)	(0.25)	(0.33)	(0.09)
Distributions of net realized gains from investments in other investment companies	—	—	—	0.00(c)	0.02	0.03
Net increase (decrease) in net assets resulting from investment operations	0.51	0.65	0.33	0.11	(0.04)	0.10
Distributions from:
Net investment income	—	—	—	(0.35)	—	(0.34)
Net asset value, end of period	$26.74	$26.23	$25.58	$25.25	$25.49	$25.53
Market price, end of period	$26.76	$26.23	$25.58	$25.25	$25.43	$25.50
Total Return
Total investment return based on net asset value(d)	1.94%	2.56%	1.29%	0.44%	(0.15)%	0.40%
Total investment return based on market price(e)	2.02%	2.54%	1.31%	0.67%	0.27%	0.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,709	$15,741	$12,790	$11,364	$15,294	$12,766
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.64%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Expenses excluding waivers/reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	2.27%(g)	2.15%	1.61%	1.40%	1.09%	0.64%
Portfolio turnover rate(h)	28%	107%	165%	99%	135%	101%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,				For the Period March 24, 2015(a) to April 30, 2015
		2019	2018	2017	2016
Net asset value, beginning of period	$21.53	$21.91	$20.36	$18.88	$19.93	$20.00
Income from Investment Operations
Net investment income(b)(c)	0.26	0.44	0.41	0.35	0.41	0.04
Net realized and unrealized gain (loss)	0.54	0.13	1.22	1.19	(1.10)	(0.11)
Distributions of net realized gains from investments in other investment companies	—	—	0.00(d)	0.00(d)	—	—
Net increase (decrease) in net assets resulting from investment operations	0.80	0.57	1.63	1.54	(0.69)	(0.07)
Distributions from:
Net investment income	—	(0.95)	(0.08)	(0.06)	(0.36)	—
Net asset value, end of period	$22.33	$21.53	$21.91	$20.36	$18.88	$19.93
Market price, end of period	$22.35	$21.54	$21.93	$20.34	$18.72	$20.79
Total Return
Total investment return based on net asset value(e)	3.71%	3.07%	8.02%	8.18%	(3.46)%	(0.35)%
Total investment return based on marketprice(f)	3.76%	2.91%	8.23%	8.98%	(8.23)%	3.95%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,815	$6,459	$8,764	$4,072	$1,888	$1,993
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.65%(i)	0.76%	0.76%	0.77%	0.76%	0.75%(i)
Expenses excluding waivers/reimbursements(h)	0.76%(i)	0.76%	0.76%	0.77%	0.76%	0.75%(i)
Net investment income (loss)(c)	2.40%(i)	2.06%	1.89%	1.78%	2.15%	1.73%(i)
Portfolio turnover rate(j)	41%	95%	77%	147%	94%	4%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Less than $0.005 per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,				For the Period March 24, 2015(a) to April 30, 2015
		2019	2018	2017	2016
Net asset value, beginning of period	$21.26	$20.93	$20.59	$19.40	$20.01	$19.95
Income from Investment Operations
Net investment income(b)(c)	0.36	0.74	0.55	0.56	0.54	0.02
Net realized and unrealized gain (loss)	(0.09)	0.46	0.26	1.09	(1.03)	0.03
Distributions of net realized gains from investments in other investment companies	—	—	—	0.00(d)	0.23	0.01
Net increase (decrease) in net assets resulting from investment operations	0.27	1.20	0.81	1.65	(0.26)	0.06
Distributions from:
Net investment income	—	(0.87)	(0.47)	(0.46)	(0.35)	—
Net asset value, end of period	$21.53	$21.26	$20.93	$20.59	$19.40	$20.01
Market price, end of period	$21.54	$21.27	$20.93	$20.59	$19.43	$20.00
Total Return
Total investment return based on net assetvalue(e)	1.23%	6.12%	3.93%	8.58%	(1.26)%	0.30%
Total investment return based on market price(f)	1.27%	6.13%	3.94%	8.44%	(1.04)%	0.25%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,382	$4,253	$3,139	$3,088	$1,940	$2,001
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.64%(i)	0.76%	0.76%	0.76%	0.79%	0.75%(i)
Expenses excluding waivers/reimbursements(h)	0.76%(i)	0.76%	0.76%	0.76%	0.79%	0.75%(i)
Net investment income (loss)(c)	3.40%(i)	3.54%	2.64%	2.80%	2.81%	1.31%(i)
Portfolio turnover rate(j)	12%	34%	41%	68%	16%	6%

(a) Commencement of operations.
(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Less than $0.005 per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Real Return ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.83	$27.47	$27.25	$26.73	$26.70	$26.33
Income from Investment Operations
Net investment income(a)(b)	0.27	0.49	0.30	0.22	0.09	0.05
Net realized and unrealized gain (loss)	0.03	0.22	0.21	0.30	(0.06)	0.35
Distributions of net realized gains from investments in other investment companies	—	—	0.00(c)	0.00(c)	—	—
Net increase (decrease) in net assets resulting from investment operations	0.30	0.71	0.51	0.52	0.03	0.40
Distributions from:
Net investment income	—	(0.35)	(0.29)	—	(0.00)(d)	(0.03)
Net asset value, end of period	$28.13	$27.83	$27.47	$27.25	$26.73	$26.70
Market price, end of period	$28.08	$27.80	$27.47	$27.27	$26.72	$26.81
Total Return
Total investment return based on net asset value(e)	1.09%	2.64%	1.89%	1.94%	0.11%	1.50%
Total investment return based on market price(f)	1.01%	2.53%	1.81%	2.06%	(0.32)%	1.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,260	$57,046	$45,319	$28,608	$26,727	$28,031
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.21%(h)	0.37%	0.49%	0.49%	0.49%	0.48%
Expenses excluding waivers/reimbursements(g)	0.49%(h)	0.49%	0.49%	0.49%	0.49%	0.48%
Net investment income (loss)(b)	1.95%(h)	1.77%	1.10%	0.82%	0.33%	0.18%
Portfolio turnover rate(i)	28%	97%	101%	71%	109%	91%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Greater than $(0.005) per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Leaders GTAA Tracker ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,			For the Period September 30, 2015 (a) to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$24.26	$24.13	$22.83	$20.96	$20.00
Income from Investment Operations
Net investment income(b)(c)	0.39	0.66	0.58	0.48	0.26
Net realized and unrealized gain (loss)	0.22	0.20	1.32	1.80	0.78
Distributions of net realized gains from investments in other investment companies	—	—	0.00(d)	0.00(d)	0.06
Net increase (decrease) in net assets resulting from investment operations	0.61	0.86	1.90	2.28	1.10
Distributions from:
Net investment income	(0.31)	(0.73)	(0.60)	(0.41)	(0.14)
Net asset value, end of period	$24.56	$24.26	$24.13	$22.83	$20.96
Market price, end of period	$24.55	$24.24	$24.14	$22.84	$20.21
Total Return
Total investment return based on net assetvalue(e)	2.50%	3.74%	8.43%	10.99%	5.50%
Total investment return based on market price(f)	2.57%	3.61%	8.40%	15.18%	1.72%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,470	$43,675	$49,473	$34,240	$2,096
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.23%(i)	0.37%	0.46%	0.46%	0.46%(i)
Expenses excluding waivers/reimbursements(h)	0.46%(i)	0.46%	—%	—%	—%(i)
Net investment income (loss)(c)	3.19%(i)	2.80%	2.43%	2.23%	2.18%(i)
Portfolio turnover rate(j)	62%	174%	145%	105%	116%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Less than $0.005 per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,		For the Period May 10, 2016(a) to April 30, 2017
		2019	2018
Net asset value, beginning of period	$18.85	$18.58	$19.53	$20.00
Income from Investment Operations
Net investment income(b)(c)	0.27	0.47	0.45	0.41
Net realized and unrealized gain (loss)	0.55	0.29	(0.95)	(0.49)
Distributions of net realized gains from investments in other investment companies	—	—	—	0.01
Net increase (decrease) in net assets resulting from investment operations	0.82	0.76	(0.50)	(0.07)
Distributions from:
Net investment income	(0.26)	(0.49)	(0.45)	(0.40)
Net asset value, end of period	$19.41	$18.85	$18.58	$19.53
Market price, end of period	$19.40	$18.84	$18.57	$19.54
Total Return
Total investment return based on net asset value(d)	4.38%	4.21%	(2.66)%	(0.31)%
Total investment return based on market price(e)	4.38%	4.20%	(2.71)%	(0.29)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,581	$88,589	$51,082	$74,232
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.21%(h)	0.21%	0.21%	0.20%(h)
Expenses excluding waivers/reimbursements(g)	0.26%(h)	0.26%	0.26%	0.25%(h)
Net investment income (loss)(c)	2.82%(h)	2.54%	2.32%	2.14%(h)
Portfolio turnover rate(i)	145%	286%	264%	265%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Enhanced Core Plus Bond U.S. ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,		For the Period May 10, 2016(a) to April 30, 2017
		2019	2018
Net asset value, beginning of period	$19.20	$19.09	$19.98	$20.00
Income from Investment Operations
Net investment income(b)(c)	0.28	0.57	0.61	0.53
Net realized and unrealized gain (loss)	0.53	0.10	(0.88)	(0.03)
Distributions of net realized gains from investments in other investment companies	—	—	—	0.01
Net increase (decrease) in net assets resulting from investment operations	0.81	0.67	(0.27)	0.51
Distributions from:
Net investment income	(0.27)	(0.56)	(0.62)	(0.53)
Net asset value, end of period	$19.74	$19.20	$19.09	$19.98
Market price, end of period	$19.73	$19.18	$19.07	$19.99
Total Return
Total investment return based on net asset value(d)	4.25%	3.63%	(1.44)%	2.57%
Total investment return based on market price(e)	4.32%	3.59%	(1.56)%	2.61%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,626	$156,494	$333,990	$230,787
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.21%(h)	0.21%	0.21%	0.20%(h)
Expenses excluding waivers/reimbursements(g)	0.26%(h)	0.26%	0.26%	0.25%(h)
Net investment income (loss)(c)	2.85%(h)	2.99%	3.09%	2.73%(h)
Portfolio turnover rate(i)	138%	411%	269%	147%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Short Duration Enhanced Core Bond U.S. ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Period December 18, 2018(a) to April 30, 2019
Net asset value, beginning of period	$25.37	$25.02
Income from Investment Operations
Net investment income(b)(c)	0.36	0.20
Net realized and unrealized gain (loss)	0.35	0.36
Net increase (decrease) in net assets resulting from investment operations	0.71	0.56
Distributions from:
Net investment income	(0.34)	(0.21)
Net asset value, end of period	$25.74	$25.37
Market price, end of period	$25.75	$25.36
Total Return
Total investment return based on net asset value(d)	2.87%	2.23%
Total investment return based on market price(e)	2.92%	2.20%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,149	$3,805
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.20%(h)	0.20%(h)
Expenses excluding waivers/reimbursements(g)	0.21%(h)	0.23%(h)
Net investment income (loss)(c)	2.80%(h)	2.13%(h)
Portfolio turnover rate(i)	27%	78%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$31.50	$30.72	$30.21	$28.44	$28.92	$27.09
Income from Investment Operations
Net investment income(a)(b)	0.04	0.07	0.10	0.24(c)	0.02	0.04
Net realized and unrealized gain (loss)	1.09	0.71	0.41(d)	1.59	(0.25)	1.79
Net increase (decrease) in net assets resulting from investment operations	1.13	0.78	0.51	1.83	(0.23)	1.83
Distributions from:
Net investment income	—	—	—	(0.06)	(0.25)	—
Net asset value, end of period	$32.63	$31.50	$30.72	$30.21	$28.44	$28.92
Market price, end of period	$32.60	$31.48	$30.75	$30.27	$28.51	$28.97
Total Return
Total investment return based on net asset value(e)	3.59%	2.52%	1.69%	6.45%	(0.79)%	6.76%
Total investment return based on market price(f)	3.56%	2.37%	1.59%	6.39%	(0.73)%	6.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$890,764	$985,800	$525,386	$188,833	$139,367	$121,447
Ratio to average net assets of:
Expenses(g)	0.76%(h)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	0.26%(h)	0.21%	0.34%	0.82%(c)	0.09%	0.14%
Portfolio turnover rate(i)	135%	337%	329%	268%	272%	447%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Net investment income per share and ratio of net investment income to average net assets include a special cash dividend received of  $0.14 per share owned of Calsonic Kansei Corp. on February 17, 2017. Net investment income per share and the net investment income to average net assets excluding the special dividend are $0.10 and 0.34% respectively.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Global Resources ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.97	$27.76	$25.82	$24.70	$27.18	$29.21
Income from Investment Operations
Net investment income(a)(b)	0.40	0.65	0.68	0.33	0.56	0.37
Net realized and unrealized gain (loss)	(0.83)	(1.24)	1.26	0.89	(2.48)	(2.05)
Net increase (decrease) in net assets resulting from investment operations	(0.43)	(0.59)	1.94	1.22	(1.92)	(1.68)
Distributions from:
Net investment income	—	(0.20)	—	(0.10)	(0.56)	(0.35)
Net asset value, end of period	$26.54	$26.97	$27.76	$25.82	$24.70	$27.18
Market price, end of period	$26.45	$27.06	$27.65	$25.95	$24.78	$27.18
Total Return
Total investment return based on net asset value(c)	(1.60)%	(2.08)%	7.50%	4.94%	(6.71)%(d)	(5.75)%(d)
Total investment return based on marketprice(e)	(2.25)%	(1.38)%	6.55%	5.13%	(6.41)%	(5.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,321	$175,312	$238,712	$179,450	$67,924	$66,587
Ratio to average net assets of:
Expenses(f)	0.76%(g)	0.76%	0.76%	0.75%	0.76%	0.75%
Net investment income (loss)(b)	3.02%(g)	2.37%	2.51%	1.29%	2.39%	1.32%
Portfolio turnover rate(h)	36%	132%	235%	199%	325%	182%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$32.88	$33.92	$32.99	$30.12	$27.26	$26.92
Income from Investment Operations
Net investment income(a)(b)	0.15	0.33	0.27	0.31	0.41	0.31
Net realized and unrealized gain (loss)	(1.09)	(1.09)	0.97	2.94	2.82	0.44
Net increase (decrease) in net assets resulting from investment operations	(0.94)	(0.76)	1.24	3.25	3.23	0.75
Distributions from:
Net investment income	—	(0.28)	(0.31)	(0.38)	(0.37)	(0.41)
Net asset value, end of period	$31.94	$32.88	$33.92	$32.99	$30.12	$27.26
Market price, end of period	$31.79	$32.84	$33.84	$33.05	$29.52	$27.27
Total Return
Total investment return based on net asset value(c)	(2.85)%	(2.16)%	3.75%	10.86%	11.93%	2.92%
Total investment return based on market price(d)	(3.20)%	(2.04)%	3.30%	13.32%	9.66%	3.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,985	$9,864	$11,873	$13,195	$12,047	$13,630
Ratio to average net assets of:
Expenses(e)	0.76%(f)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	0.92%(f)	1.04%	0.79%	0.99%	1.48%	1.16%
Portfolio turnover rate(g)	11%	32%	11%	35%	31%	33%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$25.13	$24.14	$27.14	$25.14	$26.77	$25.44
Income from Investment Operations
Net investment income(a)(b)	0.42	0.79	0.88	0.71	0.90	1.07
Net realized and unrealized gain (loss)	1.58	1.81	(2.53)	2.88	(1.09)	1.57
Distributions of net realized gains from investments in other investment companies	—	—	—	0.00(c)	—	—
Net increase (decrease) in net assets resulting from investment operations	2.00	2.60	(1.65)	3.59	(0.19)	2.64
Distributions from:
Net investment income	(0.68)	(0.78)	(0.85)	(0.71)	(0.88)	(1.04)
Return of capital	—	(0.83)	(0.50)	(0.88)	(0.56)	(0.27)
Total distributions from net investment income and return of capital	(0.68)	(1.61)	(1.35)	(1.59)	(1.44)	(1.31)
Net asset value, end of period	$26.45	$25.13	$24.14	$27.14	$25.14	$26.77
Market price, end of period	$26.45	$25.12	$24.12	$27.15	$25.10	$26.82
Total Return
Total investment return based on net asset value(d)	8.16%	11.16%	(6.37)%	14.60%	(0.51)%	10.44%
Total investment return based on market price(e)	8.19%	11.24%	(6.49)%	14.79%	(0.83)%	10.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,450	$71,615	$82,089	$114,001	$76,663	$95,048
Ratio to average net assets of:
Expenses(f)	0.70%(g)	0.70%	0.70%	0.70%	0.70%	0.69%
Net investment income (loss)(b)	3.31%(g)	3.11%	3.36%	2.64%	3.62%	3.97%
Portfolio turnover rate(h)	16%	26%	27%	28%	28%	17%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ S&P High Yield Low Volatility Bond ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,		For the Period February 15, 2017(a) to April 30, 2017
		2019	2018
Net asset value, beginning of period	$24.76	$24.36	$25.20	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.50	1.07	0.99	0.20
Net realized and unrealized gain (loss)	0.60	0.41	(0.88)	0.10
Net increase (decrease) in net assets resulting from investment operations	1.10	1.48	0.11	0.30
Distributions from:
Net investment income	(0.55)	(1.08)	(0.95)	(0.10)
Net asset value, end of period	$25.31	$24.76	$24.36	$25.20
Market price, end of period	$25.37	$24.78	$24.32	$25.34
Total Return
Total investment return based on net asset value(d)	4.47%	6.31%	0.39%	1.40%
Total investment return based on market price(e)	4.66%	6.56%	(0.36)%	1.93%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,327	$65,626	$107,192	$49,145
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.40%(h)	0.40%	0.40%	0.40%(h)
Expenses excluding waivers/reimbursements(g)	0.41%(h)	0.41%	0.41%	0.41%(h)
Net investment income (loss)(c)	4.00%(h)	4.42%	3.97%	4.05%(h)
Portfolio turnover rate(i)	48%	83%	75%	15%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 500 International ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Period December 13, 2018(a) to April 30, 2019
Net asset value, beginning of period	$27.64	$25.50
Income from Investment Operations
Net investment income(b)(c)	0.54	0.39
Net realized and unrealized gain (loss)	(0.02)	1.77
Net increase (decrease) in net assets resulting from investment operations	0.52	2.16
Distributions from:
Net investment income	(0.53)	(0.02)
Net asset value, end of period	$27.63	$27.64
Market price, end of period	$27.64	$27.65
Total Return
Total investment return based on net asset value(d)	1.98%	8.47%
Total investment return based on market price(e)	1.96%	8.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,770	$85,675
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.25%(g)	0.25%(g)
Expenses excluding waivers/reimbursements(f)	0.26%(g)	0.26%(g)
Net investment income (loss)(c)	4.07%(g)	3.90%(g)
Portfolio turnover rate(h)	7%	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 50 Percent Hedged FTSE International ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,			For the Period July 22, 2015(a) to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$20.59	$21.63	$19.68	$17.68	$19.94
Income from Investment Operations
Net investment income(b)(c)	0.32	0.62	0.60	0.46	0.37
Net realized and unrealized gain (loss)	0.42	(0.77)	1.89	2.18	(2.42)
Net increase (decrease) in net assets resulting from investment operations	0.74	(0.15)	2.49	2.64	(2.05)
Distributions from:
Net investment income	(0.44)	(0.70)	(0.54)	(0.44)	(0.21)
Net realized gain	—	(0.19)	0.00(d)	(0.20)	—
Total distributions from net investment income and realized gains	(0.44)	(0.89)	(0.54)	(0.64)	(0.21)
Net asset value, end of period	$20.89	$20.59	$21.63	$19.68	$17.68
Market price, end of period	$20.89	$20.65	$21.60	$19.75	$17.59
Total Return
Total investment return based on net asset value(e)	3.64%	(0.42)%	12.84%	15.29%	(10.33)%
Total investment return based on market price(f)	3.35%	(0.03)%	12.28%	16.28%	(10.77)%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,799	$281,079	$578,517	$208,595	$76,010
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.20%(i)	0.20%	0.22%	0.36%	0.36%(i)
Expenses excluding waivers/reimbursements(h)	0.36%(i)	0.36%	0.36%	0.36%	0.36%(i)
Net investment income (loss)(c)	3.20%(i)	3.03%	2.87%	2.55%	2.71%(i)
Portfolio turnover rate(j)	5%	13%	10%	8%	7%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Less than $0.005 per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(g)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 50 Percent Hedged FTSE Europe ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,			For the Period July 22, 2015(a) to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$19.77	$20.33	$18.82	$17.63	$19.90
Income from Investment Operations
Net investment income(b)(c)	0.33	1.37	0.53	0.62	0.36
Net realized and unrealized gain (loss)	0.27	(1.15)	1.43	1.96	(2.41)
Net increase (decrease) in net assets resulting from investment operations	0.60	0.22	1.96	2.58	(2.05)
Distributions from:
Net investment income	(0.30)	(0.78)	(0.45)	(0.63)	(0.22)
Net realized gain	—	—	—	(0.76)	—
Total distributions from net investment income and realized gains	(0.30)	(0.78)	(0.45)	(1.39)	(0.22)
Net asset value, end of period	$20.07	$19.77	$20.33	$18.82	$17.63
Market price, end of period	$20.12	$19.77	$20.24	$18.90	$17.82
Total Return
Total investment return based on net asset value(d)	3.11%	1.45%	10.58%	15.48%	(10.33)%
Total investment return based on market price(e)	3.35%	1.90%	9.59%	14.78%	(9.38)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,033	$8,895	$168,737	$81,845	$46,724
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.30%(h)	0.30%	0.32%	0.46%	0.46%(h)
Expenses excluding waivers/reimbursements(g)	0.46%(h)	0.47%	0.46%	0.46%	0.46%(h)
Net investment income (loss)(c)	3.35%(h)	6.74%	2.68%	3.52%	2.65%(h)
Portfolio turnover rate(i)	4%	10%	10%	14%	10%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 50 Percent Hedged FTSE Japan ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30,			For the Period July 22, 2015(a) to April 30, 2016
		2019	2018	2017
Net asset value, beginning of period	$20.73	$22.42	$19.13	$17.33	$20.16
Income from Investment Operations
Net investment income(b)(c)	0.17	0.30	0.34	0.27	0.27
Net realized and unrealized gain (loss)	1.05	(1.64)	3.30	1.95	(3.10)
Net increase (decrease) in net assets resulting from investment operations	1.22	(1.34)	3.64	2.22	(2.83)
Distributions from:
Net investment income	(0.48)	(0.35)	(0.35)	(0.42)	—
Net asset value, end of period	$21.47	$20.73	$22.42	$19.13	$17.33
Market price, end of period	$21.25	$20.67	$22.30	$19.16	$17.83
Total Return
Total investment return based on net asset value(d)	6.13%	(5.96)%	19.11%	13.18%	(14.05)%
Total investment return based on market price(e)	5.34%	(5.71)%	18.29%	10.17%	(11.56)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,368	$6,218	$34,746	$27,740	$25,125
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.30%(h)	0.30%	0.33%	0.46%	0.46%(h)
Expenses excluding waivers/reimbursements(g)	0.46%(h)	0.46%	0.46%	0.46%	0.46%(h)
Net investment income (loss)(c)	1.68%(h)	1.39%	1.61%	1.53%	1.85%(h)
Portfolio turnover rate(i)	3%	7%	6%	15%	11%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices. Prior to May 31, 2016, the closing price listed on the NYSE Arca was used.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Period May 16, 2017(a) to April 30, 2018
Net asset value, beginning of period	$25.72	$27.13	$25.16
Income from Investment Operations
Net investment income(b)(c)	0.18	0.27	0.16
Net realized and unrealized gain (loss)	0.44	(1.39)	1.93
Net increase (decrease) in net assets resulting from investment operations	0.62	(1.12)	2.09
Distributions from:
Net investment income	(0.17)	(0.29)	(0.12)
Net asset value, end of period	$26.17	$25.72	$27.13
Market price, end of period	$26.15	$25.72	$27.14
Total Return
Total investment return based on net asset value(d)	2.45%	(4.10)%	8.33%
Total investment return based on market price(e)	2.39%	(4.14)%	8.36%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$227,683	$348,555	$465,347
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.35%(h)	0.35%	0.35%(h)
Expenses excluding waivers/reimbursements(g)	0.36%(h)	0.36%	0.36%(h)
Net investment income (loss)(c)	1.48%(h)	1.01%	0.61%(h)
Portfolio turnover rate(i)	3%	57%	106%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Period December 13, 2017(a) to April 30, 2018
Net asset value, beginning of period	$24.75	$25.30	$25.05
Income from Investment Operations
Net investment income(b)(c)	0.28	0.48	0.15
Net realized and unrealized gain (loss)	0.63	(0.53)	0.18(d)
Net increase (decrease) in net assets resulting from investment operations	0.91	(0.05)	0.33
Distributions from:
Net investment income	(0.27)	(0.50)	(0.08)
Net asset value, end of period	$25.39	$24.75	$25.30
Market price, end of period	$25.40	$24.75	$25.30
Total Return
Total investment return based on net asset value(e)	3.73%	(0.13)%	1.31%
Total investment return based on market price(f)	3.76%	(0.13)%	1.32%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,829	$278,412	$320,000
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.25%(i)	0.25%	0.25%(i)
Expenses excluding waivers/reimbursements(h)	0.26%(i)	0.26%	0.26%(i)
Net investment income (loss)(c)	2.26%(i)	1.97%	1.59%(i)
Portfolio turnover rate(j)	4%	52%	94%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2019 (unaudited)
1. ORGANIZATION
IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of twenty-one operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”),whose shares are listed on a stock exchange and traded like equity securities at market prices.
Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).
Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
IQ Hedge Macro Tracker ETF*	Diversified	June 9, 2009
IQ Hedge Market Neutral Tracker ETF*	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF*	Diversified	March 24, 2015
IQ Hedge Event-Driven Tracker ETF*	Diversified	March 24, 2015
IQ Real Return ETF*	Diversified	October 27, 2009
IQ Leaders GTAA Tracker ETF*	Diversified	September 30, 2015
IQ Enhanced Core Bond U.S. ETF*	Diversified	May 10, 2016
IQ Enhanced Core Plus Bond U.S. ETF*	Diversified	May 10, 2016
IQ Short Duration Enhanced Core Bond U.S. ETF*	Diversified	December 18, 2018
IQ Merger Arbitrage ETF	Non-diversified	November 17, 2009
IQ Global Resources ETF	Non-diversified	October 27, 2009
IQ Global Agribusiness Small Cap ETF	Non-diversified	March 22, 2011
IQ U.S. Real Estate Small Cap ETF	Non-diversified	June 14, 2011
IQ S&P High Yield Low Volatility Bond ETF	Diversified	February 15, 2017
IQ 500 International ETF	Diversified	December 13, 2018
IQ 50 Percent Hedged FTSE International ETF	Diversified	July 22, 2015
IQ 50 Percent Hedged FTSE Europe ETF	Diversified	July 22, 2015
IQ 50 Percent Hedged FTSE Japan ETF	Diversified	July 22, 2015
IQ Chaikin U.S. Small Cap ETF	Diversified	May 16, 2017
IQ Chaikin U.S. Large Cap ETF	Diversified	December 13, 2017

*
Funds are “fund of funds”, meaning that they seek to achieve their investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:
Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
Fund	Underlying Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Real Return ETF	IQ Real Return Index
IQ Leaders GTAA Tracker ETF	IQ Leaders GTAA Index
IQ Enhanced Core Bond U.S. ETF	IQ Enhanced Core Bond U.S. Index
IQ Enhanced Core Plus Bond U.S. ETF	IQ Enhanced Core Plus Bond U.S. Index
IQ Short Duration Enhanced Core Bond U.S. ETF	IQ Short Duration Enhanced Core Bond U.S. Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Global Agribusiness Small Cap ETF	IQ Global Agribusiness Small Cap Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ S&P High Yield Low Volatility Bond ETF	S&P U.S. High Yield Low Volatility Corporate Bond Index
IQ 500 International ETF	IQ 500 International Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Europe ETF	FTSE Developed Europe 50% Hedged to USD Index
IQ 50 Percent Hedged FTSE Japan ETF	FTSE Japan 50% Hedged to USD Index
IQ Chaikin U.S. Small Cap ETF	NASDAQ Chaikin Power U.S. Small Cap Index
IQ Chaikin U.S. Large Cap ETF	NASDAQ Chaikin Power U.S. Large Cap Index
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties and which may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listing exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the New York Stock Exchange Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times.
A fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as the method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless IndexIQ Advisors LLC (the “Advisor”) determines in good faith that such method does not represent fair value.
A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.
Over-the-counter (“OTC”) traded financial Instruments, forward foreign currency contracts and currency-related derivatives, are normally valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.
If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAVs of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.
A fund may sweep uninvested cash balances into a money market fund, either the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class. The Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares and the BlackRock Liquidity Funds Treasury Trust Fund Portfolio seek as high a level

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares and the BlackRock Liquidity Funds Treasury Trust Fund Portfolio have no redemption restriction and are valued at the daily NAV.
Under normal conditions, each Fund invests cash collateral from securities lending activities into the Dreyfus Government Cash Management Fund, Institutional Shares. The Dreyfus Government Cash Management Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Cash Management Fund has no redemption restrictions and is valued at the daily NAV.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2019 is disclosed at the end of each Fund’s Schedule of Investments.
Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain(loss) on foreign currency transactions.
Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Funds within the allowable time limits.
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Foreign Taxes
The Funds may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes and recoveries as applicable,

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the period ended October 31, 2019, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and capital gains are typically distributed to shareholders at least annually; except that IQ U.S. Real Estate Small Cap ETF typically distributes income quarterly, and IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ Short Duration Enhanced Core Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF typically distribute income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Distributions received from the IQ U.S. Real Estate Small Cap ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Securities Lending
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.
A fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the fund’s obligation to return the full amount owed to such Borrower.
In accordance with the securities lending agreement between the Funds and the BNY Mellon, the Funds will be indemnified by the BNY Mellon in the event of default of a third party Borrower.
The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2019, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:
	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$133,240,245	$1,108,173	$211,292	$42,249,161	$176,808,871
IQ Hedge Macro Tracker ETF	815,189	16,993	3,444	642,984	1,478,610
IQ Hedge Market Neutral Tracker ETF	3,121,609	11,516	2,275	225,989	3,361,389
IQ Hedge Long/Short Tracker ETF	951,885	—	—	802,272	1,754,157
IQ Hedge Event-Driven Tracker ETF	1,071,810	46	9	444,294	1,516,159
IQ Real Return ETF	4,634,644	—	—	5,739,315	10,373,959
IQ Leaders GTAA Tracker ETF	404,800	30,462	5,748	5,153,456	5,594,466
IQ Enhanced Core Plus Bond U.S. ETF	161,650	—	291	245,037	406,978
IQ Short Duration Enhanced Core Bond U.S. ETF	242,775	—	400	336,847	580,022
IQ Merger Arbitrage ETF	52,783,287	225,074	65,218	32,454,050	85,527,629
IQ Global Resources ETF	1,144,009	56,721	15,972	6,371,327	7,588,029
IQ Global Agribusiness Small Cap ETF	373,418	68,798	38,097	1,002,291	1,482,604
IQ U.S. Real Estate Small Cap ETF	2,646,272	211,504	42,883	11,669,430	14,570,089
IQ S&P High Yield Low Volatility Bond ETF	1,129,670	—	—	—	1,129,670
IQ 500 International ETF	3,039,214	—	—	—	3,039,214
IQ 50 Percent Hedged FTSE International ETF	4,581,940		—	699,912	5,281,852
IQ 50 Percent Hedged FTSE Europe ETF	242,450	—	—	—	242,450
IQ 50 Percent Hedged FTSE Japan ETF	148,926	—	50	79,086	228,062
IQ Chaikin U.S. Small Cap ETF	2,314,961	184,532	43,213	20,411,395	22,954,101
IQ Chaikin U.S. Large Cap ETF	—	—	—	966,559	966,559
The collateral amount presented is in excess of the securities on loan.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
Master Netting Arrangements
In order to better define its contractual rights and to secure rights that will help a fund mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.
Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.
At October 31, 2019, the unrealized appreciation/depreciation on total return swap contracts for the following Funds was zero, reflecting a reset date at period end based on the contractual agreements with Bank of America and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Leaders GTAA Tracker ETF
IQ Merger Arbitrage ETF
IQ Global Resources ETF

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
As of October 31, 2019, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:
	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$172,691,271	$(172,691,271)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	1,446,703	(1,446,703)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	3,279,705	(3,279,705)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	1,714,575	(1,714,575)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	1,479,069	(1,479,069)	—	—	—	—
IQ Real Return ETF	10,104,823	(10,104,823)	—	—	—	—
IQ Leaders GTAA Tracker ETF	5,460,860	(5,460,860)	—	—	—	—
IQ Enhanced Core Bond U.S. ETF	—	—	—	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	401,823	(401,823)	—	—	—	—
IQ Short Duration Enhanced Core Bond U.S. ETF	569,231	(569,231)	—	—	—	—
IQ Merger Arbitrage ETF	65,858,574	(65,858,574)	—	—	—	—
IQ Global Resources ETF	7,313,361	(7,313,361)	—	—	—	—
IQ Global Agribusiness Small Cap ETF	1,433,979	(1,433,979)	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	14,151,171	(14,151,171)	—	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	1,087,435	(1,087,435)	—	—	—	—
IQ 500 International ETF	2,882,612	(2,882,612)	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	5,033,867	(5,033,867)	—	—	—	—
IQ 50 Percent Hedged FTSE Europe ETF	230,943	(230,943)	—	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	217,597	(217,597)	—	—	—	—
IQ Chaikin U.S. Small Cap ETF	21,963,366	(21,963,366)	—	—	—	—
IQ Chaikin U.S. Large Cap ETF	940,320	(940,320)	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than $0.
As of October 31, 2019, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:
Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ 50 Percent Hedged FTSE International ETF
Morgan Stanley	$123,467	$(123,467)	$—	$2,121,116	$(2,121,116)	$—
IQ 50 Percent Hedged FTSE Europe ETF
Morgan Stanley	$1,677	$(1,677)	$—	$119,688	$(119,688)	$—
IQ 50 Percent Hedged FTSE Japan ETF
Bank of America	$6,361	$(1,205)	$5,156	$1,205	$(1,205)	$—

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), the sub-advisor to IQ S&P High Yield Low Volatility Bond ETF, and its management of the Fund.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Leaders GTAA Tracker ETF	0.45%
IQ Enhanced Core Bond U.S. ETF	0.25%
IQ Enhanced Core Plus Bond U.S. ETF	0.25%
IQ Short Duration Enhanced Core Bond U.S. ETF	0.20%
IQ Merger Arbitrage ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ 500 International ETF	0.25%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ 50 Percent Hedged FTSE Europe ETF	0.45%
IQ 50 Percent Hedged FTSE Japan ETF	0.45%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%
The Advisor has agreed to pay all expenses of the Funds, except: brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
the Independent Trustees, counsel to the Independent Trustee, and the Chief Compliance Officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor.
The Advisor has entered into a Fee Waiver Agreement with each Fund under which it has contractually agreed, until August 31, 2020, to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.22%
IQ Hedge Macro Tracker ETF*	0.35%
IQ Hedge Market Neutral Tracker ETF*	0.35%
IQ Hedge Long/Short Tracker ETF*	0.35%
IQ Hedge Event-Driven Tracker ETF*	0.35%
IQ Real Return ETF	0.28%
IQ Leaders GTAA Tracker ETF	0.23%
IQ Enhanced Core Bond U.S. ETF	0.05%
IQ Enhanced Core Plus Bond U.S. ETF	0.05%

*
Fee waiver agreement is effective as of August 29, 2019.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed, until August 31, 2020, to waive a portion of its management fee and/or reimburse expenses of the Fund in an amount that limits the Fund’s total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sale, acquired fund fees and expenses, and extraordinary expenses) to not more than a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ Short Duration Enhanced Core Bond U.S. ETF	0.20%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ 500 International ETF	0.25%
IQ 50 Percent Hedged FTSE International ETF	0.20%
IQ 50 Percent Hedged FTSE Europe ETF	0.30%
IQ 50 Percent Hedged FTSE Japan ETF	0.30%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%
Investment Sub-Advisory Agreement
The Sub-Advisor is a registered investment advisor and an indirect, wholly-owned subsidiary of New York Life, and is responsible for the day-to-day portfolio management of IQ S&P High Yield Low Volatility Bond ETF. Pursuant to the terms of the Sub-Advisory Agreement (“Subadvisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor. The Sub-Advisor acts as portfolio manager for the Fund subject to the supervision of the Advisor and the Board.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. As described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail on the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
5. FEDERAL INCOME TAX
At October 31, 2019, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$949,575,130	$14,414,217	$(4,874,467)	$9,539,750
IQ Hedge Macro Tracker ETF	6,062,815	77,831	(39,430)	38,401
IQ Hedge Market Neutral Tracker ETF	17,612,341	276,940	(43,819)	233,121
IQ Hedge Long/Short Tracker ETF	8,669,413	202,966	(95,938)	107,028
IQ Hedge Event-Driven Tracker ETF	6,405,513	84,629	(35,344)	49,285
IQ Real Return ETF	59,889,487	1,399,131	(386,834)	1,012,297
IQ Leaders GTAA Tracker ETF	29,958,873	516,285	(639,492)	(123,207)
IQ Enhanced Core Bond U.S. ETF	46,138,872	488,525	(36,493)	452,032
IQ Enhanced Core Plus Bond U.S. ETF	102,694,738	1,110,790	(101)	1,110,689
IQ Short Duration Enhanced Core Bond U.S. ETF	5,364,863	29,105	(671)	28,434
IQ Merger Arbitrage ETF	915,233,094	310,933,059	(285,446,926)	25,486,133
IQ Global Resources ETF	149,602,283	10,288,629	(15,283,949)	(4,995,320)
IQ Global Agribusiness Small Cap ETF	8,670,688	1,078,865	(1,375,849)	(296,984)
IQ U.S. Real Estate Small Cap ETF	70,392,081	7,156,918	(7,308,781)	(151,863)
IQ S&P High Yield Low Volatility Bond ETF	66,942,098	1,753,351	(131,297)	1,622,054
IQ 500 International ETF	107,799,537	5,428,448	(2,828,425)	2,600,023
IQ 50 Percent Hedged FTSE International ETF	311,563,141	16,999,601	(36,525,471)	(19,525,870)
IQ 50 Percent Hedged FTSE Europe ETF	10,667,439	386,939	(1,450,228)	(1,063,289)
IQ 50 Percent Hedged FTSE Japan ETF	6,251,768	738,392	(714,260)	24,132
IQ Chaikin U.S. Small Cap ETF	355,200,710	19,484,460	(20,889,691)	(1,405,231)
IQ Chaikin U.S. Large Cap ETF	253,149,952	9,814,692	(14,307,032)	(4,492,340)
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2019.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
The tax character of distributions paid during the years ended April 30, 2019 and 2018 were as follows:
	2019			2018
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$24,498,116	$—	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	69,928	—	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—	—	—	—
IQ Hedge Long/Short Tracker ETF	190,276	—	—	16,706	—	—
IQ Hedge Event-Driven Tracker ETF	129,849	—	—	70,341	—	—
IQ Real Return ETF	730,380	—	—	308,837	—	—
IQ Leaders GTAA Tracker ETF	1,367,155	—	—	1,005,870	—	—
IQ Enhanced Core Bond U.S. ETF	1,624,788	—	—	1,575,071	—	—
IQ Enhanced Core Plus Bond U.S. ETF	6,882,062	—	—	9,263,899	—	—
IQ Short Duration Enhanced Core Bond U.S. ETF	28,586	—	—	—	—	—
IQ Merger Arbitrage ETF	—	—	—	—	—	—
IQ Global Resources ETF	1,346,949	—	—	—	—	—
IQ Global Agribusiness Small Cap ETF	98,945	—	—	109,575	—	—
IQ U.S. Real Estate Small Cap ETF	2,374,318	—	2,583,466	3,563,539	—	2,075,765
IQ S&P High Yield Low Volatility Bond ETF	3,901,103	—	—	3,536,709	—	—
IQ 500 International ETF	15,344	—	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	18,743,014	721,412	—	8,843,710	—	—
IQ 50 Percent Hedged FTSE Europe ETF	417,662	—	—	3,305,273	—	—
IQ 50 Percent Hedged FTSE Japan ETF	545,585	—	—	544,769	—	—
IQ Chaikin U.S. Small Cap ETF	4,624,785	—	—	1,436,366	—	—
IQ Chaikin U.S. Large Cap ETF	7,178,905	—	—	916,233	—	—

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2019, the Funds incurred and elected to defer to May 1, 2019 Post-October Losses and late year ordinary losses of:
Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$—	$—
IQ Hedge Macro Tracker ETF	—	—	—
IQ Hedge Market Neutral Tracker ETF	—	—	—
IQ Hedge Long/Short Tracker ETF	—	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Real Return ETF	—	—	—
IQ Leaders GTAA Tracker ETF	—	592,857	27,452
IQ Enhanced Core Bond U.S. ETF	—	—	—
IQ Enhanced Core Plus Bond U.S. ETF	—	—	—
IQ Short Duration Enhanced Core Bond U.S. ETF	—	—	—
IQ Merger Arbitrage ETF	23,678,582	—	—
IQ Global Resources ETF	—	—	—
IQ Global Agribusiness Small Cap ETF	—	—	—
IQ U.S. Real Estate Small Cap ETF	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—
IQ 500 International ETF	—	—	—
IQ 50 Percent Hedged FTSE International ETF	—	1,282,778	2,299,619
IQ 50 Percent Hedged FTSE Europe ETF	—	—	—
IQ 50 Percent Hedged FTSE Japan ETF	—	—	—
IQ Chaikin U.S. Small Cap ETF	—	25,812,206	8,678,233
IQ Chaikin U.S. Large Cap ETF	—	—	—

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
At April 30, 2019, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:
Fund	Expired Current Year	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$5,603,304	$3,957,181	$51,711,861	$—
IQ Hedge Macro Tracker ETF	531,209	27,218	4,279,620	1,195,084
IQ Hedge Market Neutral Tracker ETF	—	—	425,001	27,774
IQ Hedge Long/Short Tracker ETF	—	—	187,592	131,752
IQ Hedge Event-Driven Tracker ETF	—	—	45,993	36,803
IQ Real Return ETF	—	—	1,079,470	1,270,996
IQ Leaders GTAA Tracker ETF	—	—	1,212,750	122,974
IQ Enhanced Core Bond U.S. ETF	—	—	4,053,878	1,380,656
IQ Enhanced Core Plus Bond U.S. ETF	—	—	18,916,701	1,154,390
IQ Short Duration Enhanced Core Bond U.S. ETF	—	—	597	—
IQ Merger Arbitrage ETF	—	—	12,930,826	—
IQ Global Resources ETF	—	—	28,802,974	24,313,866
IQ Global Agribusiness Small Cap ETF	—	1,224,465	2,742,804	4,686,889
IQ U.S. Real Estate Small Cap ETF	—	—	1,196,038	3,071,923
IQ S&P High Yield Low Volatility Bond ETF	—	—	2,314,674	638,880
IQ 500 International ETF	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	—	7,719,162	—	—
IQ 50 Percent Hedged FTSE Europe ETF	—	2,508,944	—	2,246,140*
IQ 50 Percent Hedged FTSE Japan ETF	—	130,332	782,534	801,311
IQ Chaikin U.S. Small Cap ETF	—	1,796,558	5,798,824	—
IQ Chaikin U.S. Large Cap ETF	—	—	17,886,687	3,068,407

* Subject to annual limitation on utilization.
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2019, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.
The Advisor is an affiliate and subsidiary of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLife”). As of October 31, 2019, NYLIM and NYLife were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below. NYLIM and NYLife own shares of the Funds on their own behalf or on behalf of funds or accounts managed by NYLIM or NYLife.
New York Life Insurance & Annuity Corporation
Fund	% Ownership
IQ Hedge Long/Short Tracker ETF	22.9%
IQ Hedge Event-Driven Tracker ETF	32.0%
IQ Leaders GTAA Tracker ETF	50.7%
IQ Short Duration Enhanced Core Bond U.S. ETF	60.0%
IQ S&P High Yield Low Volatility Bond ETF	30.1%
IQ 500 International ETF	5.1%
IQ 50 Percent Hedged FTSE Japan ETF	41.3%

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
New York Life Investment Management LLC
Fund	% Ownership
IQ Enhanced Core Bond U.S. ETF	76.5%
IQ Enhanced Core Plus Bond U.S. ETF	17.4%
IQ Global Resources ETF	74.2%
IQ S&P High Yield Low Volatility Bond ETF	39.2%
IQ 500 International ETF	85.5%
IQ 50 Percent Hedged FTSE International ETF	64.3%
IQ Chaikin U.S. Small Cap ETF	73.6%
IQ Chaikin U.S. Large Cap ETF	95.3%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2019 are as follows:
Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$601,909,982	$592,560,675	$9,120,557	$188,733,482
IQ Hedge Macro Tracker ETF	1,962,709	1,925,690	—	—
IQ Hedge Market Neutral Tracker ETF	4,365,314	4,220,934	1,315,498	2,638,539
IQ Hedge Long/Short Tracker ETF	2,509,219	2,419,443	4,394,957	3,263,071
IQ Hedge Event-Driven Tracker ETF	591,555	523,157	1,073,443	—
IQ Real Return ETF	16,413,753	15,863,128	—	1,391,442
IQ Leaders GTAA Tracker ETF	24,370,358	24,455,058	15,711,949	30,257,989
IQ Enhanced Core Bond U.S. ETF	113,675,825	113,725,646	43,191,008	87,615,886
IQ Enhanced Core Plus Bond U.S. ETF	188,892,624	188,958,467	7,775,889	64,524,642
IQ Short Duration Enhanced Core Bond U.S. ETF	2,591,773	3,334,132	16,553,726	14,652,644
IQ Merger Arbitrage ETF	1,215,855,781	1,134,347,709	282,514,778	438,241,956
IQ Global Resources ETF	51,499,110	50,280,773	1,202,136	27,110,377
IQ Global Agribusiness Small Cap ETF	989,513	940,465	—	1,669,097
IQ U.S. Real Estate Small Cap ETF	10,603,381	11,571,044	3,669,064	10,312,087
IQ S&P High Yield Low Volatility Bond ETF	38,860,105	29,892,165	—	7,231,721
IQ 500 International ETF	6,277,969	6,351,465	106,238,167	86,097,799
IQ 50 Percent Hedged FTSE International ETF	56,576,129	58,480,954	27,563,511	269,443,313
IQ 50 Percent Hedged FTSE Europe ETF	5,749,568	3,123,640	—	158,025,822
IQ 50 Percent Hedged FTSE Japan ETF	2,438,287	1,748,100	—	24,753,955
IQ Chaikin U.S. Small Cap ETF	249,626,978	249,309,408	93,706,101	179,766,753
IQ Chaikin U.S. Large Cap ETF	11,066,856	10,279,999	111,277,452	150,245,319
8. DERIVATIVE FINANCIAL INSTRUMENTS
Swap Transactions
A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.
The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of Total Return Swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.
Some of the Funds intend to use Total Return Swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.
Pursuant to documentation governing the Funds’ swap transactions with Bank of America and Morgan Stanley, Bank of America and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Bank of America and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2019, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2019, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.
Forward Foreign Currency Contracts
Certain Funds may enter into forward foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.
The Funds may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.
Upon entering into a forward foreign currency contract, a fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2019, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Asset Derivatives
Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$123,467
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized appreciation on forward foreign currency contracts	1,677
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized appreciation on forward foreign currency contracts	6,361
Liability Derivatives
Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	$2,121,116
IQ 50 Percent Hedged FTSE Europe ETF
Unrealized depreciation on forward foreign currency contracts	119,688
IQ 50 Percent Hedged FTSE Japan ETF
Unrealized depreciation on forward foreign currency contracts	1,205
Total return swaps reflect a reset date as of October 31, 2019; therefore, there is no unrealized appreciation/ depreciation reflected on the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2019 were as follows:
Fund	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(1,997,774)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$(22,183)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$(25,829)
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$4,225
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$(5,465)
IQ Leaders GTAA Tracker ETF
Realized gain (loss)
Swap transactions		$(198,677)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(17,894,822)
IQ Global Resources ETF
Realized gain (loss)
Swap transactions		$(575,544)
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Forward foreign currency contracts	$4,081,838
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(3,225,237)
IQ 50 Percent Hedged FTSE Europe ETF
Realized gain (loss)
Forward foreign currency contracts	$208,245
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(146,949)
IQ 50 Percent Hedged FTSE Japan ETF
Realized gain (loss)
Forward foreign currency contracts	$(37,815)
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$(19,761)

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
For the period ended October 31, 2019, the monthly average notional value of the derivatives held by the Funds were as follows:
	Average Notional Value
	IQ Hedge Multi- Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/ Short Tracker ETF	IQ Hedge Event- Driven Tracker ETF	IQ Leaders GTAA Tracker ETF	IQ Merger Arbitrage ETF	IQ Global Resources ETF	IQ 50 Percent Hedged FTSE International ETF	IQ 50 Percent Hedged FTSE Europe ETF	IQ 50 Percent Hedged FTSE Japan ETF
Asset Derivatives
Swap contracts	$87,418,312	$522,913	$1,482,995	$588,090	$132,777	$4,702,526	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	—	—	—	—	—	—	389,590,397	13,127,854	8,138,450
Liability Derivatives
Swap contracts	$(87,589,778)	$(522,861)	$(1,491,039)	$(589,648)	$(132,593)	$(4,691,392)	$(304,878,991)	$(31,114,703)
Forward foreign currency contracts	—	—	—	—	—	—	—	—	(389,338,195)	(13,116,501)	(8,144,091)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a fund could result in a loss or the performance of a fund could be inferior to that of other investments.
Fund of Funds Risk1
Certain Funds’ investment performance, because they are fund of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.
Equity Securities Risk
The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a fund’s holdings. Opportunity for greater gain may come with greater risk of loss.
Debt Investments Risk
Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Debt investments most frequently trade in institutional round lot size transactions. Until a fund grows significantly in size, a fund may purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than

1
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Leaders GTAA Tracker, IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF and IQ Short Duration Enhanced Core Bond U.S. ETF.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Exchange Traded Vehicle Risk1
Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, ETVs and ETNs is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Total Return Swap Risk2
Total return swaps give a fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.
Currency Hedging Risk3
Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a fund may also go up or down quickly and unpredictably and investors may lose money.
Currency Risk
Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore a fund may convert cash in

1
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Leaders GTAA Tracker, IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF and IQ Short Duration Enhanced Core Bond U.S. ETF.

2
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF and IQ Leaders GTAA Tracker ETF.

3
Applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF and IQ 50 Percent Hedged FTSE Japan ETF.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
U.S. dollars to foreign currencies to purchase securities. Both a fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.
High Yield Securities Risk4
High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”
Small Capitalization Companies Risk5
Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments. Additionally, the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.
Long/Short Risk
There is no guarantee that the returns on a fund’s long or short positions, if any, will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, a fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.
Market Risk
The market price of investments owned by a fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed-income securities markets generally or particular segments of the market.
Index Risk
The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.
Passive Management Risk
Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.
Tracking Error Risk
Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a fund may not be able to duplicate its exact composition or return for a number of reasons, including that the strategies used by the Advisor to match the performance of the Underlying Indexes were unsuccessful and because a fund incurs expenses, which an Underlying Index does not incur.
Counterparty Risk
Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions.

4
Applies to IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ Short Duration Enhanced Core Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF.

5
Applies to IQ Global Agribusiness Small Cap ETF, IQ U.S. Real Estate Small Cap ETF, and IQ Chaikin U.S. Small Cap ETF.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.
Foreign Securities Risk
Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.
Interest Rate Risk3
An increase in interest rates may cause the value of debt securities held by a fund to decline. Interest rates in the United States are near historic lows, which may increase a fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a fund to sell its bond holdings at a time when the Fund might wish to sell.
Income Risk3
The income of a fund receives from investments in debt securities may decline when interest rates fall. This decline can occur because a fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund needs to purchase additional bonds.
Call Risk3
During periods of falling interest rates, an issuer of a callable bond held by a fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk3
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default on its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in default.
Large Transaction Risks
From time to time, a fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund’s transaction costs.
Trading Price Risk
Although it is expected that generally the market price of a fund’s Shares will approximate the Fund’s NAV, there may be times when market price in the Secondary Market and the NAV vary significantly.
Industry Concentration Risk
To the extent that a fund’s Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

3
Applies to IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ Short Duration Enhanced Core Bond U.S. ETF and IQ S&P High Yield Low Volatility Bond ETF.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
10. NEW ACCOUNTING PRONOUNCEMENTS
To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required. Management has evaluated the implications of certain other provisions of the ASU and has determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
11. SUBSEQUENT EVENTS
On December 12, 2019, the Board, upon the recommendation from the Fund's Advisor approved a proposal to liquidate the IQ Enhanced Core Bond U.S. ETF pursuant to the terms of a plan of liquidation. After considering all of the information presented to it, the Board concluded that it would be in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about February 4, 2020.
Other than the Fund's liquidation, management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

IndexIQ ETF Trust
SEMI-ANNUAL REPORT | OCTOBER 31, 2019
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Real Return ETF
IQ Leaders GTAA Tracker ETF
IQ Enhanced Core Bond U.S. ETF
IQ Enhanced Core Plus Bond U.S. ETF
IQ Short Duration Enhanced Core Bond U.S. ETF
IQ Merger Arbitrage ETF
IQ Global Resources ETF
IQ Global Agribusiness Small Cap ETF
IQ U.S. Real Estate Small Cap ETF
IQ S&P High Yield Low Volatility Bond ETF
IQ 500 International ETF
IQ 50 Percent Hedged FTSE International ETF
IQ 50 Percent Hedged FTSE Europe ETF
IQ 50 Percent Hedged FTSE Japan ETF
IQ Chaikin U.S. Small Cap ETF
IQ Chaikin U.S. Large Cap ETF
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, D.C. 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1719488 ME10-12/19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 ad the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	01/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	01/06/2020

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	01/06/2020

* Print the name and title of each signing officer under his or her signature.